                                                       Registration No. 33-54662
                                                                       811-05006

     As filed with the Securities and Exchange Commission on April 21, 2004

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 18

                                   ----------

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                              (Exact name of trust)

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
          (Complete address of depositor's principal executive offices)

                                   ----------
                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                (Name and complete address of agent for service)

                                   ----------
                                    COPY TO:
                                Michael Berenson
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004

                                   ----------

         It is proposed that this filing will become effective:

              / / Immediately upon filing pursuant to paragraph (b) of Rule 485. /X/ On May 1, 2004, pursuant to paragraph (b) of Rule 485.
              / / 60 days after filing pursuant to paragraph (a) of Rule 485.
              / / On [date] pursuant to paragraph (a) of Rule 485.

================================================================================

                                   PROSPECTUS

                                       FOR

                               CORNERSTONE VUL II

     a flexible premium adjustable variable life insurance policy issued by

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               and funded through

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     The Penn Mutual Life Insurance Company

                             Philadelphia, PA 19172

                                  800-523-0650

        The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

PENN SERIES FUNDS, INC.                                      MANAGER
     Money Market Fund                                       Independence Capital Management, Inc.
     Limited Maturity Bond Fund                              Independence Capital Management, Inc.
     Quality Bond Fund                                       Independence Capital Management, Inc.
     High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
     Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
     Growth Equity Fund                                      Independence Capital Management, Inc.
     Large Cap Value Fund                                    Putnam Investment Management, LLC
     Large Cap Growth Fund                                   Franklin Advisers, Inc.
     Index 500 Fund                                          Wells Capital Management Incorporated
     Mid Cap Growth Fund                                     Turner Investment Partners, Inc.
     Mid Cap Value Fund                                      Neuberger Berman Management Inc.
     Strategic Value Fund                                    Lord, Abbett & Co. LLC
     Emerging Growth Fund                                    RS Investment Management, Inc.
     Small Cap Value Fund                                    Royce & Associates, LLC
     International Equity Fund                               Vontobel Asset Management, Inc.
     REIT Fund                                               Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                   MANAGER
     Balanced Portfolio                                      Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND       MANAGER
     Equity-Income Portfolio                                 Fidelity Management & Research Company
     Growth Portfolio                                        Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II    MANAGER
     Asset Manager Portfolio                                 Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.         MANAGER
     Emerging Markets Equity (International) Portfolio       Van Kampen

PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   May 1, 2004

                        GUIDE TO READING THIS PROSPECTUS

        This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

        The prospectus is arranged as follows:

        - Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

        - Pages 5 to 13 provide tables showing fees and charges under the Policy.


        - Pages 14 to 16 provide tables showing fees and expenses of the funds underlying the Policy.


        - Pages 17 to 37 provide additional information about the Policy, in question and answer format.

        - Pages 37 to 39 provide information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I (the "Separate Account") and the underlying investment funds in which Policy reserves may be allocated.

        - Appendices A and B, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

                                   **********

THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                 SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

        The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

BENEFIT SUMMARY

        The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

        DEATH BENEFIT - While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

        PREMIUM FLEXIBILITY - Amounts you pay to us under your Policy are called "premiums" or "premium payments." Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

        FREE LOOK PERIOD - You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application. This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

        THREE YEAR NO-LAPSE FEATURE - Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceeds the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

        INVESTMENT OPTIONS - The Policy allows you to allocate your policy value to 21 different investment options.

        FIXED INTEREST OPTION - In addition to the 21 investment options, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%.

        TRANSFERS - Within limitations, you may transfer amounts from one investment option to another, and to and from the fixed interest option. In addition, the Policy offers two automated transfer programs - dollar-cost averaging and asset rebalancing.

        LOANS - You may take a loan on your Policy. You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250. Interest charged on a policy loan is 5.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.

        SURRENDERS AND WITHDRAWALS - You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies (if any). This is called your "net cash surrender value." In addition, you may make partial withdrawals (subject to limitations) from your net cash surrender value.


        TAXES - Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the policy is NOT treated as a "modified endowment contract" under federal income tax law, depending on the policy year when the distribution is made, distributions from the policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income.


        RIDERS - For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

RISK SUMMARY

        SUITABILITY - The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The policy is not suitable as a short-term savings vehicle. You will pay a surrender charge should you surrender your Policy within the first 11 policy years.

        INVESTMENT PERFORMANCE - The value of your policy, which is invested in underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.


        LAPSE - Your policy may terminate, or "lapse," if the net cash surrender value of the Policy is not sufficient to pay Policy charges (including payment of interest on any loan that may be outstanding under the Policy), the three year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you of how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive.


        ACCESS TO CASH VALUE - If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

        TAXES - The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

                                   FEE TABLES

        The following tables summarize fees and expenses that a Policy owner may pay when buying, owning and surrendering the Policy.(1) The table below describes the fees and expenses that a Policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

                                TRANSACTION FEES


                CHARGE                        WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (load)                When a premium is paid.                    4.0% of all premiums paid in excess of
                                                                                      the "maximum surrender charge
                                                                                      premium"(2) in the first policy year and
                                                                                      for all premiums paid in policy years
                                                                                      two and later.(3)

Premium and Federal (DAC) Taxes            When a premium is paid.                    2.5% of all premiums paid in excess of
                                                                                      the "maximum surrender charge
                                                                                      premium."(2)

Maximum Deferred Sales Charge (load)       When the Policy is surrendered.            25% of the lesser of (i) premiums paid
if the Policy is surrendered within                                                   and (ii) the "maximum surrender charge
the first seven policy years                                                          premium."(2),(4)

Other Surrender Charges, If the Policy
is surrendered Within the First 11
Policy Years, or Within 11 Years of any
Increase in the Amount of Insurance
Specified in your Policy, the Charge is
Deducted (5)

    Minimum Charge                         When the Policy is surrendered.            $1 per $1,000 of initial specified
                                                                                      amount of insurance or increase in
                                                                                      specified amount of insurance, for
                                                                                      insured age 9 or younger at the date of
                                                                                      issue or increase.

    Maximum Charge                         When the Policy is surrendered.            $7 per $1,000 of initial specified
                                                                                      amount of insurance or increase in
                                                                                      specified amount of insurance for
                                                                                      insured age 60 or older at the date of
                                                                                      issue or increase.

    Charge for a representative                                                       $5 per $1,000 of initial specified
    non-tobacco male insured, age 45                                                  amount of insurance or increase in
                                                                                      specified amount of insurance, for
                                                                                      insured age 45 at the date of the issue
                                                                                      or increase.

                CHARGE                        WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Partial Surrender Charge                   When you partially surrender your          Lesser of $25 or 2.0% of the amount
                                           Policy.                                    surrendered.

Transfer Charge

    Current Charge                         When you make a transfer.                  $0.00(6)

    Guaranteed Maximum Charge              When you make a transfer.                  $10.00

Loans(7)

    Gross Interest Charge                  End of each policy year.                   Annual rate of 5.0% (before credit from
                                                                                      interest paid on collateral held in
                                                                                      special loan account).

    Net Interest Charge(8)                 End of each policy year.                   Annual rate of 1.0% (after credit from
                                                                                      interest paid on collateral held in
                                                                                      special loan account).(9)


----------
(1) SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

(2) THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS DETERMINED SEPARATELY FOR EACH POLICY, AND TAKES INTO ACCOUNT THE INDIVIDUAL UNDERWRITING CHARACTERISTICS OF THE INSURED. THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS STATED IN EACH POLICY.

(3) THE SALES CHARGE IMPOSED ON PREMIUMS (LOAD) IS CURRENTLY REDUCED TO 2.25% OF ALL PREMIUMS PAID IN EXCESS OF THE MAXIMUM SURRENDER CHARGE PREMIUM IN THE FIRST POLICY YEAR AND FOR ALL PREMIUMS PAID IN POLICY YEARS TWO AND LATER.

(4) COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE DEFERRED SALES CHARGE DECREASES EACH YEAR, AFTER WHICH THERE IS NO LONGER A CHARGE.

(5) THE "OTHER SURRENDER CHARGE" UNDER THE POLICIES VARY DEPENDING ON THE AGE OF THE INSURED. MORE INFORMATION CONCERNING THE "OTHER SURRENDER CHARGE" IS STATED IN EACH POLICY. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE; AND COMMENCING EIGHT YEARS AFTER ANY INCREASE IN THE SPECIFIED AMOUNT OF INSURANCE AND CONTINUING THROUGH THE END OF ELEVEN YEARS AFTER THE INCREASE, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE.

(6) NO TRANSACTION FEE IS CURRENTLY IMPOSED FOR MAKING A TRANSFER AMONG INVESTMENT FUNDS AND/OR THE FIXED INTEREST OPTION. WE RESERVE THE RIGHT TO IMPOSE A $10 FEE IN THE FUTURE ON ANY TRANSFER THAT EXCEEDS TWELVE TRANSFERS IN A POLICY YEAR (EXCEPT IN THE CASE OF TRANSFERS OF $5,000,000 OR MORE).


(7) YOU MAY BORROW UP TO 90% OF YOUR CASH SURRENDER VALUE. THE MINIMUM AMOUNT YOU MAY BORROW IS $250. AN AMOUNT EQUIVALENT TO THE LOAN IS WITHDRAWN FROM SUBACCOUNTS OF THE SEPARATE ACCOUNT AND THE FIXED INTEREST OPTION ON A PRORATED BASIS (UNLESS YOU DESIGNATE A DIFFERENT WITHDRAWAL ALLOCATION WHEN YOU REQUEST THE LOAN) AND IS TRANSFERRED TO A SPECIAL LOAN ACCOUNT AS COLLATERAL FOR THE LOAN. SEE WHAT IS A POLICY LOAN? IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT POLICY LOANS.

(8) "NET INTEREST CHARGE" MEANS THE DIFFERENCE BETWEEN THE AMOUNT OF INTEREST WE CHARGE ON THE LOAN AND THE AMOUNT OF INTEREST WE CREDIT TO YOUR POLICY IN THE SPECIAL LOAN ACCOUNT.

(9) AFTER THE TENTH POLICY YEAR, WE INTEND TO CREDIT INTEREST TO THE SPECIAL LOAN ACCOUNT AT THE RATE OF 4.75% (WHICH WILL RESULT IN A NET INTEREST CHARGE OF 0.25% IN THOSE YEARS).

        The next table describes charges that a Policy owner may pay periodically during the time the Policy is owned. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

                        PERIODIC CHARGES UNDER THE POLICY
         NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS


                                                     WHEN CHARGE IS
            POLICY CHARGES                              DEDUCTED                                   AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGES(1):

    Current Charges                        Monthly                                    Minimum of $0.0399 to maximum of
                                                                                      $21.5319, per $1,000 of net amount of
                                                                                      risk.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0566 to maximum of
                                                                                      $83.333, per $1,000 of net amount of
                                                                                      risk.

    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.1567 to maximum of
                                                                                      $20.6802, per $1,000 of net amount of
                                                                                      risk.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.2767 to maximum of
                                                                                      $83.3333, per $1,000 of net amount of
                                                                                      risk.

MORTALITY AND EXPENSE RISK CHARGE:

    Mortality and Expense Risk Charge      Daily                                      0.90% annually from the Policy value
                                                                                      that is allocated to the funds.(2)

ADMINISTRATIVE FEES:                       Monthly                                    The charge has three parts:

                                                                                      (a)  $9.00(3)

                                                                                      (b) For the first 12 months following
                                                                                      the Policy Date, $0.10 per $1,000 of
                                                                                      initial specified amount of insurance.

                                                                                      (c) For the first 12 months following an
                                                                                      increase in the specified amount of
                                                                                      insurance, $0.10 per $1,000 of the
                                                                                      increase in specified amount of
                                                                                      insurance.


----------
(1) THE COST OF INSURANCE CHARGES UNDER THE POLICIES VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY AND THE POLICY YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON OUR CURRENT RATES AND ON GUARANTEED MAXIMUM RATES FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS. THE

     TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A POLICY ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. YOUR POLICY WILL STATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGES. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLES IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT DEATH BENEFIT PROVIDED UNDER THE POLICY AND THE CURRENT VALUE OF POLICY. FOR ADDITIONAL INFORMATION ON COST OF INSURANCE CHARGES, SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - COST OF INSURANCE IN THIS PROSPECTUS.


(2) AFTER THE FIFTEENTH (15) POLICY YEAR, THE CHARGE IS REDUCED TO 0.60% ANNUALLY. SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - DAILY MORTALITY AND EXPENSE RISK CHARGE IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT THIS CHARGE.


(3)  THIS SUB-PART OF THE CHARGE IS CURRENTLY $9.00.

        The next table describes charges that a Policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy. They are in addition to the charges applicable under the base Policy. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

           PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS


                                                     WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                   DEDUCTED                                   AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
1.  ACCIDENTAL DEATH BENEFIT:

COST OF INSURANCE(1)

    Current Charges                        Monthly                                    Minimum of $0.0533 to maximum of
                                                                                      $0.1108, per $1,000 of accidental death
                                                                                      benefit.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0533 to maximum of
                                                                                      $0.1108, per $1,000 of accidental death
                                                                                      benefit.

    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.0592 to maximum of
                                                                                      $0.1108, per $1,000 of accidental death
                                                                                      benefit.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.0592 to maximum of
                                                                                      $0.1108, per $1,000 of accidental death
                                                                                      benefit.

                                                     WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                   DEDUCTED                                   AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
2.  ADDITIONAL INSURED TERM INSURANCE
    AGREEMENT:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.0425 to maximum of
                                                                                      $3.0371, per $1,000 of additional
                                                                                      insured term insurance benefit.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0816 to maximum of
                                                                                      $4.2109, per $1,000 of additional
                                                                                      insured term insurance benefit.

    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.2229 to maximum of
                                                                                      $1.8945, per $1,000 of additional
                                                                                      insured term insurance benefit.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.2767 to maximum of
                                                                                      $2.6218, per $1,000 of additional
                                                                                      insured term insurance benefit.

ADMINISTRATIVE CHARGES

    First year of Agreement                Monthly                                    $0.10 per $1,000 of additional insured
                                                                                      term insurance benefit.

    First year of increase in term         Monthly                                    $0.10 per $1,000 of additional insured
    insurance benefit under                                                           term insurance benefit.
    Agreement

                                                     WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                   DEDUCTED                                   AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
3.  CHILDREN'S TERM INSURANCE AGREEMENT:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.15 to maximum of $0.15,
                                                                                      per $1,000 of children's term insurance
                                                                                      benefit.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.24 to maximum of $0.24,
                                                                                      per $1,000 of children's term insurance
                                                                                      benefit.

    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.15 to maximum of $0.15,
                                                                                      per $1,000 of children's term insurance
                                                                                      benefit.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.24 to maximum of $0.24,
                                                                                      per $1,000 of children's term insurance
                                                                                      benefit.
4.  DISABILITY WAIVER OF MONTHLY
    DEDUCTION:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.0092 to maximum of
                                                                                      $0.3192, per $1,000 of net amount of
                                                                                      risk.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.117 to maximum of $0.5992,
                                                                                      per $1,000 of net amount of risk.

    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.0275 to maximum of
                                                                                      $0.3192, per $1,000 of net amount of
                                                                                      risk.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.0508 to maximum of $0.575,
                                                                                      per $1,000 of net amount of risk.

                                                     WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                   DEDUCTED                                   AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
5.  DISABILITY WAIVER OF MONTHLY
    DEDUCTION AND DISABILITY MONTHLY
    PREMIUM DEPOSIT AGREEMENT:

DISABILITY WAIVER OF MONTHLY DEDUCTION
PART OF AGREEMENT

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.0092 to maximum of
                                                                                      $0.3192, per $1,000 of net amount of
                                                                                      risk.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0117 to maximum of
                                                                                      $0.5992, per $1,000 of net amount of
                                                                                      risk.

    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.0275 to maximum of
                                                                                      $0.3192, per $1,000 of net amount of
                                                                                      risk.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.0508 to maximum of
                                                                                      $0.5750, per $1,000 of net amount of
                                                                                      risk.

DISABILITY MONTHLY PREMIUM DEPOSIT PART
OF AGREEMENT

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.03 to maximum of $0.96 of
                                                                                      the stipulated premium in the Policy.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.03 to maximum of $0.96 of
                                                                                      the stipulated premium in the Policy.

    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.12 to maximum of $0.73,
                                                                                      per $1,000 of net amount of risk.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.12 to maximum of $0.73,
                                                                                      per $1,000 of net amount of risk.

6.  GUARANTEED CONTINUATION OF POLICY:

COST OF INSURANCE                          Monthly                                    $0.01 per $1,000 of specified amount of
                                                                                      insurance.

                                                     WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                   DEDUCTED                                   AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
7.  GUARANTEED OPTION TO INCREASE
    SPECIFIED AMOUNT:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.0425 to maximum of $0.145,
                                                                                      per $1,000 of guaranteed option amount.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0425 to maximum of $0.145,
                                                                                      per $1,000 of guaranteed option amount.

    Charge for a representative
    non-tobacco male insured, age 25

        Current Charges                    Monthly                                    Minimum of $0.1058 to maximum of
                                                                                      $0.1058, per $1,000 of guaranteed option
                                                                                      amount.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.1058 to maximum of
                                                                                      $0.1058, per $1,000 of guaranteed option
                                                                                      amount.

8.  SUPPLEMENTAL TERM INSURANCE
     Agreement:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.0441 to maximum of
                                                                                      $16.4756, per $1,000 of net amount of
                                                                                      risk attributable to the term insurance
                                                                                      benefit.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0566 to maximum of
                                                                                      $25.4788, per $1,000 of net amount of
                                                                                      risk attributable to the term insurance
                                                                                      benefit.

    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.2229 to maximum of
                                                                                      $15.5899, per $1,000 of net amount of
                                                                                      risk attributable to the term insurance
                                                                                      benefit.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.2767 to maximum of
                                                                                      $25.2598, per $1,000 of net amount of
                                                                                      risk attributable to the term insurance
                                                                                      benefit.

ADMINISTRATIVE CHARGES

    First year of Agreement                Monthly                                    $0.10 per $1,000 of additional insured
                                                                                      term insurance benefit.

    First year of increase in term         Monthly                                    $0.10 per $1,000 of additional insured
    insurance benefit under                                                           term insurance benefit.
    Agreement

                                                     WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                  DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
9.  SUPPLEMENTAL EXCHANGE AGREEMENT:

    Current Charges                        Monthly                                    No charge.

    Guaranteed Maximum Charges             Monthly                                    No charge.


----------

(1) THE COST OF INSURANCE CHARGES UNDER THE RIDERS VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE RIDER AND THE YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON CURRENT RATES AND ON GUARANTEED MAXIMUM RATES FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATION. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A RIDER ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. THE SPECIFICATIONS PAGES OF A RIDER WILL INDICATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGE APPLICABLE TO YOUR POLICY. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLE IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT BENEFIT PROVIDED UNDER THE RIDER AND THE CURRENT POLICY VALUE ALLOCATED TO THE RIDER. FOR ADDITIONAL INFORMATION ABOUT THE RIDERS, SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? IN THIS PROSPECTUS.


        The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.


                                                                                   MINIMUM:      MAXIMUM:
                                                                                   --------      --------
MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES (expenses that are                0.38%         1.87%
deducted from assets of fund companies, including management fees and other expenses)

MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES (expenses that are                0.38%(2)      1.87%(3)
deducted from assets of fund companies, including management fees and other expenses) - AFTER CONTRACTUAL FEE WAIVERS(1)



(1) For the fiscal year ended December 31, 2003, total annual operating expenses of five of the twenty-one underlying funds were reduced pursuant to contractual waivers of fees. See tables below for detailed information on these waivers.

(2) After a voluntary fee waiver by the Administrative and Corporate Service Agent (the "Agent") of a portion of its fee, which would have otherwise been payable by the Index 500 Fund, the minimum total operating expenses of the funds was 0.25%. It is anticipated that the Agent will continue this voluntary fee waiver in effect through July 31, 2004. Thereafter, the Agent will voluntarily waive fees and reimburse expenses to the extent total operating expenses exceed 0.35%. The Agent may change or eliminate all or part of these voluntary waivers at any time.

(3) After a voluntary fee waiver by the Adviser to the Emerging Markets Equity (International) Fund of a portion of its fee, which would have otherwise been payable by the fund, the maximum total operating expenses of the funds was 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

        The following table provides more specific detail about the total fund operating expenses for each fund.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                               TOTAL                          NET
                                    MANAGEMENT     OTHER       FUND            FEE            FUND
                                       FEES       EXPENSES    EXPENSES       WAIVERS        EXPENSES
                                    ----------    --------    --------       -------        --------
Money Market                           0.19%        0.31%       0.50%          0.00%          0.50%
Limited Maturity Bond                  0.30%        0.30%       0.60%          0.00%          0.60%
Quality Bond                           0.33%        0.29%       0.62%          0.00%          0.62%
High Yield Bond                        0.50%        0.36%       0.86%          0.00%          0.86%
Flexibly Managed                       0.60%        0.26%       0.86%          0.00%          0.86%
Growth Equity                          0.65%        0.32%       0.97%          0.00%          0.97%(1)
Large Cap Value                        0.60%        0.30%       0.90%          0.00%          0.90%(1)
Large Cap Growth                       0.55%        0.72%       1.27%          0.27%(2)       1.00%
Index 500                              0.07%        0.31%       0.38%          0.00%          0.38%(5)
Mid Cap Growth                         0.70%        0.35%       1.05%          0.05%(2)       1.00%(1)
Mid Cap Value                          0.55%        0.31%       0.86%          0.00%          0.86%(1)
Strategic Value                        0.72%        0.54%       1.26%          0.01%(3)       1.25%
Emerging Growth                        0.74%        0.35%       1.09%          0.00%          1.09%
Small Cap Value                        0.85%        0.34%       1.19%          0.04%(4)       1.15%
International Equity                   0.85%        0.34%       1.19%          0.00%          1.19%(1)
REIT                                   0.70%        0.64%       1.34%          0.09%(3)       1.25%


----------

Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2003.


(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:


          Growth Equity                          0.94%
          Large Cap Value                        0.86%
          Mid Cap Growth                         0.88%

          Mid Cap Value                          0.84%
          International Equity                   1.15%



(2) The Administrative and Corporate Services Agent has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrative and Corporate Services Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(3) The Administrative and Corporate Services Agent has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrative and Corporate Services Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.25% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(4) The Adviser has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.15% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(5) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.25%. It is anticipated that the Agent will continue this voluntary fee waiver in effect through July 31, 2004. Thereafter, the Agent will voluntarily waive fees and reimburse expenses to the extent total operating expenses exceed 0.35%. The Agent may change or eliminate all or part of these voluntary waivers at any time.


NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                       MANAGEMENT/
                                                                     ADMINISTRATION      OTHER        TOTAL FUND
                                                                          FEES          EXPENSES       EXPENSES
                                                                    ---------------    ----------     ----------
Balanced                                                                 0.85%           0.27%           1.12%


----------
(a)  These expenses are for the fiscal year ended December 31, 2003.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                     MANAGEMENT         OTHER          TOTAL FUND
                                                                        FEE            EXPENSES         EXPENSES
                                                                    --------------    ----------       ----------
Equity-Income                                                           0.48%            0.09%           0.57%
Growth                                                                  0.58%            0.09%           0.67%


----------

(a) These expenses are for the fiscal year ended December 31, 2003. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.64% for the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                     MANAGEMENT         OTHER          TOTAL FUND
                                                                        FEE            EXPENSES         EXPENSES
                                                                    --------------    --------------   ----------
Asset Manager                                                           0.53%            0.10%           0.63%

----------

(a) These expenses are for the fiscal year ended December 31, 2003. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.62%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)





                                                                     MANAGEMENT         OTHER          TOTAL FUND
                                                                        FEE            EXPENSES         EXPENSES
                                                                    --------------    --------------   ----------
Emerging Markets Equity (International)                                 1.25%            0.62%           1.87%(b)


----------

(a)     These expenses are for the fiscal year ended December 31, 2003.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.12% by the Fund's adviser were 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


        Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Policy. Your expenses include Policy expenses and the expenses of the Funds that you select. The prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. accompany this prospectus. These prospectuses contain additional information regarding these Funds' expenses.

                              QUESTIONS AND ANSWERS

        This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.


QUESTION                                                                           PAGE
What Is the Policy?                                                                   18

Who Owns the Policy?                                                                  18

What Payments Must I Make Under the Policy?                                           19

How Are Amounts Credited to the Separate Account?                                     21

How Much Life Insurance Does the Policy Provide?                                      21

Can I Change Insurance Coverage Under the Policy?                                     22

What Is the Value Of My Policy?                                                       23

How Can I Change the Policy's Investment Allocations?                                 23

What Are the Fees And Charges Under the Policy?                                       25

What Are the Supplemental Benefit Riders That I Can Buy?                              28

What Is A Policy Loan?                                                                30

How Can I Withdraw Money From the Policy?                                             31

Can I Choose Different Payout Options Under the Policy?                               32

How Is the Policy Treated Under Federal Income Tax Law?                               32

Are There Other Charges That Penn Mutual Could Deduct In the Future?                  35

How Do I Communicate With Penn Mutual?                                                35

What Is the Timing Of Transactions Under the Policy?                                  36

How Does Penn Mutual Communicate With Me?                                             37

Do I Have the Right to Cancel the Policy?                                             37

WHAT IS THE POLICY?

        The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance, but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your Policy value to subaccounts of the Separate Account (which hold shares of funds listed on the first page of this prospectus) and to a fixed interest account where the value will accumulate interest.

        You will have several options under the Policy. Here are some major ones:

        -    Determine when and how much you pay to us

        - Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

        -    Borrow money

        -    Change the beneficiary

        -    Change the amount of insurance protection

        -    Change the death benefit option you have selected

        - Surrender or partially surrender your Policy for all or part of its net cash surrender value

        - Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

        Most of these options are subject to limits that are explained later in this prospectus.

        If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the Policy date after we accept the application.

        The maturity date of a Policy is the Policy anniversary nearest the insured's 95th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the Policy value less any Policy loan on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net Policy value.

WHO OWNS THE POLICY?

        You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST I MAKE UNDER THE POLICY?

PREMIUM PAYMENTS


        Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.


        Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

        We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium\Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

        If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a "modified endowment policy" under the Code; you could incur a penalty on the amount you take out of a "modified endowment policy." We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

PLANNED PREMIUMS

        The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay Policy charges. See THREE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

        If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

        We will also accept premiums:

        -    by wire or by exchange from another insurance company,

        - via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

        - if we agree to it, through a salary deduction plan with your employer.

        You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE YEAR NO-LAPSE FEATURE

        Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

             (a) the total premiums you have paid, less any partial surrenders you made, equal or exceeds

             (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

        If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

        The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

        The three year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? in this prospectus.

LAPSE AND REINSTATEMENT


        If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.


        If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loans.

        If the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.


PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT


        If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW ARE AMOUNTS CREDITED TO THE SEPARATE ACCOUNT?


        From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the initial net premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).


        When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period.


        For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established, and is valued each day shares of the fund held in the subaccount are valued (normally as of the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.


        The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is found by dividing (a) by (b), where

        (a) is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the "ex-dividend date" occurs in the valuation period and the deduction of the daily mortality and expense risk charge; and

        (b) is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?

        In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $50,000.

DEATH BENEFIT OPTIONS

        When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

    - Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

    - Option 2 - The death benefit is the greater of (a) the specified amount of insurance PLUS your policy value on the date of death, or (b) the "applicable percentage" of the policy value on the date of the insured's death.

        The "applicable percentage" is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 95. A table showing the "applicable percentages" for attained ages 0 to 95 is included as Appendix B.

        If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

        Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY?

CHANGE OF DEATH BENEFIT OPTION

        You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

        - after the change, the specified amount of insurance must be at least $50,000;

        - no change may be made in the first policy year and no more than one change may be made in any policy year; and

        - if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

        You may increase the specified amount of insurance, subject to the following conditions:

        - you must submit an application along with evidence of insurability acceptable to Penn Mutual;

        - you must return your policy so we can amend it to reflect the increase;

        -    any increase in the specified amount must be at least $10,000; and

        - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

        If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

        You may decrease the specified amount of insurance, subject to the following conditions:

        -    no change may be made in the first policy year;

        - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

        - no decrease may be made within one year of an increase in the specified amount; and

        - any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.


TAX CONSEQUENCES OF CHANGING INSURANCE COVERAGE

        See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.


WHAT IS THE VALUE OF MY POLICY?

        Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

        The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

        At any time, your policy value is equal to:


        -  the net premiums you have paid;

        - plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account;

        - plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option;

        -  minus policy charges we deduct; and


        -  minus partial surrenders you have made.

        If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? in this prospectus.

HOW CAN I CHANGE THE POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

        You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

        You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

        - the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

        - if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

        -    we may defer transfers under certain conditions;

        -    transfers may not be made during the free look period; and

        - transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.


        The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.


DOLLAR COST AVERAGING


        This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.


ASSET REBALANCING

        This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.


WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

- Premium Charge - 6.5% (currently reduced to 4.75% for all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy years two and later) is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 4% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies. We will notify you in advance if we change our current rates.

MONTHLY DEDUCTIONS

- Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age, policy duration, and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco, non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco rates. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. The charge is deducted pro-rata from your variable investment and fixed interest accounts.


- Administrative Charge - A maximum monthly charge to help cover our administrative costs. This charge has three parts: (1) a flat dollar charge of up to $9.00 (Currently, the flat dollar charge is $9.00 in the first policy year and $5.00 thereafter - we will notify you in advance if we change our current rates); (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance); and (3) for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

DAILY MORTALITY AND EXPENSE RISK CHARGE


        A daily charge to cover mortality and expense risk. We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% annually for the duration of the policy. Our current charge is 0.90% annually of assets of the policy value allocated in the variable accounts. After the fifteenth policy year, we intend to charge 0.60% annually. We will notify you in advance if we change our current rates. We may realize a profit from the charge, and if we do, it will become part of our surplus. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration


OPTIONAL SUPPLEMENTAL BENEFIT CHARGES


        Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

TRANSFER CHARGE

        We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

        If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

        With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

        (a) = 25% of the lesser of (i) the sum of all premiums paid and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);


        (b) = an administrative charge based on the initial amount of insurance and the insured's age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and


        (c) = the applicable surrender factor from the table below in which the policy year is determined.

        With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

        (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of increase in specified amount of insurance); and

        (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

          SURRENDER DURING POLICY YEAR                               SURRENDER FACTOR
      --------------------------------------------------------------------------------------
                1st through 7th                                            1.00
                      8th                                                  0.80
                      9th                                                  0.60
                      10th                                                 0.40
                      11th                                                 0.20
                 12th and later                                            0.00

        If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests.

        If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

        We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

        If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

REDUCTION OF CHARGES

        This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

        We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

        Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?

        We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy.

ACCIDENTAL DEATH BENEFIT

        This Agreement provides an additional death benefit if the insured's death results from accidental causes as defined in the Agreement. This Agreement is not available to all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured. The benefits provided under the Agreement are subject to the provisions in the Agreement.

ADDITIONAL INSURED TERM INSURANCE AGREEMENT

        This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life or endowment policy without evidence of insurability.

        Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

CHILDREN'S TERM INSURANCE AGREEMENT

        This Agreement provides term insurance on one or more children of the owner of the Policy in amounts specified in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child's twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child's twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

        Under the Agreement, we will deduct a cost of insurance charge. The cost of insurance charge will be based on the attained age, gender and rate class of the insured child. The cost of insurance rate will not exceed the rate set forth in the Additional Policy Specifications of the Policy. The benefits provided by the Agreement are subject to the provisions in the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION

        This Agreement provides a waiver of the monthly deductions from the value of the Policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured's sixty-fifth birthday. The benefits provided under this Agreement are subject to the provisions of the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT AGREEMENT

        This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The benefits are subject to the provisions in the Agreement.

GUARANTEED CONTINUATION OF POLICY

        This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the "total guaranteed continuation of policy premium." The "total guaranteed continuation of policy premium" is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the Policy. If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the "total guaranteed continuation of policy premium" is the stipulated premium defined in that Agreement. While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. This benefit is subject to the provisions in the Agreement.

GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT

        This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured's birthday at ages 22, 25, 28, 31, 34, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. This option is subject to the provisions in the Agreement.

SUPPLEMENTAL TERM INSURANCE AGREEMENT

        This Agreement adds a term insurance benefit to the Policy. The term insurance benefit may not exceed four times the amount of insurance specified in the policy. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

        Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for the first twelve months of the Agreement. If the specified amount of insurance has increased, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured.

        The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

SUPPLEMENTAL EXCHANGE AGREEMENT

        The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange and the owner must surrender all rights in the Policy to be exchanged.

GENERAL RULES AND LIMITATIONS

        Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

WHAT IS A POLICY LOAN?

        You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.

        Interest charged on a policy loan is 5% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Accounts. The special loan account will earn interest at 4% (or more at our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

        You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

        If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

        The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

        If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.


HOW CAN I WITHDRAW MONEY FROM THE POLICY?


FULL SURRENDER

        You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value."

PARTIAL SURRENDER

        You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

        - the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

        -    no more than four partial surrenders may be made in a policy year;

        -    each partial surrender must be at least $250;

        - a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

        - during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

        If you elect Death Benefit Option 1 (see HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus), a partial surrender may reduce your specific amount of insurance - by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

        Partial surrenders reduce the Policy value and net cash surrender value by the amount of the partial surrender.

        Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER THE POLICY?

CHOOSING A PAYOUT OPTION

        You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

        You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT OF CHOOSING A PAYMENT OPTION

        There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW?

        Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy are generally treated as first the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income. Amounts borrowed under the policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code").

        To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

        If it is subsequently determined that the Policy does not satisfy
Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

        Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

        The IRS has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

IRC QUALIFICATION

        Your Policy will be treated as a life insurance contract under federal income tax law if it passes the Guideline Premium/Cash Value Corridor Test. Under the Guideline Premium/Cash Value Corridor Test the Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

        The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy.

MODIFIED ENDOWMENT CONTRACTS

        The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

        Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

        All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

        The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

        Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

POLICY LOAN INTEREST

        Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

        Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

OTHER TAX CONSIDERATIONS

        The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

        The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.


        The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the

"IRS"). The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

        We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.


        Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.


HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

        You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania, 19044.

        Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

        -  policy loans in excess of $25,000, and full and partial surrenders;

        -  change of death benefit option;

        -  changes in specified amount of insurance;

        -  change of beneficiary;

        -  election of payment option for Policy proceeds; and

        -  tax withholding elections.

        You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.


        We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.


TELEPHONE TRANSACTIONS

        You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

        Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account (normally at 4:00 p.m. Eastern Time and ending at the close of the next succeeding business day of the New York Stock Exchange). Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. Death benefits will be based on values as of the date of death.

        We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

        Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

        We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

        We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

        At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

DO I HAVE THE RIGHT TO CANCEL THE POLICY?

        You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application. This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

        In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

        In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

                     THE PENN MUTUAL LIFE INSURANCE COMPANY


        Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuities in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.


                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

        We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

        Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

        Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

        If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

                      VOTING SHARES OF THE INVESTMENT FUNDS

        We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

        To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.


        We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.


                              INDEPENDENT AUDITORS


        Ernst & Young, LLP serves as independent auditors for Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.


                                  LEGAL MATTERS

        Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

                              FINANCIAL STATEMENTS


        The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in a statement of addition information, which may be obtained from The Penn

Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

APPENDIX A

SAMPLE MINIMUM INITIAL PREMIUMS

The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the Insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

                                                                         MINIMUM
                                 SEX OF                                  INITIAL
       ISSUE AGE OF INSURED      INSURED      BASIC DEATH BENEFIT        PREMIUM
       ---------------------------------------------------------------------------
                25                  M             $   50,000           $    289.00
                30                  F             $   75,000           $    459.00
                35                  M             $   75,000           $    651.00
                40                  F             $  100,000           $    931.00
                45                  M             $  100,000           $  1,368.00
                50                  F             $  100,000           $  1,456.00
                55                  M             $  100,000           $  2,257.00
                60                  F             $   75,000           $  1,787.00
                65                  M             $   75,000           $  2,950.00
                70                  F             $   50,000           $  2,117.00

APPENDIX B

APPLICABLE PERCENTAGES

       ATTAINED AGE           PERCENTAGE            ATTAINED AGE             PERCENTAGE
            0-40                  250                     61                     128
             41                   243                     62                     126
             42                   236                     63                     124
             43                   229                     64                     122
             44                   222                     65                     120
             45                   215                     66                     119
             46                   209                     67                     118
             47                   203                     68                     117
             48                   197                     69                     116
             49                   191                     70                     115
             50                   185                     71                     113
             51                   178                     72                     111
             52                   171                     73                     109
             53                   164                     74                     107
             54                   157                    75-90                   105
             55                   150                     91                     104
             56                   146                     92                     103
             57                   142                     93                     102
             58                   138                     94                     101
             59                   134                     95                     100
             60                   130

                       STATEMENT OF ADDITIONAL INFORMATION


        A free copy of the Statement of Additional Information ("SAI"), dated May 1, 2004, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


        In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.

        Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-942-8090); (2) on-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.


Penn Mutual Variable Life Account I's Investment Company Act registration number is 811-05006.

                                   PROSPECTUS

                                       FOR

                               CORNERSTONE VUL III

     a flexible premium adjustable variable life insurance policy issued by

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               and funded through

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     The Penn Mutual Life Insurance Company

                             Philadelphia, PA 19172

                                  800-523-0650

        The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

PENN SERIES FUNDS, INC.                                            MANAGER
     Money Market Fund                                             Independence Capital Management, Inc.
     Limited Maturity Bond Fund                                    Independence Capital Management, Inc.
     Quality Bond Fund                                             Independence Capital Management, Inc.
     High Yield Bond Fund                                          T. Rowe Price Associates, Inc.
     Flexibly Managed Fund                                         T. Rowe Price Associates, Inc.
     Growth Equity Fund                                            Independence Capital Management, Inc.
     Large Cap Value Fund                                          Putnam Investment Management, LLC
     Large Cap Growth Fund                                         Franklin Advisers, Inc.
     Index 500 Fund                                                Wells Capital Management Incorporated
     Mid Cap Growth Fund                                           Turner Investment Partners, Inc.
     Mid Cap Value Fund                                            Neuberger Berman Management Inc.
     Strategic Value Fund                                          Lord, Abbett & Co. LLC
     Emerging Growth Fund                                          RS Investment Management, Inc.
     Small Cap Value Fund                                          Royce & Associates, LLC
     International Equity Fund                                     Vontobel Asset Management, Inc.
     REIT Fund                                                     Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                         MANAGER
     Balanced Portfolio                                            Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND             MANAGER
     Equity-Income Portfolio                                       Fidelity Management & Research Company
     Growth Portfolio                                              Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II          MANAGER
     Asset Manager Portfolio                                       Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.               MANAGER
     Emerging Markets Equity (International) Portfolio             Van Kampen

PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   May 1, 2004

                        GUIDE TO READING THIS PROSPECTUS

        This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

        The prospectus is arranged as follows:

        - Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

        - Pages 5 to 13 provide tables showing fees and charges under the Policy.


        - Pages 14 to 16 provide tables showing fees and expenses of the funds underlying the Policy.


        - Pages 17 to 38 provide additional information about the Policy, in question and answer format.

        - Pages 38 to 40 provide information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I (the "Separate Account") and the underlying investment funds in which Policy reserves may be allocated.

        - Appendices A and B, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

                                   **********

THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(es) CAREFULLY BEFORE YOU INVEST.

                 SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

        The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

BENEFIT SUMMARY

        The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

        DEATH BENEFIT - While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

        PREMIUM FLEXIBILITY - Amounts you pay to us under your Policy are called "premiums" or "premium payments." Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

        FREE LOOK PERIOD - You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

        THREE YEAR NO-LAPSE FEATURE - Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceeds the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

        INVESTMENT OPTIONS - The Policy allows you to allocate your policy value to 21 different investment options.

        FIXED INTEREST OPTION - In addition to the 21 investment options, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%.

        TRANSFERS - Within limitations, you may transfer amounts from one investment option to another, and to and from the fixed interest option. In addition, the Policy offers two automated transfer programs - dollar-cost averaging and asset rebalancing.

        LOANS - You may take a loan on your Policy. You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250. Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.

        SURRENDERS AND WITHDRAWALS - You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies (if any). This is called your "net cash surrender value." In addition, you may make partial withdrawals (subject to limitations) from your net cash surrender value.

        TAXES - Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the policy is NOT treated as a "modified endowment contract" under federal income tax law, depending on the policy year when the distribution is made, distributions from the policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income.


        RIDERS - For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

RISK SUMMARY

        SUITABILITY - The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The policy is not suitable as a short-term savings vehicle. You will pay a surrender charge should you surrender your Policy within the first 11 policy years.

        INVESTMENT PERFORMANCE - The value of your policy, which is invested in underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.


        LAPSE - Your policy may terminate, or "lapse," if the net cash surrender value of the Policy is not sufficient to pay Policy charges (including payment of interest on any loan that may be outstanding under the Policy), the three year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you of how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive.


        ACCESS TO CASH VALUE - If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

        TAXES - The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

                                   FEE TABLES

        The following tables summarize fees and expenses that a Policy owner may pay when buying, owning and surrendering the Policy.(1) The table below describes the fees and expenses that a Policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

                                TRANSACTION FEES

                CHARGE                             WHEN CHARGE IS DEDUCTED                       AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (load)                When a premium is paid.                    4.0% of premium payments.(2)

Premium and Federal (DAC) Taxes            When a premium is paid.                    3.5% of premium payments.

Maximum Deferred Sales Charge (load) if    When the Policy is surrendered.            25% of the lesser of (i) premiums paid
the Policy is surrendered within the                                                  and (ii) the "maximum surrender charge
first seven policy years                                                              premium."(3)

Other Surrender Charges, If the Policy
is Surrendered Within the First 11
Policy Years, or Within 11 Years of any
Increase in the Amount of Insurance
Specified in our Policy, the Charge is
Deducted(4)

    Minimum Charge                         When the Policy is surrendered.            $1 per $1,000 of initial specified
                                                                                      amount of insurance or increase in
                                                                                      specified amount of insurance, for
                                                                                      insured age 9 or younger at the date of
                                                                                      issue or increase.

    Maximum Charge                         When the Policy is surrendered.            $7 per $1,000 of initial specified
                                                                                      amount of insurance or increase in
                                                                                      specified amount of insurance, for
                                                                                      insured age 60 or older at the date of
                                                                                      issue or increase.

    Charge for a representative            When the Policy is surrendered.            $5 per $1,000 of initial specified
    non-tobacco male insured, age 45                                                  amount of insurance or increase in
                                                                                      specified amount of insurance, for
                                                                                      insured age 45 at the date of issue or
                                                                                      increase.

Partial Surrender Charge                   When you partially surrender your          Lesser of $25 or 2.0% of the amount
                                           Policy.                                    surrendered.

Transfer Charge

    Current Charge                         When you make a transfer.                  $0.00(5)

    Guaranteed Maximum Charge              When you make a transfer.                  $10.00

                                TRANSACTION FEES

                CHARGE                             WHEN CHARGE IS DEDUCTED                       AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Loans (6)

    Gross Interest Charge                  End of each policy year.                   Annual rate of 4.0% (before credit from
                                                                                      interest paid on collateral held in
                                                                                      special loan account).

    Net Interest Charge (7)                End of each policy year.                   Annual rate of 1.0% (after credit from
                                                                                      interest paid on collateral held in
                                                                                      special loan account).(8)

----------
(1) SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

(2) THE SALES CHARGE IMPOSED ON PREMIUMS (LOAD) IS CURRENTLY REDUCED TO 2.25% FOR ALL PREMIUMS PAID IN EXCESS OF THE MAXIMUM SURRENDER CHARGE.

(3) THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS DETERMINED SEPARATELY FOR EACH POLICY, AND TAKES INTO ACCOUNT THE INDIVIDUAL UNDERWRITING CHARACTERISTICS OF THE INSURED. THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS STATED IN EACH POLICY. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE DEFERRED SALES CHARGE DECREASES EACH YEAR, AFTER WHICH THERE IS NO LONGER A CHARGE.

(4) THE "OTHER SURRENDER CHARGE" UNDER THE POLICIES VARY DEPENDING ON THE AGE OF THE INSURED. MORE INFORMATION CONCERNING THE "OTHER SURRENDER CHARGE" IS STATED IN EACH POLICY. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE; AND COMMENCING EIGHT YEARS AFTER ANY INCREASE IN THE SPECIFIED AMOUNT OF INSURANCE AND CONTINUING THROUGH THE END OF ELEVEN YEARS AFTER THE INCREASE, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE.

(5) NO TRANSACTION FEE IS CURRENTLY IMPOSED FOR MAKING A TRANSFER AMONG INVESTMENT FUNDS AND/OR THE FIXED INTEREST OPTION. WE RESERVE THE RIGHT TO IMPOSE A $10 FEE IN THE FUTURE ON ANY TRANSFER THAT EXCEEDS TWELVE TRANSFERS IN A POLICY YEAR (EXCEPT IN THE CASE OF TRANSFERS OF $5,000,000 OR MORE).


(6) YOU MAY BORROW UP TO 90% OF YOUR CASH SURRENDER VALUE. THE MINIMUM AMOUNT YOU MAY BORROW IS $250. AN AMOUNT EQUIVALENT TO THE LOAN IS WITHDRAWN FROM SUBACCOUNTS OF THE SEPARATE ACCOUNT AND THE FIXED INTEREST OPTION ON A PRORATED BASIS (UNLESS YOU DESIGNATE A DIFFERENT WITHDRAWAL ALLOCATION WHEN YOU REQUEST THE LOAN) AND IS TRANSFERRED TO A SPECIAL LOAN ACCOUNT AS COLLATERAL FOR THE LOAN. SEE WHAT IS A POLICY LOAN? IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT POLICY LOANS.


(7) "NET INTEREST CHARGE" MEANS THE DIFFERENCE BETWEEN THE AMOUNT OF INTEREST WE CHARGE ON THE LOAN AND THE AMOUNT OF INTEREST WE CREDIT TO YOUR POLICY IN THE SPECIAL LOAN ACCOUNT.

(8) ON A GUARANTEED BASIS, AFTER THE TENTH POLICY YEAR, WE WILL CREDIT INTEREST TO THE SPECIAL LOAN ACCOUNT AT THE RATE OF 3.75% (WHICH WILL RESULT IN A NET INTEREST CHARGE OF 0.25% IN THOSE YEARS.)

        The next table describes charges that a Policy owner may pay periodically during the time the Policy is owned. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

                        PERIODIC CHARGES UNDER THE POLICY
         NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS


                                                       WHEN CHARGE IS
             POLICY CHARGES                               DEDUCTED                                AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.0399 to maximum of

                                                       WHEN CHARGE IS
             POLICY CHARGES                                DEDUCTED                               AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
                                                                                      $21.5319, per $1,000 of net amount of
                                                                                      risk.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0566 to maximum of
                                                                                      $83.3333, per $1,000 of net amount of
                                                                                      risk.

    Charge for a representative
    non-tobacco male insured, age 45

    Current Charges                        Monthly                                    Minimum of $0.1567 to maximum of
                                                                                      $20.6802, per $1,000 of net amount of
                                                                                      risk.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.2767 to maximum of
                                                                                      $83.3333, per $1,000 of net amount of
                                                                                      risk.

MORTALITY AND EXPENSE RISK CHARGE:

    Mortality and Expense Risk Charge      Daily                                      0.90% annually from the Policy value
                                                                                      that is allocated to the funds.(2)

ADMINISTRATIVE FEES:                       Monthly                                    The charge has three parts:

                                                                                      (a) $9.00(3)

                                                                                      (b) For the first 12 months following
                                                                                      the Policy Date, $0.10 per $1,000 of
                                                                                      initial specified amount of insurance.

                                                                                      (c) For the first 12 months following an
                                                                                      increase in the specified amount of
                                                                                      insurance, $0.10 per $1,000 of the
                                                                                      increase in specified amount of
                                                                                      insurance.


----------
(1) THE COST OF INSURANCE CHARGES UNDER THE POLICIES VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY AND THE POLICY YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON OUR CURRENT RATES AND ON GUARANTEED MAXIMUM RATES FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A POLICY ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. YOUR POLICY WILL STATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGES. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLES IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT DEATH BENEFIT PROVIDED UNDER THE POLICY AND THE CURRENT VALUE OF POLICY. FOR ADDITIONAL INFORMATION ON COST OF INSURANCE CHARGES, SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - COST OF INSURANCE IN THIS PROSPECTUS.


(2) THE CHARGE IS CURRENTLY REDUCED TO 0.45% ANNUALLY. SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - DAILY MORTALITY AND EXPENSE RISK CHARGE IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT THIS CHARGE.


(3)  THIS SUB-PART OF THE CHARGE IS CURRENTLY REDUCED TO $8.00.

        The next table describes charges that a Policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy. They are in addition to the charges applicable under the base Policy. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

           PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS


                                                        WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                      DEDUCTED                               AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
1.  ACCIDENTAL DEATH BENEFIT:

COST OF INSURANCE(1)

    Current Charges                        Monthly                                    Minimum of $0.0533 to maximum of
                                                                                      $0.1108, per $1,000 of accidental death
                                                                                      benefit.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0533 to maximum of
                                                                                      $0.1108, per $1,000 of accidental death
                                                                                      benefit.

    Charge for a representative non-
    tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.0592 to maximum of
                                                                                      $0.1108, per $1,000 of accidental death
                                                                                      benefit.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.0592 to maximum of
                                                                                      $0.1108, per $1,000 of accidental death
                                                                                      benefit.

2.  ADDITIONAL INSURED TERM INSURANCE
    AGREEMENT:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.0559 to maximum of
                                                                                      $3.0371, per $1,000 of additional
                                                                                      insured term insurance benefit.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0816 to maximum of
                                                                                      $4.2109, per $1,000 of additional
                                                                                      insured term insurance benefit.

    Charge for a representative non-
    tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.2645 to maximum of
                                                                                      $1.8945, per $1,000 of additional
                                                                                      insured term insurance benefit.

                                                        WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                      DEDUCTED                               AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.2767 to maximum of
                                                                                      $2.6218, per $1,000 of additional
                                                                                      insured term insurance benefit.

ADMINISTRATIVE CHARGES

    First year of Agreement                Monthly                                    $0.10 per $1,000 of additional insured
                                                                                      term insurance benefit.

    First year of increase in term         Monthly                                    $0.10 per $1,000 of additional insured
    insurance benefit under Agreement                                                 term insurance benefit.

3.  BUSINESS ACCOUNTING BENEFIT(2):

ADMINISTRATIVE CHARGES

    First eleven years of the Policy       Monthly                                    $0.03 per $1,000 of original specified
                                                                                      amount of insurance.

    First eleven years after an increase   Monthly                                    $0.03 per $1,000 of increase in
    in the specified amount of insurance                                              specified amount of insurance.

4.  CHILDREN'S TERM INSURANCE AGREEMENT:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.15 to maximum of $0.15,
                                                                                      per $1,000 of children's term insurance
                                                                                      benefit.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.24 to maximum of $0.24,
                                                                                      per $1,000 of children's term insurance
                                                                                      benefit.

    Charge for a representative non-
    tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.15 to maximum of $0.15,
                                                                                      per $1,000 of children's term insurance
                                                                                      benefit.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.24 to maximum of $0.24,
                                                                                      per $1,000 of children's term insurance
                                                                                      benefit.

5.  DISABILITY WAIVER OF MONTHLY
    DEDUCTION:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.0092 to maximum of
                                                                                      $0.3192, per $1,000 of net amount of
                                                                                      risk.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0117 to maximum of
                                                                                      $0.5992, per $1,000 of net amount of
                                                                                      risk.

                                                        WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                      DEDUCTED                               AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
    Charge for a representative non-
    tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.0275 to maximum of
                                                                                      $0.3192, per $1,000 of net amount of
                                                                                      risk.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.0508 to maximum of
                                                                                      $0.0575, per $1,000 of net amount of
                                                                                      risk.

6.  DISABILITY WAIVER OF MONTHLY
    DEDUCTION AND DISABILITY MONTHLY
    PREMIUM DEPOSIT AGREEMENT:

DISABILITY WAIVER OF MONTHLY DEDUCTION
PART OF AGREEMENT

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.0092 to maximum of
                                                                                      $0.3192, per $1,000 of net amount of
                                                                                      risk.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0117 to maximum of
                                                                                      $0.5992, per $1,000 of net amount of
                                                                                      risk.

    Charge for a representative non-
    tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.0275 to maximum of
                                                                                      $0.3192, per $1,000 of net amount of
                                                                                      risk.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.0508 to maximum of
                                                                                      $0.5750, per $1,000 of net amount of
                                                                                      risk.

DISABILITY MONTHLY PREMIUM DEPOSIT PART
OF AGREEMENT

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.03 to maximum of $0.96,
                                                                                      per $1,000 of the stipulated premium in
                                                                                      the Policy.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.03 to maximum of $0.96,
                                                                                      per $1,000 of the stipulated premium in
                                                                                      the Policy.

    Charge for a representative non-
    tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.12 to maximum of $0.73,
                                                                                      per $1,000 of the stipulated premium in
                                                                                      the Policy.

                                                        WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                      DEDUCTED                               AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.12 to maximum of $0.73,
                                                                                      per $1,000 of the stipulated premium in
                                                                                      the Policy.

7.  GUARANTEED CONTINUATION OF POLICY:

COST OF INSURANCE                          Monthly                                    $0.01 per $1,000 of specified amount of
                                                                                      insurance.

8.  GUARANTEED OPTION TO EXTEND
    MATURITY DATE:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    No charge.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $2.80 to maximum of $6.30,
                                                                                      per $1,000 of net amount of risk.

    Charge for a representative non-
    tobacco male insured, age 45

        Current Charges                    Monthly                                    No charge.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $2.80 to maximum of $6.30,
                                                                                      per $1,000 of net amount of risk.

9.  GUARANTEED OPTION TO INCREASE
    SPECIFIED AMOUNT:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.0425 to maximum of $0.145,
                                                                                      per $1,000 of guaranteed option amount.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0425 to maximum of $0.145,
                                                                                      per $1,000 of guaranteed option amount.

    Charge for a representative non-
    tobacco male insured, age 25

        Current Charges                    Monthly                                    Minimum of $0.1058 to maximum of
                                                                                      $0.1058, per $1,000 of guaranteed option
                                                                                      amount.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.1058 to maximum of
                                                                                      $0.1058, per $1,000 of guaranteed option
                                                                                      amount.

                                                        WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                      DEDUCTED                               AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
10. RETURN OF PREMIUM TERM INSURANCE:
    COST OF INSURANCE CHARGES(1)

        Current Charges                    Monthly                                    Minimum of $0.0559 to maximum of
                                                                                      $26.1662, per $1,000 of term insurance.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.0816 to maximum of
                                                                                      $83.3333, per $1,000 of term insurance.

    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.1592 to maximum of
                                                                                      $26.1662, per $1,000 of term insurance.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.2767 to maximum of
                                                                                      $83.3333, per $1,000 of term insurance.

11. SUPPLEMENTAL TERM INSURANCE
    AGREEMENT(3):

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.0441 to maximum of
                                                                                      $26.1662, per $1,000 of net amount of
                                                                                      risk attributable to the term insurance
                                                                                      benefit.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0566 to maximum of
                                                                                      $83.3333, per $1,000 of net amount of
                                                                                      risk attributable to the term insurance
                                                                                      benefit.

    Charge for a representative non-
    tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.1592 to maximum of
                                                                                      $26.1662, per $1,000 of net amount of
                                                                                      risk attributable to the term insurance
                                                                                      benefit.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.2767 to maximum of
                                                                                      $83.3333, per $1,000 of net amount of
                                                                                      risk attributable to the term insurance
                                                                                      benefit.

ADMINISTRATIVE CHARGES

    First year of Agreement                Monthly                                    $0.10 per $1,000 of additional insured
                                                                                      term insurance benefit.

    First year of increase in term         Monthly                                    $0.10 per $1,000 of additional insured
    insurance benefit under Agreement                                                 term insurance benefit.

12. SUPPLEMENTAL EXCHANGE AGREEMENT:

    Current Charges                        Monthly                                    No charge.

                                                        WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                      DEDUCTED                               AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
    Guaranteed Maximum Charges             Monthly                                    No charge.


---------------

(1) THE COST OF INSURANCE CHARGES UNDER THE RIDERS VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE RIDER AND THE YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON CURRENT RATES AND ON GUARANTEED MAXIMUM RATES FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A RIDER ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. THE SPECIFICATIONS PAGES OF A RIDER WILL INDICATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGE APPLICABLE TO YOUR POLICY. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLE IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT BENEFIT PROVIDED UNDER THE RIDER AND THE CURRENT POLICY VALUE ALLOCATED TO THE RIDER. FOR ADDITIONAL INFORMATION ABOUT THE RIDERS, SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? IN THIS PROSPECTUS.

(2) THIS RIDER IS NOT AVAILABLE TO ALL PERSONS. SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? - BUSINESS ACCOUNTING BENEFIT IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.


(3) FOR PURPOSES OF DETERMINING THE ALLOCATION OF NET AMOUNT AT RISK BETWEEN THE SPECIFIED AMOUNT OF INSURANCE IN THE POLICY, AND THE TERM INSURANCE BENEFIT, THE POLICY VALUE WILL BE ALLOCATED AS FOLLOWS: FIRST TO THE INITIAL TERM INSURANCE BENEFIT SEGMENT, THEN TO ANY SEGMENTS RESULTING FROM INCREASES IN THE TERM INSURANCE BENEFIT IN THE ORDER OF THE INCREASES, THEN TO THE INITIAL SPECIFIED AMOUNT SEGMENT, AND THEN TO ANY SEGMENTS RESULTING FROM INCREASES IN THE SPECIFIED AMOUNT IN THE ORDER OF THE INCREASES. ANY INCREASE IN THE DEATH BENEFIT IN ORDER TO MAINTAIN THE REQUIRED MINIMUM MARGIN BETWEEN THE DEATH BENEFIT AND THE POLICY VALUE WILL BE ALLOCATED TO THE MOST RECENT INCREASE IN THE SPECIFIED AMOUNT IN THE POLICY.

        The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.


                                                                                   MINIMUM:           MAXIMUM:
MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES (expenses that are                0.38%              1.87%
deducted from assets of fund companies, including management fees and other expenses)

MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES (expenses that are                0.38%(2)           1.87%(3)
deducted from assets of fund companies, including management fees and other expenses) - AFTER CONTRACTUAL FEE WAIVERS(1)



(1) For the fiscal year ended December 31, 2003, total annual operating expenses of five of the twenty-one underlying funds were reduced pursuant to contractual waivers of fees. See tables below for detailed information on these waivers.

(2) After a voluntary fee waiver by the Administrative and Corporate Service Agent (the "Agent") of a portion of its fee, which would have otherwise been payable by the Index 500 Fund, the minimum total operating expenses of the funds was 0.25%. It is anticipated that the Agent will continue this voluntary fee waiver in effect through July 31, 2004. Thereafter, the Agent will voluntarily waive fees and reimburse expenses to the extent total operating expenses exceed 0.35%. The Agent may change or eliminate all or part of these voluntary waivers at any time.

(3) After a voluntary fee waiver by the Adviser to the Emerging Markets Equity (International) Fund of a portion of its fee, which would have otherwise been payable by the fund, the maximum total operating expenses of the funds was 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


     The following table provides more specific detail about the total fund operating expenses for each fund.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                TOTAL                       NET
                                    MANAGEMENT      OTHER        FUND         FEE           FUND
                                       FEES        EXPENSES    EXPENSES     WAIVERS       EXPENSES
                                    ----------     --------    --------     -------       --------
Money Market                           0.19%        0.31%       0.50%          0.00%          0.50%
Limited Maturity Bond                  0.30%        0.30%       0.60%          0.00%          0.60%
Quality Bond                           0.33%        0.29%       0.62%          0.00%          0.62%
High Yield Bond                        0.50%        0.36%       0.86%          0.00%          0.86%
Flexibly Managed                       0.60%        0.26%       0.86%          0.00%          0.86%
Growth Equity                          0.65%        0.32%       0.97%          0.00%          0.97%(1)
Large Cap Value                        0.60%        0.30%       0.90%          0.00%          0.90%(1)
Large Cap Growth                       0.55%        0.72%       1.27%          0.27%(2)       1.00%
Index 500                              0.07%        0.31%       0.38%          0.00%          0.38%(5)
Mid Cap Growth                         0.70%        0.35%       1.05%          0.05%(2)       1.00%(1)
Mid Cap Value                          0.55%        0.31%       0.86%          0.00%          0.86%(1)
Strategic Value                        0.72%        0.54%       1.26%          0.01%(3)       1.25%
Emerging Growth                        0.74%        0.35%       1.09%          0.00%          1.09%
Small Cap Value                        0.85%        0.34%       1.19%          0.04%(4)       1.15%
International Equity                   0.85%        0.34%       1.19%          0.00%          1.19%(1)
REIT                                   0.70%        0.64%       1.34%          0.09%(3)       1.25%


------------------

Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2003.


(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:

                 Growth Equity                         0.94%
                 Large Cap Value                       0.86%
                 Mid Cap Growth                        0.88%
                 Mid Cap Value                         0.84%
                 International Equity                  1.15%



(2) The Administrative and Corporate Services Agent has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrative and Corporate Services Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(3) The Administrative and Corporate Services Agent has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrative and Corporate Services Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.25% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(4) The Adviser has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.15% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(5) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.25%. It is anticipated that the Agent will continue this voluntary fee waiver in effect through July 31, 2004. Thereafter, the Agent will voluntarily waive fees and reimburse expenses to the extent total operating expenses exceed 0.35%. The Agent may change or eliminate all or part of these voluntary waivers at any time.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                              MANAGEMENT/
                                            ADMINISTRATION       OTHER        TOTAL FUND
                                                 FEES           EXPENSES       EXPENSES
                                            --------------   --------------   ----------
Balanced                                         0.85%           0.27%           1.12%


----------

(a)  These expenses are for the fiscal year ended December 31, 2003.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                              MANAGEMENT         OTHER        TOTAL FUND
                                                 FEE            EXPENSES       EXPENSES
                                            --------------   --------------   ----------
Equity-Income                                   0.48%             0.09%          0.57%
Growth                                          0.58%             0.09%          0.67%


----------

(a) These expenses are for the fiscal year ended December 31, 2003. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.64% for the Growth Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                              MANAGEMENT         OTHER        TOTAL FUND
                                                 FEE            EXPENSES       EXPENSES
                                            --------------   --------------   ----------
Asset Manager                                   0.53%             0.10%          0.63%

----------

(a) These expenses are for the fiscal year ended December 31, 2003. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.62%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                              MANAGEMENT         OTHER        TOTAL FUND
                                                 FEE            EXPENSES       EXPENSES
                                            --------------   --------------   ----------
Emerging Markets Equity (International)         1.25%             0.62%         1.87%(b)


----------

(a)  These expenses are for the fiscal year ended December 31, 2003.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.12% by the Fund's adviser were 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


        Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Policy. Your expenses include Policy expenses and the expenses of the Funds that you select. The prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. accompany this prospectus. These prospectuses contain additional information regarding these Funds' expenses.

                              QUESTIONS AND ANSWERS

        This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.


QUESTION                                                                    PAGE
What Is the Policy?                                                           18

Who Owns the Policy?                                                          18

What Payments Must I Make Under the Policy?                                   19

How Are Amounts Credited to the Separate Account?                             21

How Much Life Insurance Does the Policy Provide?                              21

Can I Change Insurance Coverage Under the Policy?                             22

What Is the Value of My Policy?                                               23

How Can I Change the Policy's Investment Allocations?                         24

What Are the Fees and Charges Under the Policy?                               25

What Are the Supplemental Benefit Riders That I Can Buy?                      28

What Is A Policy Loan?                                                        31

How Can I Withdraw Money From the Policy?                                     32

Can I Choose Different Payout Options Under the Policy?                       33

How Is the Policy Treated Under Federal Income Tax Law?                       33

Are There Other Charges That Penn Mutual Could Deduct In the Future?          36

How Do I Communicate With Penn Mutual?                                        36

What Is the Timing of Transactions Under the Policy?                          37

How Does Penn Mutual Communicate With Me?                                     38

Do I Have the Right to Cancel the Policy?                                     38

WHAT IS THE POLICY?

        The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance, but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your Policy value to subaccounts of the Separate Account (which hold shares of funds listed on the first page of this prospectus) and to a fixed interest account where the value will accumulate interest.

        You will have several options under the Policy. Here are some major ones:

        -    Determine when and how much you pay to us

        - Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

        -    Borrow money

        -    Change the beneficiary

        -    Change the amount of insurance protection

        -    Change the death benefit option you have selected

        - Surrender or partially surrender your Policy for all or part of its net cash surrender value

        - Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

        Most of these options are subject to limits that are explained later in this prospectus.

        If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the Policy date after we accept the application.

        The maturity date of a Policy is the Policy anniversary nearest the insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the Policy value less any Policy loan on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net Policy value.

WHO OWNS THE POLICY?

        You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST I MAKE UNDER THE POLICY?

PREMIUM PAYMENTS


        Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.


        Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

        We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium\Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

        If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a "modified endowment policy" under the Code; you could incur a penalty on the amount you take out of a "modified endowment policy." We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

PLANNED PREMIUMS

        The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay Policy charges. See THREE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

        If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

        We will also accept premiums:

        -    by wire or by exchange from another insurance company,

        - via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

        - if we agree to it, through a salary deduction plan with your employer.

        You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE YEAR NO-LAPSE FEATURE

        Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

             (a) the total premiums you have paid, less any partial surrenders you made, equal or exceeds

             (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

        If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

        The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

        The three year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? in this prospectus.

LAPSE AND REINSTATEMENT


        If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.


        If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loans.

        If the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.


PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT


        If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW ARE AMOUNTS CREDITED TO THE SEPARATE ACCOUNT?


        From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the initial net premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).


        When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period.


        For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established, and is valued each day shares of the fund held in the subaccount are valued (normally as of the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.


        The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is found by dividing (a) by (b), where

        (a) is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the "ex-dividend date" occurs in the valuation period and the deduction of the daily mortality and expense risk charge; and

        (b) is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?

        In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $50,000 ($100,000 ages 71 to 85).

DEATH BENEFIT OPTIONS

        When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

     - Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

     - Option 2 - The death benefit is the greater of (a) the specified amount of insurance PLUS your policy value on the date of death, or (b) the "applicable percentage" of the policy value on the date of the insured's death.


        The "applicable percentages" depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the "applicable percentage" is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100. For the Cash Value Accumulation Test, the "applicable percentages" will vary by attained age and the insurance risk characteristics. A table showing sample "applicable percentages" is included as Appendix B.


        If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

        Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY?

CHANGE OF DEATH BENEFIT OPTION

        You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

        - after the change, the specified amount of insurance must be at least $50,000;


        no change may be made in the first policy year and no more than one change may be made in any policy year; and


        - if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

        You may increase the specified amount of insurance, subject to the following conditions:

        - you must submit an application along with evidence of insurability acceptable to Penn Mutual;

        - you must return your policy so we can amend it to reflect the increase;

        -    any increase in the specified amount must be at least $10,000; and

        - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

        If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

        You may decrease the specified amount of insurance, subject to the following conditions:

        -    no change may be made in the first policy year;

        - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

        - no decrease may be made within one year of an increase in the specified amount; and

        - any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

EXCHANGE OF POLICIES

        For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider. See WHAT ARE THE SUPPLEMENTAL BENEFITS THAT I CAN BUY? - SUPPLEMENTAL EXCHANGE AGREEMENT in this prospectus.

TAX CONSEQUENCES OF CHANGING INSURANCE COVERAGE


        See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.


WHAT IS THE VALUE OF MY POLICY?

        Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

        The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3.0%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

        At any time, your policy value is equal to:


        -    the net premiums you have paid;

        - plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account;

        - plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option;

        -    minus policy charges we deduct; and


        -    minus partial surrenders you have made.

        If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? in this prospectus.

HOW CAN I CHANGE THE POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

        You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

        You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

        - the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

        - if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

        -    we may defer transfers under certain conditions;

        -    transfers may not be made during the free look period; and

        - transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.


        The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.


DOLLAR COST AVERAGING


        This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

ASSET REBALANCING


        This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.


WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

- Premium Charge - 7.5% (currently reduced to 5.75% of all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy two and later) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4.0% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.

MONTHLY DEDUCTIONS


- Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by attained age, policy duration, and the insurance risk characteristics. Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insured's attained age increases. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco, non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. The charge is deducted pro-rata from your variable investment and fixed interest accounts.


- Administrative Charge - A monthly charge to help cover our administrative costs. This charge has two parts: (1) a flat dollar charge of up to $9 (currently, the flat charge is $8 - we will notify you in advance if we change our current rates); and (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance), and for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.


DAILY MORTALITY AND EXPENSE RISK CHARGE


        A daily charge to cover mortality and expense risk. We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% annually for the duration of the policy. Our current charge is 0.45% annually. We will notify you in advance if we change our current rates. We may realize a profit from the charge, and if we do, it will become part of our surplus. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.


OPTIONAL SUPPLEMENTAL BENEFIT CHARGES


        Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

TRANSFER CHARGE

        We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

        If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

        With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

        (a) = 25% of the lesser of (i) the sum of all premiums paid and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);


        (b) = an administrative charge based on the initial amount of insurance and the insured's age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and

        (c) = the applicable surrender factor from the table below in which the policy year is determined.

        With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

        (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of increase in specified amount of insurance); and

        (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

          SURRENDER DURING POLICY YEAR                               SURRENDER FACTOR
        --------------------------------------------------------------------------------
                1st through 7th                                            1.00
                      8th                                                  0.80
                      9th                                                  0.60
                      10th                                                 0.40
                      11th                                                 0.20
                 12th and later                                            0.00

        If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests.

        If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

        We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

        If you partially surrender your Policy, we will deduct the lesser of $25 or 2.0% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

REDUCTION OF CHARGES

        This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

        We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

        Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?

        We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy.

ACCIDENTAL DEATH BENEFIT

        This Agreement provides an additional death benefit if the insured's death results from accidental causes as defined in the Agreement. This Agreement is not available to all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured. The benefits provided under the Agreement are subject to the provisions in the Agreement.

ADDITIONAL INSURED TERM INSURANCE AGREEMENT

        This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life or endowment policy without evidence of insurability.

        Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

BUSINESS ACCOUNTING BENEFIT


        This Agreement provides enhanced early year cash surrender values for policies sold in certain limited corporate markets and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all surrender charges. To be eligible for this Agreement (i) Policies must be corporate owned, (ii) the corporation must be at least a partial beneficiary, and (iii) the Policies must be in support of a corporate sponsored non-qualified deferred compensation plan with a minimum of five insureds under the plan. Under this Agreement, during the first eleven Policy years we will deduct a monthly charge of up to $0.03 per $1,000 of original specified amount of insurance and a monthly charge of up to $0.03 per $1,000 of increases in the specified amount of insurance during the first eleven Policy years after the increase. Decreases in coverage do not affect the charge for this Agreement. The $0.03 per $1,000 charge will continue to be applied based on the higher original and/or increased specified amount. This charge will be included in the no-lapse premium calculation. If the Agreement is terminated by the owner of the Policy, the Agreement is terminated with respect to insurance coverages provided under the Policy and all applicable surrender charges would resume. The benefits provided under the Agreement are subject to all provisions of the Agreement.


CHILDREN'S TERM INSURANCE AGREEMENT

        This Agreement provides term insurance on one or more children of the owner of the Policy in amounts specified in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child's twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child's twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

        Under the Agreement, we will deduct a cost of insurance charge. The cost of insurance charge will be based on the attained age, gender and rate class of the insured child. The cost of insurance rate will not exceed the rate set forth in the Additional Policy Specifications of the Policy. The benefits provided by the Agreement are subject to the provisions in the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION

        This Agreement provides a waiver of the monthly deductions from the value of the Policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured's sixty-fifth birthday. The benefits provided under this Agreement are subject to the provisions of the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT AGREEMENT

        This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The benefits are subject to the provisions in the Agreement.

GUARANTEED CONTINUATION OF POLICY AGREEMENT

        This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the "total guaranteed continuation of policy premium." The "total guaranteed continuation of policy premium" is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the Policy. If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the "total guaranteed continuation of policy premium" is the stipulated premium defined in that Agreement. While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. This benefit is subject to the provisions in the Agreement.

GUARANTEED OPTION TO EXTEND MATURITY DATE

        This Agreement provides the owner of the Policy with an option to continue the insurance past the maturity date stated in the Policy without evidence of insurability. During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse. Although the Agreement extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy (other than the Supplemental Term Insurance Agreement). The cost of insurance charge for this Agreement is based on the attained age and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The option to extend the maturity date is subject to the provisions in the Agreement.

GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT

        This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured's birthday at ages 22, 25, 28, 31, 34, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. This option is subject to the provisions in the Agreement.

RETURN OF PREMIUM TERM INSURANCE AGREEMENT

        This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthiversary less any amount credited to the Policy under a waiver of premium or waiver of monthly deductions agreement. The cost of insurance charge for this Agreement include the cost of insurance charge for the term insurance provided under the Agreement and the cost of insurance charge for a waiver of monthly deductions if a Waiver of Monthly Deduction Agreement is attached. The cost of insurance rates for the Agreement are based on the age, gender and rate class of the insured. The rates will not exceed the rates shown for this Agreement in the Additional Policy Specifications in the Policy. The term insurance provided under the Agreement is subject to the provisions of the Agreement.

SUPPLEMENTAL TERM INSURANCE AGREEMENT

        This Agreement adds a term insurance benefit to the Policy. The term insurance benefit may not exceed four times the amount of insurance specified in the policy. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

        Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for the first twelve months of the Agreement. If the specified amount of insurance has increased, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured.

        The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

SUPPLEMENTAL EXCHANGE AGREEMENT

        The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, the owner must surrender all rights in the Policy to be exchanged.

GENERAL RULES AND LIMITATIONS

        Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

WHAT IS A POLICY LOAN?

        You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.

        Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Account. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter. With the interest we credit to the special loan account, the net cost of the policy loan is 1.0% during the first ten policy years and 0.25% thereafter.

        You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

        If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

        The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

        If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.


HOW CAN I WITHDRAW MONEY FROM THE POLICY?


FULL SURRENDER

        You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value."

PARTIAL SURRENDER

        You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

        - the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

        -    no more than four partial surrenders may be made in a policy year;

        -    each partial surrender must be at least $250;

        - a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

        - during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

        If you elect Death Benefit Option 1 (see HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus), a partial surrender may reduce your specific amount of insurance - by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

        Partial surrenders reduce the Policy value and net cash surrender value by the amount of the partial surrender.

        Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER THE POLICY?

CHOOSING A PAYOUT OPTION

        You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

        You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW?

        Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy are generally treated as first the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income. Amounts borrowed under the policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code").

        To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

        If it is subsequently determined that the Policy does not satisfy
Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

        Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate

Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

        The IRS has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

IRC QUALIFICATION

        Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

        - Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

        - Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

        The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

        The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

MODIFIED ENDOWMENT CONTRACTS

        The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

        Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

        All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

        The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

        Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

POLICY LOAN INTEREST

        Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

        Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus
(iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE

The Guaranteed Option to Extend Maturity Date that we offer allows the Policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

OTHER TAX CONSIDERATIONS

        The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

        The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

        The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

        We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

        Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

        You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania, 19044.

        Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

        -    policy loans in excess of $25,000, and full and partial surrenders;

        -    change of death benefit option;

        -    changes in specified amount of insurance;

        -    change of beneficiary;

        -    election of payment option for Policy proceeds; and

        -    tax withholding elections.

        You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

        We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS

        You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

        Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account (normally at 4:00 p.m. Eastern Time and ending at the close of the next succeeding business day of the New York Stock Exchange). Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. Death benefits will be based on values as of the date of death.

        We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

        Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

        We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

        We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3.0% per year compounded annually while it is deferred.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

        At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

DO I HAVE THE RIGHT TO CANCEL THE POLICY?

        You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

        In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

        In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

        Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuities in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

        We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

        Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

        Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

        If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

                      VOTING SHARES OF THE INVESTMENT FUNDS

        We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

        To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

        We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                              INDEPENDENT AUDITORS

        Ernst & Young, LLP serves as independent auditors for Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

                                  LEGAL MATTERS

        Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

                              FINANCIAL STATEMENTS

        The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in a statement of addition information, which may be obtained from The Penn Mutual Life Insurance Company,
Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

APPENDIX A

SAMPLE MINIMUM INITIAL PREMIUMS

        The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

               ISSUE AGE                                             MINIMUM INITIAL
               OF INSURED    SEX OF INSURED    BASE DEATH BENEFIT        PREMIUM
               ----------------------------------------------------------------------
                   25              M                   $   50,000            $    286
                   30              F                   $   75,000            $    390
                   35              M                   $   75,000            $    448
                   40              F                   $  100,000            $    640
                   45              M                   $  100,000            $    827
                   50              F                   $  100,000            $    975
                   55              M                   $  100,000            $  1,377
                   60              F                   $   75,000            $  1,155
                   65              M                   $   75,000            $  2,022
                   70              F                   $   50,000            $  1,327

APPENDIX B

  APPLICABLE PERCENTAGES UNDER THE GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST

ATTAINED                ATTAINED                ATTAINED                ATTAINED                ATTAINED
  AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE
--------   ----------   --------   ----------   --------   ----------   --------   ----------   --------   ----------
 0-40        250%          51        178%          62        126%          73        109%           84         105%
  41         243%          52        171%          63        124%          74        107%           85         105%
  42         236%          53        164%          64        122%          75        105%           86         105%
  43         229%          54        157%          65        120%          76        105%           87         105%
  44         222%          55        150%          66        119%          77        105%           88         105%
  45         215%          56        146%          67        118%          78        105%           89         105%
  46         209%          57        142%          68        117%          79        105%           90         105%
  47         203%          58        138%          69        116%          80        105%           91         104%
  48         197%          59        134%          70        115%          81        105%           92         103%
  49         191%          60        130%          71        113%          82        105%           93         102%
  50         185%          61        128%          72        111%          83        105%          94-99       101%

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST

                                 MALE NON-SMOKER

ATTAINED                ATTAINED                ATTAINED                ATTAINED                ATTAINED
  AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE
--------   ----------   --------   ----------   --------   ----------   --------   ----------   --------   ----------
 0-19           N/A        36        417.61%       53        240.32%       69        156.24%       85        119.81%
  20         699.48%       37        403.76%       54        233.12%       70        152.83%       86        118.55%
  21         679.26%       38        390.40%       55        226.22%       71        149.57%       87        117.38%
  22         659.36%       39        377.52%       56        219.61%       72        146.49%       88        116.28%
  23         639.73%       40        365.11%       57        213.30%       73        143.58%       89        115.23%
  24         620.39%       41        353.15%       58        207.25%       74        140.85%       90        114.21%
  25         601.33%       42        341.65%       59        201.45%       75        138.30%       91        113.20%
  26         582.53%       43        330.57%       60        195.91%       76        135.91%       92        112.17%
  27         564.06%       44        319.91%       61        190.60%       77        133.67%       93        111.08%
  28         545.97%       45        309.63%       62        185.53%       78        131.57%       94        109.92%
  29         528.29%       46        299.75%       63        180.70%       79        129.58%       95        108.65%
  30         511.04%       47        290.24%       64        176.09%       80        127.70%       96        107.27%
  31         494.24%       48        281.10%       65        171.71%       81        125.91%       97        105.80%
  32         477.93%       49        272.29%       66        167.55%       82        124.22%       98        104.25%
  33         462.11%       50        263.82%       67        163.60%       83        122.64%       99        102.60%
  34         446.78%       51        255.67%       68        159.83%       84        121.17%      100        100.00%
  35         431.94%       52        247.84%

                                FEMALE NON-SMOKER

ATTAINED                ATTAINED                ATTAINED                ATTAINED                ATTAINED
  AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE
--------   ----------   --------   ----------   --------   ----------   --------   ----------   --------   ----------
 0-19           N/A        36        468.31%       53        270.97%       69        171.23%       85        122.77%
  20         796.54%       37        452.83%       54        262.85%       70        166.87%       86        121.08%
  21         771.20%       38        437.93%       55        255.03%       71        162.66%       87        119.50%
  22         746.54%       39        423.58%       56        247.50%       72        158.63%       88        118.03%
  23         722.57%       40        409.78%       57        240.24%       73        154.80%       89        116.64%
  24         699.24%       41        396.51%       58        233.24%       74        151.16%       90        115.32%
  25         676.63%       42        383.77%       59        226.46%       75        147.74%       91        114.03%
  26         654.62%       43        371.51%       60        219.89%       76        144.52%       92        112.76%
  27         633.28%       44        359.71%       61        213.54%       77        141.49%       93        111.49%
  28         612.56%       45        348.34%       62        207.41%       78        138.64%       94        110.17%
  29         592.47%       46        337.38%       63        201.52%       79        135.95%       95        108.79%
  30         572.99%       47        326.82%       64        195.89%       80        133.39%       96        107.34%
  31         554.12%       48        316.63%       65        190.51%       81        130.98%       97        105.82%
  32         535.83%       49        306.81%       66        185.37%       82        128.71%       98        104.26%
  33         518.10%       50        297.34%       67        180.47%       83        126.58%       99        102.60%
  34         500.93%       51        288.22%       68        175.76%       84        124.60%      100        100.00%
  35         484.36%       52        279.43%

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST

                                   MALE SMOKER

ATTAINED                ATTAINED                ATTAINED                ATTAINED                ATTAINED
  AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE
--------   ----------   --------   ----------   --------   ----------   --------   ----------   --------   ----------
 0-19           N/A        36        342.96%       53        206.34%       69        144.93%       85        118.30%
  20         567.36%       37        331.98%       54        201.00%       70        142.45%       86        117.35%
  21         551.35%       38        321.41%       55        195.91%       71        140.09%       87        116.44%
  22         535.65%       39        311.26%       56        191.05%       72        137.84%       88        115.56%
  23         520.14%       40        301.52%       57        186.43%       73        135.71%       89        114.71%
  24         504.81%       41        292.18%       58        182.01%       74        133.71%       90        113.85%
  25         489.67%       42        283.23%       59        177.78%       75        131.84%       91        112.97%
  26         474.70%       43        274.66%       60        173.72%       76        130.10%       92        112.04%
  27         459.94%       44        266.46%       61        169.84%       77        128.48%       93        111.02%
  28         445.46%       45        258.59%       62        166.14%       78        126.96%       94        109.89%
  29         431.30%       46        251.07%       63        162.61%       79        125.52%       95        108.65%
  30         417.48%       47        243.85%       64        159.26%       80        124.15%       96        107.27%
  31         404.05%       48        236.93%       65        156.08%       81        122.84%       97        105.80%
  32         391.02%       49        230.29%       66        153.08%       82        121.59%       98        104.25%
  33         378.39%       50        223.92%       67        150.23%       83        120.42%       99        102.60%
  34         366.17%       51        217.79%       68        147.52%       84        119.32%      100        100.00%
  35         354.36%       52        211.94%

                                  FEMALE SMOKER

ATTAINED                ATTAINED                ATTAINED                ATTAINED                ATTAINED
  AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE
--------   ----------   --------   ----------   --------   ----------   --------   ----------   --------   ----------
 0-19           N/A        36        413.45%       53        247.46%       69        163.93%       85        121.86%
  20         700.22%       37        400.10%       54        240.74%       70        160.19%       86        120.34%
  21         677.90%       38        387.29%       55        234.28%       71        156.56%       87        118.94%
  22         656.20%       39        375.01%       56        228.06%       72        153.07%       88        117.61%
  23         635.13%       40        363.24%       57        222.06%       73        149.74%       89        116.35%
  24         614.65%       41        351.98%       58        216.25%       74        146.59%       90        115.11%
  25         594.81%       42        341.22%       59        210.60%       75        143.63%       91        113.90%
  26         575.52%       43        330.93%       60        205.10%       76        140.85%       92        112.70%
  27         556.84%       44        321.06%       61        199.75%       77        138.24%       93        111.46%
  28         538.74%       45        311.58%       62        194.58%       78        135.78%       94        110.17%
  29         521.19%       46        302.46%       63        189.59%       79        133.44%       95        108.79%
  30         504.21%       47        293.69%       64        184.82%       80        131.22%       96        107.34%
  31         487.80%       48        285.25%       65        180.27%       81        129.11%       97        105.82%
  32         471.91%       49        277.11%       66        175.93%       82        127.12%       98        104.26%
  33         456.54%       50        269.27%       67        171.78%       83        125.23%       99        102.60%
  34         441.67%       51        261.73%       68        167.79%       84        123.48%      100        100.00%
  35         427.33%       52        254.46%

                       STATEMENT OF ADDITIONAL INFORMATION

        A free copy of the Statement of the Additional Information ("SAI"), dated May 1, 2004, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

        In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.

        Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-942-8090); (2) on-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.


Penn Mutual Variable Life Account I's Investment Company Act registration number is 811-05006.

                                   PROSPECTUS

                                       FOR

                               CORNERSTONE VUL IV

     a flexible premium adjustable variable life insurance policy issued by

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               and funded through

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     The Penn Mutual Life Insurance Company

                             Philadelphia, PA 19172

                                  800-523-0650

        The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

PENN SERIES FUNDS, INC.                                            MANAGER
     Money Market Fund                                             Independence Capital Management, Inc.
     Limited Maturity Bond Fund                                    Independence Capital Management, Inc.
     Quality Bond Fund                                             Independence Capital Management, Inc.
     High Yield Bond Fund                                          T. Rowe Price Associates, Inc.
     Flexibly Managed Fund                                         T. Rowe Price Associates, Inc.
     Growth Equity Fund                                            Independence Capital Management, Inc.
     Large Cap Value Fund                                          Putnam Investment Management, LLC
     Large Cap Growth Fund                                         Franklin Advisers, Inc.
     Index 500 Fund                                                Wells Capital Management Incorporated
     Mid Cap Growth Fund                                           Turner Investment Partners, Inc.
     Mid Cap Value Fund                                            Neuberger Berman Management Inc.
     Strategic Value Fund                                          Lord, Abbett & Co. LLC
     Emerging Growth Fund                                          RS Investment Management, Inc.
     Small Cap Value Fund                                          Royce & Associates, LLC
     International Equity Fund                                     Vontobel Asset Management, Inc.
     REIT Fund                                                     Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                         MANAGER
     Balanced Portfolio                                            Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND             MANAGER
     Equity-Income Portfolio                                       Fidelity Management & Research Company
     Growth Portfolio                                              Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II          MANAGER
     Asset Manager Portfolio                                       Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.               MANAGER
     Emerging Markets Equity (International) Portfolio             Van Kampen

PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   May 1, 2004

                        GUIDE TO READING THIS PROSPECTUS

        This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

        The prospectus is arranged as follows:

        - Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

        - Pages 5 to 14 provide tables showing fees and charges under the Policy.

        - Pages 14 to 17 provide tables showing fees and expenses of the funds underlying the Policy.


        - Pages 18 to 41 provide additional information about the Policy, in question and answer format.

        - Pages 41 to 43 provide information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I (the "Separate Account") and the underlying investment funds in which Policy reserves may be allocated.


        - Appendices A, B, C and D, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

                                   **********

THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(es) CAREFULLY BEFORE YOU INVEST.

                 SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

        The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

BENEFIT SUMMARY

        The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

        DEATH BENEFIT - While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

        PREMIUM FLEXIBILITY - Amounts you pay to us under your Policy are called "premiums" or "premium payments." Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

        FREE LOOK PERIOD - You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

        THREE YEAR NO-LAPSE FEATURE - Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceeds the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

        INVESTMENT OPTIONS - The Policy allows you to allocate your policy value to 21 different investment options.

        FIXED INTEREST OPTION - In addition to the 21 investment options, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%.


        TRANSFERS - Within limitations, you may transfer investment amounts from one investment account to another, and to and from the fixed interest option. In addition, the Policy offers three automated transfer programs - two dollar cost averaging programs and one asset rebalancing program.


        LOANS - You may take a loan on your Policy. You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250. Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.

        SURRENDERS AND WITHDRAWALS - You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies (if any). This is called your "net cash surrender value." In addition, you may make partial withdrawals (subject to limitations) from your net cash surrender value.

        TAXES - Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the policy is NOT treated as a "modified endowment contract" under federal income tax law, depending on the policy year when the distribution is made, distributions from the policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income.


        RIDERS - For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

RISK SUMMARY


        SUITABILITY - The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The policy is not suitable as a short-term savings vehicle. You will pay a surrender charge should you surrender your Policy within the first 11 policy years.


        INVESTMENT PERFORMANCE - The value of your policy, which is invested in underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.


        LAPSE - Your policy may terminate, or "lapse," if the net cash surrender value of the Policy is not sufficient to pay Policy charges (including payment of interest on any loan that may be outstanding under the Policy), the three year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you of how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive.


        ACCESS TO CASH VALUE - If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

        TAXES - The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

                                   FEE TABLES

        The following tables summarize fees and expenses that a Policy owner may pay when buying, owning and surrendering the Policy.(1) The first table describes the fees and expenses that a Policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

                                TRANSACTION FEES


             CHARGE                             WHEN CHARGE IS DEDUCTED                      AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (load)                When a premium is paid.                    4.0% of premium payments.(2)

Premium and Federal (DAC) Taxes            When a premium is paid.                    3.5% of premium payments.

Maximum Deferred Sales Charge (load)       When the Policy is surrendered.            25% of the lesser of (i) premiums paid
if the Policy is surrendered within                                                   and (ii) the "maximum surrender charge
the first seven policy years                                                          premium."(3)

Other Surrender Charges, If the
Policy is Surrendered Within the
First 11 Policy Years, or Within 11
Years of any Increase in the Amount
of Insurance Specified in your
Policy, the Charge is Deducted (4)

    Minimum Charge                         When the Policy is surrendered.            $1 per $1,000 of initial specified
                                                                                      amount of insurance or increase in
                                                                                      specified amount of insurance, for
                                                                                      insured age 9 or younger at the date of
                                                                                      issue or increase.

    Maximum Charge                         When the Policy is surrendered.            $7 per $1,000 of initial specified
                                                                                      amount of insurance or increase in
                                                                                      specified amount of insurance, for
                                                                                      insured age 60 or older at the date of
                                                                                      issue or increase.

    Charge for a representative                                                       $5 per $1,000 of initial specified
    non-tobacco male insured, age 45                                                  amount of insurance or increase in
                                                                                      specified amount of insurance, for
                                                                                      insured age 45 at the date of issue or
                                                                                      increase.

Partial Surrender Charge                   When you partially surrender your          Lesser of $25 or 2.0% of the amount
                                           Policy.                                    surrendered.

             CHARGE                             WHEN CHARGE IS DEDUCTED                      AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Transfer Charge

    Current Charge                         When you make a transfer.                  $0.00(5)

    Guaranteed Maximum Charge              When you make a transfer.                  $10.00

Loans(6)

    Gross Interest Charge                  End of each policy year.                   Annual rate of 4.0% (before credit from
                                                                                      interest paid on collateral held in
                                                                                      special loan account).

    Net Interest Charge(7)                 End of each policy year.                   Annual rate of 1.0% (after credit from
                                                                                      interest paid on collateral held in
                                                                                      special loan account).(8)

----------
(1) SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

(2)  THE SALES CHARGE IMPOSED ON PREMIUMS (LOAD) IS CURRENTLY REDUCED TO 1.5%.

(3) THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS DETERMINED SEPARATELY FOR EACH POLICY, AND TAKES INTO ACCOUNT THE INDIVIDUAL UNDERWRITING CHARACTERISTICS OF THE INSURED. THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS STATED IN EACH POLICY. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE DEFERRED SALES CHARGE DECREASES EACH YEAR, AFTER WHICH THERE IS NO LONGER A CHARGE.

(4) THE "OTHER SURRENDER CHARGE" UNDER THE POLICIES VARY DEPENDING ON THE AGE OF THE INSURED. MORE INFORMATION CONCERNING THE "OTHER SURRENDER CHARGE" IS STATED IN EACH POLICY. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE; AND COMMENCING EIGHT YEARS AFTER ANY INCREASE IN THE SPECIFIED AMOUNT OF INSURANCE AND CONTINUING THROUGH THE END OF ELEVEN YEARS AFTER THE INCREASE, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE.

(5) NO TRANSACTION FEE IS CURRENTLY IMPOSED FOR MAKING A TRANSFER AMONG INVESTMENT FUNDS AND/OR THE FIXED INTEREST OPTION. WE RESERVE THE RIGHT TO IMPOSE A $10 FEE IN THE FUTURE ON ANY TRANSFER THAT EXCEEDS TWELVE TRANSFERS IN A POLICY YEAR (EXCEPT IN THE CASE OF TRANSFERS OF $5,000,000 OR MORE).


(6) YOU MAY BORROW UP TO 95% OF YOUR CASH SURRENDER VALUE. THE MINIMUM AMOUNT YOU MAY BORROW IS $250. AN AMOUNT EQUIVALENT TO THE LOAN IS WITHDRAWN FROM SUBACCOUNTS OF THE SEPARATE ACCOUNT AND THE FIXED INTEREST OPTION ON A PRORATED BASIS (UNLESS YOU DESIGNATE A DIFFERENT WITHDRAWAL ALLOCATION WHEN YOU REQUEST THE LOAN) AND IS TRANSFERRED TO A SPECIAL LOAN ACCOUNT AS COLLATERAL FOR THE LOAN. SEE WHAT IS A POLICY LOAN? IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT POLICY LOANS.


(7) "NET INTEREST CHARGE" MEANS THE DIFFERENCE BETWEEN THE AMOUNT OF INTEREST WE CHARGE ON THE LOAN AND THE AMOUNT OF INTEREST WE CREDIT TO YOUR POLICY IN THE SPECIAL LOAN ACCOUNT.


(8) THE SPECIAL LOAN ACCOUNT IS GUARANTEED TO EARN INTEREST AT 3.0% DURING THE FIRST TEN POLICY YEARS AND 3.75% THEREAFTER (4.0% THEREAFTER IN NEW YORK). ON A GUARANTEED BASIS, THE NET INTEREST CHARGE DURING THE FIRST TEN POLICY YEARS IS 1.0% AND 0.25% THEREAFTER (0.0% THEREAFTER IN NEW YORK). THE SPECIAL LOAN ACCOUNT CURRENTLY EARNS INTEREST AT 3.0% DURING THE FIRST TEN POLICY YEARS AND 4.0% THEREAFTER. ON A CURRENT BASIS, THE NET INTEREST CHARGE DURING THE FIRST TEN POLICY YEARS IS 1.0% AND 0.0% THEREAFTER.

        The next table describes charges that a Policy owner may pay periodically during the time the Policy is owned. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

                        PERIODIC CHARGES UNDER THE POLICY
         NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS


                                                     WHEN CHARGE IS
             POLICY CHARGES                            DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGES(1):

        Current Charges                    Monthly                                    Minimum of $0.0093 to maximum of
                                                                                      $20.1125, per $1,000 of net amount of
                                                                                      risk.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0566 to maximum of
                                                                                      $83.3333, per $1,000 of net amount of
                                                                                      risk.

    Charge for a representative non-tobacco
    male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.2117 to maximum of
                                                                                      $16.0900, per $1,000 of net amount of
                                                                                      risk.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.2767 to maximum of
                                                                                      $83.3333, per $1,000 of net amount of
                                                                                      risk.

MORTALITY AND EXPENSE RISK CHARGE:

    Mortality and Expense Risk Face        Monthly                                    For first 120 months following Policy
    Amount Charge                                                                     date, the charges range from a minimum
                                                                                      of $0.07 per $1,000 of initial specified
                                                                                      amount of insurance for female age 5 or
                                                                                      under, up to a maximum of $0.29 per
                                                                                      $1,000 of initial specified amount of
                                                                                      insurance, for male age 85 or older. A
                                                                                      similar charge applies to an increase in
                                                                                      the specified amount of insurance, for
                                                                                      the first 120 months following the
                                                                                      increase.(2)

        Mortality and Expense Risk Asset   Monthly                                    0.60% annually of the first $50,000 of
        Charge                                                                        Policy value and 0.30% annually of the
                                                                                      Policy value in excess of that
                                                                                      amount.(3)

ADMINISTRATIVE CHARGES:                    Monthly                                    $9.00(4)


----------
(1) THE COST OF INSURANCE CHARGES UNDER THE POLICIES VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY AND THE POLICY YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON OUR CURRENT RATES AND ON GUARANTEED MAXIMUM RATES FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A POLICY ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. YOUR POLICY WILL STATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGES. MORE DETAILED INFORMATION CONCERNING

     YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLES IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT DEATH BENEFIT PROVIDED UNDER THE POLICY AND THE CURRENT VALUE OF POLICY. FOR ADDITIONAL INFORMATION ON COST OF INSURANCE CHARGES, SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - COST OF INSURANCE IN THIS PROSPECTUS.


(2) THE MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGES ARE CURRENTLY REDUCED. FOR THE FIRST 120 MONTHS FOLLOWING POLICY DATE, THE CHARGES RANGE FROM $0.06 PER $1,000 OF INITIAL SPECIFIED AMOUNT OF INSURANCE FOR FEMALE AGE 5 OR UNDER, AND UP TO $0.28 PER $1,000 OF INITIAL SPECIFIED AMOUNT OF INSURANCE FOR MALE AGE 85 OR OLDER. THE CHARGE ON AN ADDITIONAL SPECIFIED AMOUNT OF INSURANCE IS SIMILARLY REDUCED.


(3) THE CHARGE IS CURRENTLY REDUCED TO 0.45% ANNUALLY OF THE FIRST $50,000 OF POLICY VALUE AND 0.15% ANNUALLY OF THE POLICY VALUE IN EXCESS OF THAT AMOUNT. SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - MORTALITY AND EXPENSE RISK IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT THIS CHARGE.

(4)  THE CHARGE IS CURRENTLY REDUCED TO $8.00.

        The next table describes charges that a Policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy. They are in addition to the charges applicable under the base Policy. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

           PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS


                                                         WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                      DEDUCTED                                AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
1.  ACCIDENTAL DEATH BENEFIT:

COST OF INSURANCE(1)
    Current Charges                        Monthly                                    Minimum of $0.0533 to maximum of
                                                                                      $0.1108, per $1,000 of accidental death
                                                                                      benefit.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0533 to maximum of
                                                                                      $0.1108, per $1,000 of accidental death
                                                                                      benefit.

    Charge for a representative non-
    tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.0592 to maximum of
                                                                                      $0.1108, per $1,000 of accidental death
                                                                                      benefit.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.0592 to maximum of
                                                                                      $0.1108, per $1,000 of accidental death
                                                                                      benefit.

                                                         WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES                      DEDUCTED                                AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
2.  ADDITIONAL INSURED TERM INSURANCE
    AGREEMENT:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                                    Minimum of $0.0499 to maximum of
                                                                                      $3.0371, per $1,000 of additional
                                                                                      insured term insurance benefit.

    Guaranteed Maximum Charges             Monthly                                    Minimum of $0.0816 to maximum of
                                                                                      $4.2109, per $1,000 of additional
                                                                                      insured term insurance benefit.

    Charge for a representative non-
    tobacco male insured, age 45

        Current Charges                    Monthly                                    Minimum of $0.2229 to maximum of
                                                                                      $1.8529, per $1,000 of additional
                                                                                      insured term insurance benefit.

        Guaranteed Maximum Charges         Monthly                                    Minimum of $0.2767 to maximum of
                                                                                      $2.6218, per $1,000 of additional
                                                                                      insured term insurance benefit.

ADMINISTRATIVE CHARGES

    First year of Agreement                Monthly                                    $0.10 per $1,000 of additional insured
                                                                                      term insurance benefit.

    First year of increase in term         Monthly                                    $0.10 per $1,000 of additional insured
    insurance benefit under Agreement                                                 term insurance benefit.

3.  BUSINESS ACCOUNTING BENEFIT(2):

ADMINISTRATIVE CHARGES

    First eleven years of the Policy       Monthly                                    $0.03 per $1,000 of original specified
                                                                                      amount of insurance.

    First eleven years after an increase   Monthly                                    $0.03 per $1,000 of increase in specified
    in the specified amount of insurance                                              amount of insurance.

                                              WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES            DEDUCTED                         AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------
4.  CHILDREN'S TERM INSURANCE
    AGREEMENT:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                   Minimum of $0.15 to maximum of $0.15,
                                                                     per $1,000 of children's term insurance
                                                                     benefit.

    Guaranteed Maximum Charges             Monthly                   Minimum of $0.24 to maximum of $0.24,
                                                                     per $1,000 of children's term insurance
                                                                     benefit.

    Charge for a representative non-
    tobacco male insured, age 45

        Current Charges                    Monthly                   Minimum of $0.15 to maximum of $0.15,
                                                                     per $1,000 of children's term insurance
                                                                     benefit.

        Guaranteed Maximum Charges         Monthly                   Minimum of $0.24 to maximum of $0.24,
                                                                     per $1,000 of children's term insurance
                                                                     benefit.

5.  DISABILITY WAIVER OF MONTHLY
    DEDUCTION:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                   Minimum of $0.0092 to maximum of
                                                                     $0.3192, per $1,000 of net amount of
                                                                     risk.

    Guaranteed Maximum Charges             Monthly                   Minimum of $0.0117 to maximum of
                                                                     $0.5992, per $1,000 of net amount of
                                                                     risk.

    Charge for a representative non-
    tobacco male insured, age 45

        Current Charges                    Monthly                   Minimum of $0.0275 to maximum of
                                                                     $0.3192, per $1,000 of net amount of
                                                                     risk.

        Guaranteed Maximum Charges         Monthly                   Minimum of $0.0508 to maximum of $0.575,
                                                                     per $1,000 of net amount of risk.

                                              WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES            DEDUCTED                         AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------
6.  DISABILITY WAIVER OF MONTHLY
    DEDUCTION AND DISABILITY MONTHLY
    PREMIUM DEPOSIT AGREEMENT:

DISABILITY WAIVER OF MONTHLY DEDUCTION
PART OF AGREEMENT

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                   Minimum of $0.0092 to maximum of
                                                                     $0.3192, per $1,000 of net amount of
                                                                     risk.

    Guaranteed Maximum Charges             Monthly                   Minimum of $0.0117 to maximum of
                                                                     $0.5992, per $1,000 of net amount of
                                                                     risk.

    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                   Minimum of $0.0275 to maximum of
                                                                     $0.3192, per $1,000 of net amount of
                                                                     risk.

        Guaranteed Maximum Charges         Monthly                   Minimum of $0.0508 to maximum of
                                                                     $0.5750, per $1,000 of net amount of
                                                                     risk.

DISABILITY MONTHLY PREMIUM DEPOSIT PART
OF AGREEMENT

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                   Minimum of $0.03 to maximum of $0.96,
                                                                     per $1,000 of the stipulated premium in
                                                                     the Policy.

    Guaranteed Maximum Charges             Monthly                   Minimum of $0.03 to maximum of $0.96,
                                                                     per $1,000 of the stipulated premium in
                                                                     the Policy.

    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                   Minimum of $0.12 to maximum of $0.73,
                                                                     per $1,000 of the stipulated premium in
                                                                     the Policy.

        Guaranteed Maximum Charges         Monthly                   Minimum of $0.12 to maximum of $0.73,
                                                                     per $1,000 of the stipulated premium in
                                                                     the Policy.

                                              WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES            DEDUCTED                         AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------
7.  GUARANTEED CONTINUATION OF POLICY:

COST OF INSURANCE                          Monthly                   $0.01 per $1,000 of specified amount of
                                                                     insurance.
8.  GUARANTEED OPTION TO EXTEND
    MATURITY DATE:

COST OF INSURANCE CHARGES(1)
    Current Charges                        Monthly                   No charge.

    Guaranteed Maximum Charges             Monthly                   Minimum of $2.80 to maximum of $6.30, per
                                                                     $1,000 of net amount of risk.
    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                   No charge.

        Guaranteed Maximum Charges         Monthly                   Minimum of $2.80 to maximum of $6.30, per
                                                                     $1,000 of net amount of risk.
9.  GUARANTEED OPTION TO INCREASE
    SPECIFIED AMOUNT:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                   Minimum of $0.0425 to maximum of $0.145,
                                                                     per $1,000 of guaranteed option amount.

    Guaranteed Maximum Charges             Monthly                   Minimum of $0.0425 to maximum of $0.145,
                                                                     per $1,000 of guaranteed option amount.

    Charge for a representative
    non-tobacco male insured, age 25

        Current Charges                    Monthly                   Minimum of $0.1058 to maximum of
                                                                     $0.1058, per $1,000 of guaranteed option
                                                                     amount.

        Guaranteed Maximum Charges         Monthly                   Minimum of $0.1058 to maximum of
                                                                     $0.1058, per $1,000 of guaranteed option
                                                                     amount.

                                              WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES            DEDUCTED                         AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------
10. RETURN OF PREMIUM TERM INSURANCE:

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                   Minimum of $0.0244 to maximum of $20.1125,
                                                                     per $1,000 of term insurance.

    Guaranteed Maximum Charges             Monthly                   Minimum of $0.0816 to maximum of $83.3333,
                                                                     per $1,000 of term insurance.
    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                   Minimum of $0.2117 to maximum of $16.0900,
                                                                     per $1,000 of term insurance.

        Guaranteed Maximum Charges         Monthly                   Minimum of $0.2767 to maximum of $83.3333,
                                                                     per $1,000 of term insurance.
11. SUPPLEMENTAL TERM INSURANCE
    AGREEMENT(3):

COST OF INSURANCE CHARGES(1)

    Current Charges                        Monthly                   Minimum of $0.0070 to maximum of
                                                                     $22.9004, per $1,000 of net amount of
                                                                     risk attributable to the term insurance
                                                                     benefit.

    Guaranteed Maximum Charges             Monthly                   Minimum of $0.0566 to maximum of $83.3333,
                                                                     per $1,000 of net amount of risk
                                                                     attributable to the term insurance benefit.

    Charge for a representative
    non-tobacco male insured, age 45

        Current Charges                    Monthly                   Minimum of $0.0405 to maximum of
                                                                     $11.5962, per $1,000 of net amount of
                                                                     risk attributable to the term insurance
                                                                     benefit.

        Guaranteed Maximum Charges         Monthly                   Minimum of $0.2767 to maximum of
                                                                     $83.3333, per $1,000 of net amount of
                                                                     risk attributable to the term insurance
                                                                     benefit.

MORTALITY AND EXPENSE RISK FACE AMOUNT
CHARGE

    Current Charges                        Monthly                   No charge.

    Guaranteed Maximum Charge              Monthly                   For the first 120 months following Policy
                                                                     date, the charges range from a minimum of
                                                                     $0.12 per $1,000 of the term insurance

                                              WHEN CHARGE IS
   SUPPLEMENTAL BENEFIT RIDER/CHARGES            DEDUCTED                         AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------
                                                                     benefit, for female age 5 or under, up to a
                                                                     maximum of $0.34 per $1,000 of the term
                                                                     insurance benefit, for male age 85 or older.
                                                                     A similar charge applies to an increase in
                                                                     the term insurance benefit, for the first
                                                                     120 months following the increase.
12. SUPPLEMENTAL EXCHANGE AGREEMENT:

    Current Charges                        Monthly                   No charge.

    Guaranteed Maximum Charges             Monthly                   No charge.


---------------

(1) THE COST OF INSURANCE CHARGES UNDER THE RIDERS VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE RIDER AND THE YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON CURRENT RATES AND ON GUARANTEED MAXIMUM RATES FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A RIDER ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. THE SPECIFICATIONS PAGES OF A RIDER WILL INDICATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGE APPLICABLE TO YOUR POLICY. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLE IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT BENEFIT PROVIDED UNDER THE RIDER AND THE CURRENT POLICY VALUE ALLOCATED TO THE RIDER. FOR ADDITIONAL INFORMATION ABOUT THE RIDERS, SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? IN THIS PROSPECTUS.

(2) THIS RIDER IS NOT AVAILABLE TO ALL PERSONS. SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? - BUSINESS ACCOUNTING BENEFIT IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.


(3) FOR PURPOSES OF DETERMINING THE ALLOCATION OF NET AMOUNT AT RISK BETWEEN THE SPECIFIED AMOUNT OF INSURANCE IN THE POLICY, AND THE TERM INSURANCE BENEFIT, THE POLICY VALUE WILL BE ALLOCATED AS FOLLOWS: FIRST TO THE INITIAL TERM INSURANCE BENEFIT SEGMENT, THEN TO ANY SEGMENTS RESULTING FROM INCREASES IN THE TERM INSURANCE BENEFIT IN THE ORDER OF THE INCREASES, THEN TO THE INITIAL SPECIFIED AMOUNT SEGMENT, AND THEN TO ANY SEGMENTS RESULTING FROM INCREASES IN THE SPECIFIED AMOUNT IN THE ORDER OF THE INCREASES. ANY INCREASE IN THE DEATH BENEFIT IN ORDER TO MAINTAIN THE REQUIRED MINIMUM MARGIN BETWEEN THE DEATH BENEFIT AND THE POLICY VALUE WILL BE ALLOCATED TO THE MOST RECENT INCREASE IN THE SPECIFIED AMOUNT IN THE POLICY.

        The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.


                                                                                    MINIMUM:           MAXIMUM:
                                                                                    --------           --------
MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES (expenses that are deducted from assets of fund companies, including management fees and other
expenses)                                                                            0.38%               1.87%

MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES (expenses that are deducted from assets of fund companies, including management fees and other
expenses) - AFTER CONTRACTUAL FEE WAIVERS(1)                                         0.38%(2)            1.87%(3)

(1) For the fiscal year ended December 31, 2003, total annual operating expenses of five of the twenty-one underlying funds were reduced pursuant to contractual waivers of fees. See tables below for detailed information on these waivers.

(2) After a voluntary fee waiver by the Administrative and Corporate Service Agent (the "Agent") of a portion of its fee, which would have otherwise been payable by the Index 500 Fund, the minimum total operating expenses of the funds was 0.25%. It is anticipated that the Agent will continue this voluntary fee waiver in effect through July 31, 2004. Thereafter, the Agent will voluntarily waive fees and reimburse expenses to the extent total operating expenses exceed 0.35%. The Agent may change or eliminate all or part of these voluntary waivers at any time.

(3) After a voluntary fee waiver by the Adviser to the Emerging Markets Equity (International) Fund of a portion of its fee, which would have otherwise been payable by the fund, the maximum total operating expenses of the funds was 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


        The following table provides more specific detail about the total fund operating expenses for each fund.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)





                                                                     TOTAL                       NET
                                         MANAGEMENT      OTHER        FUND         FEE           FUND
                                            FEES        EXPENSES    EXPENSES     WAIVERS       EXPENSES
                                         ----------     --------    --------     -------       --------
     Money Market                           0.19%        0.31%       0.50%          0.00%        0.50%
     Limited Maturity Bond                  0.30%        0.30%       0.60%          0.00%        0.60%
     Quality Bond                           0.33%        0.29%       0.62%          0.00%        0.62%
     High Yield Bond                        0.50%        0.36%       0.86%          0.00%        0.86%
     Flexibly Managed                       0.60%        0.26%       0.86%          0.00%        0.86%
     Growth Equity                          0.65%        0.32%       0.97%          0.00%        0.97%(1)
     Large Cap Value                        0.60%        0.30%       0.90%          0.00%        0.90%(1)
     Large Cap Growth                       0.55%        0.72%       1.27%          0.27%(2)     1.00%
     Index 500                              0.07%        0.31%       0.38%          0.00%        0.38%(5)
     Mid Cap Growth                         0.70%        0.35%       1.05%          0.05%(2)     1.00%(1)
     Mid Cap Value                          0.55%        0.31%       0.86%          0.00%        0.86%(1)
     Strategic Value                        0.72%        0.54%       1.26%          0.01%(3)     1.25%
     Emerging Growth                        0.74%        0.35%       1.09%          0.00%        1.09%
     Small Cap Value                        0.85%        0.34%       1.19%          0.04%(4)     1.15%
     International Equity                   0.85%        0.34%       1.19%          0.00%        1.19%(1)
     REIT                                   0.70%        0.64%       1.34%          0.09%(3)     1.25%

----------

Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2003.

(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:



                 Growth Equity                         0.94%
                 Large Cap Value                       0.86%
                 Mid Cap Growth                        0.88%
                 Mid Cap Value                         0.84%
                 International Equity                  1.15%



(2) The Administrative and Corporate Services Agent has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrative and Corporate Services Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(3) The Administrative and Corporate Services Agent has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrative and Corporate Services Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.25% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(4) The Adviser has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.15% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(5) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.25%. It is anticipated that the Agent will continue this voluntary fee waiver in effect through July 31, 2004. Thereafter, the Agent will voluntarily waive fees and reimburse expenses to the extent total operating expenses exceed 0.35%. The Agent may change or eliminate all or part of these voluntary waivers at any time.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                      MANAGEMENT/
                                    ADMINISTRATION        OTHER           TOTAL FUND
                                         FEES            EXPENSES          EXPENSES
                                    --------------    --------------    --------------
Balanced                                 0.85%             0.27%             1.12%


----------

(a)  These expenses are for the fiscal year ended December 31, 2003.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                      MANAGEMENT          OTHER           TOTAL FUND
                                         FEE             EXPENSES          EXPENSES
                                    --------------    --------------    --------------
Equity-Income                            0.48%             0.09%             0.57%
Growth                                   0.58%             0.09%             0.67%

----------

(a) These expenses are for the fiscal year ended December 31, 2003. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.64% for the Growth Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                      MANAGEMENT          OTHER           TOTAL FUND
                                         FEE             EXPENSES          EXPENSES
                                    --------------    --------------    --------------
Asset Manager                            0.53%             0.10%             0.63%

----------

(a) These expenses are for the fiscal year ended December 31, 2003. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.62%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                      MANAGEMENT          OTHER           TOTAL FUND
                                         FEE             EXPENSES          EXPENSES
                                    --------------    --------------    --------------
Emerging Markets Equity
  (International)                        1.25%             0.62%             1.87%(b)


----------

(a)  These expenses are for the fiscal year ended December 31, 2003.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.12% by the Fund's adviser were 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


        Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Policy. Your expenses include Policy expenses and the expenses of the Funds that you select. The prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. accompany this prospectus. These prospectuses contain additional information regarding these Funds' expenses.

                              QUESTIONS AND ANSWERS

        This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.


QUESTION                                                                          PAGE
What Is the Policy?                                                                 19

Who Owns the Policy?                                                                19

What Payments Must I Make Under the Policy?                                         20

How Are Amounts Credited to the Separate Account?                                   22

How Much Life Insurance Does the Policy Provide?                                    22

Can I Change Insurance Coverage Under the Policy?                                   23

What Is the Value Of My Policy?                                                     24

How Can I Change the Policy's Investment Allocations?                               25

What Are the Fees And Charges Under the Policy?                                     26

What Are the Supplemental Benefit Riders That I Can Buy?                            30

What Is A Policy Loan?                                                              34

How Can I Withdraw Money From the Policy?                                           34

Can I Choose Different Payout Options Under the Policy?                             35

How Is the Policy Treated Under Federal Income Tax Law?                             36

Are There Other Charges That Penn Mutual Could Deduct In the Future?                39

How Do I Communicate With Penn Mutual?                                              39

What Is the Timing Of Transactions Under the Policy?                                40

How Does Penn Mutual Communicate With Me?                                           41

Do I Have the Right to Cancel the Policy?                                           41

WHAT IS THE POLICY?

        The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance, but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your Policy value to subaccounts of the Separate Account (which hold shares of the funds listed on the first page of this prospectus) and to a fixed interest account where the value will accumulate interest.

        You will have several options under the Policy. Here are some major ones:

        -    Determine when and how much you pay to us

        - Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

        -    Borrow money

        -    Change the beneficiary

        -    Change the amount of insurance protection

        -    Change the death benefit option you have selected

        - Surrender or partially surrender your Policy for all or part of its net cash surrender value

        - Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

        Most of these options are subject to limits that are explained later in this prospectus.

        If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the Policy date after we accept the application.

        The maturity date of a Policy is the Policy anniversary nearest the insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the Policy value less any Policy loan on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net Policy value.

WHO OWNS THE POLICY?

        You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST I MAKE UNDER THE POLICY?

PREMIUM PAYMENTS

        Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

        Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

        We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium\Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

        If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a "modified endowment policy" under the Code; you could incur a penalty on the amount you take out of a "modified endowment policy." We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

PLANNED PREMIUMS

        The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay Policy charges. See THREE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

        If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

        We will also accept premiums:

        -    by wire or by exchange from another insurance company,

        - via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

        - if we agree to it, through a salary deduction plan with your employer.

        You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE YEAR NO-LAPSE FEATURE

        Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

               (a) the total premiums you have paid, less any partial surrenders you made, equal or exceeds

               (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

        If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

        The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

        The three year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? in this prospectus.

LAPSE AND REINSTATEMENT


        If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.


        If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loans.

        If the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT

        If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW ARE AMOUNTS CREDITED TO THE SEPARATE ACCOUNT?


        From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the initial net premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).


        When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period.


        For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established, and is valued each day shares of the fund held in the subaccount are valued (normally as of the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.


        The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is found by dividing (a) by (b), where

        (a) is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the "ex-dividend date" occurs in the valuation period;

        and

        (b) is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?

        In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $50,000 ($100,000 ages 71 to 85).

DEATH BENEFIT OPTIONS

        When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

     - Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

     - Option 2 - The death benefit is the greater of (a) the specified amount of insurance PLUS your policy value on the date of death, or (b) the "applicable percentage" of the policy value on the date of the insured's death.

        The "applicable percentages" depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the "applicable percentage" is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100. For the Cash Value Accumulation Test, the "applicable percentages" will vary by attained age and the insurance risk characteristics. Tables showing "applicable percentages" are included in Appendix B.

        If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

        Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY?

CHANGE OF DEATH BENEFIT OPTION

        You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

        - after the change, the specified amount of insurance must be at least $50,000;

        - no change may be made in the first policy year and no more than one change may be made in any policy year; and

        - if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

        You may increase the specified amount of insurance, subject to the following conditions:

        - you must submit an application along with evidence of insurability acceptable to Penn Mutual;

        - you must return your policy so we can amend it to reflect the increase;

        -      any increase in the specified amount must be at least $10,000;
               and

        - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

        If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

        You may decrease the specified amount of insurance, subject to the following conditions:

        -      no change may be made in the first policy year;

        - no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

        - no decrease may be made within one year of an increase in the specified amount; and

        - any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

EXCHANGE OF POLICIES

        For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider. See WHAT ARE THE SUPPLEMENTAL BENEFITS THAT I CAN BUY? - SUPPLEMENTAL EXCHANGE AGREEMENT in this prospectus.

TAX CONSEQUENCES OF CHANGING INSURANCE COVERAGE

        See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

WHAT IS THE VALUE OF MY POLICY?

        Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

        The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

        At any time, your policy value is equal to:


        -      the net premiums you have paid;

        - plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account;

        - plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option;

        -      minus policy charges we deduct; and


        -      minus partial surrenders you have made.

        If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? in this prospectus.

HOW CAN I CHANGE THE POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

        You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

        You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

        - the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

        - if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

        -      we may defer transfers under certain conditions;

        -      transfers may not be made during the free look period;

        - transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year;

        - the maximum amount that may be transferred out of the fixed interest option is limited to the greater of $5,000 or 25% of the accumulated value of the fixed interest option; and

        - the amount that may be transferred excludes any amount held in the policy loan account.


        The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.


DOLLAR COST AVERAGING


        This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

DOLLAR COST AVERAGING ACCOUNT - TWELVE-MONTH FIXED ACCOUNT

        This program allows you to allocate all or a portion of a premium payment to the twelve-month dollar cost averaging fixed account, where it is automatically re-allocated each month to one or more of the variable investment options that you select. Premium payments may be allocated to the account at any time. The amount you allocate to the twelve-month dollar cost averaging fixed account will earn interest for a twelve-month period at a rate we declare monthly. In addition, you are permitted to take loans on or withdraw money from the funds available in the account. The account operates on a twelve-month cycle beginning on the 15th of the month following your allocation of a premium payment to the account. Thereafter, on the 15th of each month during the cycle, an amount is transferred from the account to the variable investment option(s) you selected. The account terminates when the Policy lapses or is surrendered, on the death of the insured, at the end of the twelve-month cycle or at your request. Upon termination of the account, all funds in the account are allocated to other investment options based upon your instructions.

        The purposes and benefits of the program are similar to the money market account dollar cost averaging program offered under the Policy. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. No more than one dollar cost averaging program may be in effect at any one time.


ASSET REBALANCING


        This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have one of the dollar cost averaging programs in effect, the portion of your policy value in either of the dollar cost averaging accounts may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.


WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

- Premium Charge - 7.5% (currently reduced to 5.0% of all premiums paid) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4% (currently reduced to 1.5% of all premiums paid) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.

MONTHLY DEDUCTIONS


- Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age, policy duration, and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco, preferred tobacco, non-tobacco, preferred non-tobacco or preferred plus non-tobacco rate class. We may also place certain people in a rate class involving a higher mortality risk than the tobacco class (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco rates. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options. You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account). Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.

- Administrative Charge - A monthly charge to help cover our administrative costs. This charge is a flat dollar charge of up to $9 (currently, the flat charge is $8 - we will notify you in advance if we change our current rates). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. We do not anticipate making any profit from this charge. In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options. You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account). Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.


- Mortality and Expense Risk Charge - A monthly charge to cover mortality and expense risks. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration. We will notify you in advance if we change our current rates. We may realize a profit from the charges, and if we do, it will become part of our surplus.

        This charge has two parts:


        (1) Mortality and Expense Risk Face Amount Charge. For the first 120 months after the policy date we will deduct the charge based on the initial specified amount of insurance, and for the first 120 months after any increase in the specified amount we will deduct the charge based on the increase. The charge is equal to the current rate stated in Appendix C to this prospectus times each $1,000 of the initial and the increased specified amount of insurance. The charge varies with the issue age of the insured or the age of the insured on the effective date of the increase. Current and guaranteed rates for the specified amount component are shown in Appendix C. In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options. You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account). Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.


        (2) Mortality and Expense Risk Asset Charge. The current charge is equivalent to an annual effective rate of 0.45% of the first $50,000 of policy value, plus an annual rate of 0.15% of the policy value in excess of $50,000. The guaranteed charge is equivalent to an annual effective rate of 0.60% of the first $50,000 of policy value, plus an annual rate of 0.30% of the policy value in excess of $50,000. The charges are deducted pro-rata from your variable investment accounts.

- Optional Supplemental Benefit Charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

TRANSFER CHARGE

        We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

        If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

        With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

        (a) = 25% of the lesser of (i) the sum of all premiums paid and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

        (b) = an administrative charge based on the initial amount of insurance and the insured's age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and


        (c) = the applicable surrender factor from the table below in which the policy year is determined.

        With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

        (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of increase in specified amount of insurance); and

        (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

          SURRENDER DURING POLICY YEAR                               SURRENDER FACTOR
        -----------------------------------------------------------------------------
                1st through 7th                                            1.00
                      8th                                                  0.80
                      9th                                                  0.60
                      10th                                                 0.40
                      11th                                                 0.20
                 12th and later                                            0.00

     If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests.

     If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

     We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

        If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

REDUCTION OF CHARGES

        This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

        We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

        Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?

        We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy.

ACCIDENTAL DEATH BENEFIT

        This Agreement provides an additional death benefit if the insured's death results from accidental causes as defined in the Agreement. This Agreement is not available to all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured. The benefits provided under the Agreement are subject to the provisions in the Agreement.

ADDITIONAL INSURED TERM INSURANCE AGREEMENT

        This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life or endowment policy without evidence of insurability.

        Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

BUSINESS ACCOUNTING BENEFIT


        This Agreement provides enhanced early year cash surrender values for policies sold in certain limited corporate markets and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all surrender charges. To be eligible for this Agreement (i) Policies must be corporate owned, (ii) the corporation must be at least a partial beneficiary, and (iii) the Policies must be in support of a corporate sponsored non-qualified deferred compensation plan with a minimum of five insureds under the plan. Under this Agreement, during the first eleven Policy years we will deduct a monthly charge of up to $0.03 per $1,000 of original specified amount of insurance and a monthly charge of up to $0.03 per $1,000 of increases in the specified amount of insurance during the first eleven Policy years after the increase. Decreases in coverage do not affect the charge for this Agreement. The $0.03 per $1,000 charge will continue to be applied based on the higher original and/or increased specified amount. This charge will be included in the no-lapse premium calculation. If the Agreement is terminated by the owner of the Policy, the Agreement is terminated with respect to insurance coverages provided under the Policy and all applicable surrender charges would resume. The benefits provided under the Agreement are subject to all provisions of the Agreement.


CHILDREN'S TERM INSURANCE AGREEMENT

        This Agreement provides term insurance on one or more children of the owner of the Policy in amounts specified in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child's twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child's twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

        Under the Agreement, we will deduct a cost of insurance charge. The cost of insurance charge will be based on the attained age, gender and rate class of the insured child. The cost of insurance rate will not exceed the rate set forth in the Additional Policy Specifications of the Policy. The benefits provided by the Agreement are subject to the provisions in the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION

        This Agreement provides a waiver of the monthly deductions from the value of the Policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured's sixty-fifth birthday. The benefits provided under this Agreement are subject to the provisions of the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT AGREEMENT

        This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The benefits are subject to the provisions in the Agreement.

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GUARANTEED CONTINUATION OF POLICY

        This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the "total guaranteed continuation of policy premium." The "total guaranteed continuation of policy premium" is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the Policy. If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the "total guaranteed continuation of policy premium" is the stipulated premium defined in that Agreement. While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. This benefit is subject to the provisions in the Agreement.

GUARANTEED OPTION TO EXTEND MATURITY DATE

        This Agreement provides the owner of the Policy with an option to continue the insurance past the maturity date stated in the Policy without evidence of insurability. During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse. Although the Agreement extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy (other than the Supplemental Term Insurance Agreement). The cost of insurance charge for this Agreement is based on the attained age and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The option to extend the maturity date is subject to the provisions in the Agreement.

GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT

        This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured's birthday at ages 22, 25, 28, 31, 34, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. This option is subject to the provisions in the Agreement.

RETURN OF PREMIUM TERM INSURANCE

        This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthiversary less any amount credited to the Policy under a waiver of premium or waiver of monthly deductions agreement. The cost of insurance charge for this Agreement include the cost of insurance charge for the term insurance provided under the Agreement and the cost of insurance charge for a waiver of monthly deductions if a Waiver of Monthly Deduction Agreement is attached. The cost of insurance rates for the Agreement are based on the age, gender and rate class of the insured. The rates will not exceed the rates shown for this Agreement in the Additional Policy Specifications in the Policy. The term insurance provided under the Agreement is subject to the provisions of the Agreement.

SUPPLEMENTAL TERM INSURANCE AGREEMENT


        This Agreement adds term insurance to the death benefit provided under the Policy. The Agreement modifies the death benefit options (as provided in the Policy) as follows.

        Option 1 - The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the Agreement or (b) the "applicable percentage" of the policy value on the date of the insured's death.

        Option 2 - The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the Agreement and the policy value on the date of the insured's death or (b) the "applicable percentage" of the policy value on the date of the insured's death.

Additional information on the death benefit options may be found under HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus.

        The amount of term insurance added by the Agreement may, upon written application and receipt by us of satisfactory evidence of insurability, be increased by no less than $5,000.

        The monthly deductions under the Policy may include a mortality and expense risk face amount charge applied to the amount of term insurance added to the Policy by the Agreement. We are not currently applying the charge to term insurance added by the Agreement, but may do so in the future. If a mortality and expense risk face amount charge is applied to term insurance added by the Agreement, it will not exceed the charges shown in the Additional Policy Specifications in the Policy. Guaranteed maximum mortality and expense risk face amount charges for term insurance added by the Agreement are shown in Appendix D.

        The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

        It may be to your economic advantage to add life insurance protection to the Policy through the Agreement. The total current charges that you pay for your insurance will be less with term insurance added by the Agreement. It also should be noted, however, that the guaranteed maximum charges under the Policy will be higher with a portion of the insurance added by the Agreement than they would be if all of the insurance were provided under the base Policy.

SUPPLEMENTAL EXCHANGE AGREEMENT

        The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, the owner must surrender all rights in the Policy to be exchanged.

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GENERAL RULES AND LIMITATIONS

        Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

WHAT IS A POLICY LOAN?

        You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250.


        Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Account. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter (4.0% thereafter in New York). On a current basis, the special loan account will earn interest at 3.0% during the first ten policy years and 4.0% thereafter.


        You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

        If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

        The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

        If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.


HOW CAN I WITHDRAW MONEY FROM THE POLICY?


FULL SURRENDER

        You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value."

PARTIAL SURRENDER

        You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

        - the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

        -    no more than four partial surrenders may be made in a policy year;

        -    each partial surrender must be at least $250;


        - a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and


        - during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

        If you elect Death Benefit Option 1 (see HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus), a partial surrender may reduce your specific amount of insurance - by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

        Partial surrenders reduce the Policy value and net cash surrender value by the amount of the partial surrender.

        Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER THE POLICY?

CHOOSING A PAYOUT OPTION

        You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

        You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT OF CHOOSING A PAYMENT OPTION

        There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW?

        Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy are generally treated as first the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income. Amounts borrowed under the policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code").

        To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

        If it is subsequently determined that the Policy does not satisfy
Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

        Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

        The IRS has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

IRC QUALIFICATION

        Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

        - Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

        - Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

        The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

        The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

MODIFIED ENDOWMENT CONTRACTS

        The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

        Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

        All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

        The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

        Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

POLICY LOAN INTEREST

        Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

        Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE

        The Guaranteed Option to Extend Maturity Date that we offer allows the Policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.


OTHER TAX CONSIDERATIONS

        The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

        The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.


        The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.


ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

        We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

        Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

        You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania, 19044.

        Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

        -    policy loans in excess of $25,000, and full and partial surrenders;

        -    change of death benefit option;

        -    changes in specified amount of insurance;

        -    change of beneficiary;

        -    election of payment option for Policy proceeds; and

        -    tax withholding elections.

        You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.


        We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.


TELEPHONE TRANSACTIONS

        You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

        Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account (normally at 4:00 p.m. Eastern Time and ending at the close of the next succeeding business day of the New York Stock Exchange). Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. Death benefits will be based on values as of the date of death.

        We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

        Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

        We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

        We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

        At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

DO I HAVE THE RIGHT TO CANCEL THE POLICY?

        You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

        In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

        In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

                     THE PENN MUTUAL LIFE INSURANCE COMPANY


        Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuities in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.


                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

        We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

        Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

        Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

        If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

                      VOTING SHARES OF THE INVESTMENT FUNDS

        We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

        To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.


        We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.


                              INDEPENDENT AUDITORS


        Ernst & Young, LLP serves as independent auditors for Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

                                  LEGAL MATTERS

        Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

                              FINANCIAL STATEMENTS


        The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in a statement of addition information, which may be obtained from The Penn Mutual Life Insurance Company,
Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

APPENDIX A

                         SAMPLE MINIMUM INITIAL PREMIUMS

   The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

         ISSUE AGE                                         MINIMUM INITIAL
        OF INSURED   SEX OF INSURED   BASE DEATH BENEFIT       PREMIUM
        ------------------------------------------------------------------
            25              M         $           50,000   $           303
            30              F         $           75,000   $           426
            35              M         $           75,000   $           484
            40              F         $          100,000   $           712
            45              M         $          100,000   $           897
            50              F         $          100,000   $         1,018
            55              M         $          100,000   $         1,369
            60              F         $           75,000   $         1,227
            65              M         $           75,000   $         1,941
            70              F         $           50,000   $         1,593

APPENDIX B

   APPLICABLE PERCENTAGES UNDER THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

ATTAINED             ATTAINED             ATTAINED             ATTAINED             ATTAINED
   AGE        %         AGE        %         AGE        %         AGE        %         AGE        %
--------   ------    --------   ------    --------   ------    --------   ------    --------   ------
  0-40        250%      51         178%      62         126%      73         109%      84         105%
   41         243%      52         171%      63         124%      74         107%      85         105%
   42         236%      53         164%      64         122%      75         105%      86         105%
   43         229%      54         157%      65         120%      76         105%      87         105%
   44         222%      55         150%      66         119%      77         105%      88         105%
   45         215%      56         146%      67         118%      78         105%      89         105%
   46         209%      57         142%      68         117%      79         105%      90         105%
   47         203%      58         138%      69         116%      80         105%      91         104%
   48         197%      59         134%      70         115%      81         105%      92         103%
   49         191%      60         130%      71         113%      82         105%      93         102%
   50         185%      61         128%      72         111%      83         105%     94-99       101%

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST

                                MALE NON-TOBACCO

ATTAINED             ATTAINED             ATTAINED             ATTAINED             ATTAINED
   AGE        %         AGE        %         AGE        %         AGE        %         AGE        %
--------   ------    --------   ------    --------   ------    --------   ------    --------   ------
  0-19        N/A       36      417.61%      53      240.32%      69      156.24%       85     119.81%
   20      699.48%      37      403.76%      54      233.12%      70      152.83%       86     118.55%
   21      679.26%      38      390.40%      55      226.22%      71      149.57%       87     117.38%
   22      659.36%      39      377.52%      56      219.61%      72      146.49%       88     116.28%
   23      639.73%      40      365.11%      57      213.30%      73      143.58%       89     115.23%
   24      620.39%      41      353.15%      58      207.25%      74      140.85%       90     114.21%
   25      601.33%      42      341.65%      59      201.45%      75      138.30%       91     113.20%
   26      582.53%      43      330.57%      60      195.91%      76      135.91%       92     112.17%
   27      564.06%      44      319.91%      61      190.60%      77      133.67%       93     111.08%
   28      545.97%      45      309.63%      62      185.53%      78      131.57%       94     109.92%
   29      528.29%      46      299.75%      63      180.70%      79      129.58%       95     108.65%
   30      511.04%      47      290.24%      64      176.09%      80      127.70%       96     107.27%
   31      494.24%      48      281.10%      65      171.71%      81      125.91%       97     105.80%
   32      477.93%      49      272.29%      66      167.55%      82      124.22%       98     104.25%
   33      462.11%      50      263.82%      67      163.60%      83      122.64%       99     102.60%
   34      446.78%      51      255.67%      68      159.83%      84      121.17%      100     100.00%
   35      431.94%      52      247.84%

                               FEMALE NON-TOBACCO

ATTAINED             ATTAINED             ATTAINED             ATTAINED             ATTAINED
   AGE        %         AGE        %         AGE        %         AGE        %         AGE        %
--------   ------    --------   ------    --------   ------    --------   ------    --------   ------
  0-19        N/A       36      468.31%      53      270.97%      69      171.23%       85     122.77%
   20      796.54%      37      452.83%      54      262.85%      70      166.87%       86     121.08%
   21      771.20%      38      437.93%      55      255.03%      71      162.66%       87     119.50%
   22      746.54%      39      423.58%      56      247.50%      72      158.63%       88     118.03%
   23      722.57%      40      409.78%      57      240.24%      73      154.80%       89     116.64%
   24      699.24%      41      396.51%      58      233.24%      74      151.16%       90     115.32%
   25      676.63%      42      383.77%      59      226.46%      75      147.74%       91     114.03%
   26      654.62%      43      371.51%      60      219.89%      76      144.52%       92     112.76%
   27      633.28%      44      359.71%      61      213.54%      77      141.49%       93     111.49%
   28      612.56%      45      348.34%      62      207.41%      78      138.64%       94     110.17%
   29      592.47%      46      337.38%      63      201.52%      79      135.95%       95     108.79%
   30      572.99%      47      326.82%      64      195.89%      80      133.39%       96     107.34%
   31      554.12%      48      316.63%      65      190.51%      81      130.98%       97     105.82%
   32      535.83%      49      306.81%      66      185.37%      82      128.71%       98     104.26%
   33      518.10%      50      297.34%      67      180.47%      83      126.58%       99     102.60%
   34      500.93%      51      288.22%      68      175.76%      84      124.60%      100     100.00%
   35      484.36%      52      279.43%

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST

                                  MALE TOBACCO

ATTAINED             ATTAINED             ATTAINED             ATTAINED             ATTAINED
   AGE        %         AGE        %         AGE        %         AGE        %         AGE        %
--------   ------    --------   ------    --------   ------    --------   ------    --------   ------
  0-19        N/A       36      342.96%      53      206.34%      69      144.93%       85     118.30%
   20      567.36%      37      331.98%      54      201.00%      70      142.45%       86     117.35%
   21      551.35%      38      321.41%      55      195.91%      71      140.09%       87     116.44%
   22      535.65%      39      311.26%      56      191.05%      72      137.84%       88     115.56%
   23      520.14%      40      301.52%      57      186.43%      73      135.71%       89     114.71%
   24      504.81%      41      292.18%      58      182.01%      74      133.71%       90     113.85%
   25      489.67%      42      283.23%      59      177.78%      75      131.84%       91     112.97%
   26      474.70%      43      274.66%      60      173.72%      76      130.10%       92     112.04%
   27      459.94%      44      266.46%      61      169.84%      77      128.48%       93     111.02%
   28      445.46%      45      258.59%      62      166.14%      78      126.96%       94     109.89%
   29      431.30%      46      251.07%      63      162.61%      79      125.52%       95     108.65%
   30      417.48%      47      243.85%      64      159.26%      80      124.15%       96     107.27%
   31      404.05%      48      236.93%      65      156.08%      81      122.84%       97     105.80%
   32      391.02%      49      230.29%      66      153.08%      82      121.59%       98     104.25%
   33      378.39%      50      223.92%      67      150.23%      83      120.42%       99     102.60%
   34      366.17%      51      217.79%      68      147.52%      84      119.32%      100     100.00%
   35      354.36%      52      211.94%

                                 FEMALE TOBACCO

ATTAINED             ATTAINED             ATTAINED             ATTAINED             ATTAINED
   AGE        %         AGE        %         AGE        %         AGE        %         AGE        %
--------   ------    --------   ------    --------   ------    --------   ------    --------   ------
  0-19        N/A       36      413.45%      53      247.46%      69      163.93%       85     121.86%
   20      700.22%      37      400.10%      54      240.74%      70      160.19%       86     120.34%
   21      677.90%      38      387.29%      55      234.28%      71      156.56%       87     118.94%
   22      656.20%      39      375.01%      56      228.06%      72      153.07%       88     117.61%
   23      635.13%      40      363.24%      57      222.06%      73      149.74%       89     116.35%
   24      614.65%      41      351.98%      58      216.25%      74      146.59%       90     125.11%
   25      594.81%      42      341.22%      59      210.60%      75      143.63%       91     113.90%
   26      575.52%      43      330.93%      60      205.10%      76      140.85%       92     112.70%
   27      556.84%      44      321.06%      61      199.75%      77      138.24%       93     111.46%
   28      538.74%      45      311.58%      62      194.58%      78      135.78%       94     110.17%
   29      521.19%      46      302.46%      63      189.59%      79      133.44%       95     108.79%
   30      504.21%      47      293.69%      64      184.82%      80      131.22%       96     107.34%
   31      487.80%      48      285.25%      65      180.27%      81      129.11%       97     105.82%
   32      471.91%      49      277.11%      66      175.93%      82      127.12%       98     104.26%
   33      456.54%      50      269.27%      67      171.78%      83      125.23%       99     102.60%
   34      441.67%      51      261.73%      68      167.79%      84      123.48%      100     100.00%
   35      427.33%      52      254.46%

APPENDIX C

                  MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
                 CURRENT RATES PER $1,000 OF INITIAL FACE AMOUNT

             NON-TOBACCO                        TOBACCO

ISSUE AGE    MALE    FEMALE   UNISEX    MALE    FEMALE   UNISEX
    5        0.07     0.06     0.06     0.07     0.06     0.06
   10        0.07     0.06     0.06     0.07     0.06     0.06
   15        0.08     0.07     0.08     0.08     0.07     0.08
   20        0.07     0.07     0.07     0.09     0.08     0.09
   25        0.08     0.08     0.08     0.10     0.09     0.10
   30        0.09     0.09     0.09     0.11     0.10     0.11
   35        0.10     0.09     0.10     0.12     0.10     0.12
   40        0.12     0.11     0.11     0.13     0.12     0.13
   45        0.13     0.12     0.13     0.14     0.13     0.14
   50        0.15     0.14     0.14     0.16     0.15     0.16
   55        0.16     0.15     0.16     0.18     0.16     0.18
   60        0.18     0.16     0.18     0.20     0.18     0.20
   65        0.20     0.17     0.19     0.22     0.20     0.22
   70        0.22     0.20     0.21     0.24     0.22     0.23
   75        0.23     0.22     0.23     0.25     0.23     0.25
   80        0.25     0.24     0.25     0.27     0.25     0.26
   85        0.27     0.25     0.27     0.28     0.26     0.28

Representative figures shown. For issue ages not listed, please ask your registered representative.

                  MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
               GUARANTEED RATES PER $1,000 OF INITIAL FACE AMOUNT

             NON-TOBACCO                        TOBACCO

ISSUE AGE    MALE    FEMALE   UNISEX    MALE    FEMALE   UNISEX
    5        0.08     0.07     0.08     0.08     0.07     0.08
   10        0.08     0.07     0.08     0.08     0.07     0.08
   15        0.10     0.08     0.09     0.10     0.08     0.09
   20        0.08     0.07     0.08     0.10     0.08     0.10
   25        0.10     0.09     0.09     0.12     0.10     0.11
   30        0.10     0.09     0.10     0.13     0.10     0.13
   35        0.13     0.11     0.12     0.16     0.13     0.15
   40        0.15     0.13     0.14     0.19     0.15     0.18
   45        0.18     0.15     0.17     0.23     0.17     0.22
   50        0.22     0.18     0.21     0.28     0.21     0.27
   55        0.28     0.23     0.27     0.29     0.26     0.29
   60        0.29     0.28     0.29     0.29     0.29     0.29
   65        0.29     0.29     0.29     0.29     0.29     0.29
   70        0.29     0.29     0.29     0.29     0.29     0.29
   75        0.29     0.29     0.29     0.29     0.29     0.29
   80        0.29     0.29     0.29     0.29     0.29     0.29
   85        0.29     0.29     0.29     0.29     0.29     0.29

Representative figures shown. For issue ages not listed, please ask your registered representative.

APPENDIX D

                  MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
              GUARANTEED RATES PER $1,000 OF TERM INSURANCE BENEFIT
                        SUPPLEMENTAL TERM INSURANCE RIDER


             NON-TOBACCO                        TOBACCO

ISSUE AGE    MALE    FEMALE   UNISEX    MALE    FEMALE   UNISEX
    5        0.13     0.12     0.13     0.13     0.12     0.13
   10        0.13     0.12     0.13     0.13     0.12     0.13
   15        0.15     0.13     0.14     0.15     0.13     0.14
   20        0.13     0.12     0.13     0.15     0.13     0.15
   25        0.15     0.14     0.14     0.17     0.15     0.16
   30        0.15     0.14     0.15     0.18     0.15     0.18
   35        0.18     0.16     0.17     0.21     0.18     0.20
   40        0.20     0.18     0.19     0.24     0.20     0.23
   45        0.23     0.20     0.22     0.28     0.22     0.27
   50        0.27     0.23     0.26     0.33     0.26     0.32
   55        0.33     0.28     0.32     0.34     0.31     0.34
   60        0.34     0.33     0.34     0.34     0.34     0.34
   65        0.34     0.34     0.34     0.34     0.34     0.34
   70        0.34     0.34     0.34     0.34     0.34     0.34
   75        0.34     0.34     0.34     0.34     0.34     0.34
   80        0.34     0.34     0.34     0.34     0.34     0.34
   85        0.34     0.34     0.34     0.34     0.34     0.34

Representative figures shown. For issue ages not listed, please ask your registered representative.

                       STATEMENT OF ADDITIONAL INFORMATION


        A free copy of the Statement of Additional Information ("SAI"), dated May 1, 2004, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


        In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.

        Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-942-8090); (2) on-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.


Penn Mutual Variable Life Account I's Investment Company Act registration number is 811-05006.

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                         CORNERSTONE VUL II, III and IV
                each a flexible premium adjustable variable life
                   insurance policy issued by THE PENN MUTUAL
                             LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650


                                   May 1, 2004

        This Statement of Additional Information is not a prospectus. It should be read in conjunction with our Cornerstone VUL II, III and IV prospectuses dated May 1, 2004. A copy of the prospectus for each Policy is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - C3P, Philadelphia, PA, 19172. Or, you may call, toll free, 1-800-523-0650.


                                Table of Contents

        Federal Income Tax Considerations                                    2
        Sale of Policies                                                     5
        Performance Information                                              6
        Financial Statements                                                 6

FEDERAL INCOME TAX CONSIDERATIONS

        The following summary provides a general description of the Federal income tax considerations associated with each Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.


TAX STATUS OF EACH POLICY

        To qualify as a life insurance contract for federal income tax purposes, a Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of a Policy offered in its prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that a Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.


        If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

        Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for a Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.


        The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the contracts may need to be modified to comply with them.


IRC QUALIFICATION

        For a Policy to be treated as a life insurance contract under the Internal Revenue Code, it must pass ONE of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test.

At the time of issuance of a Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

        - Cash Value Accumulation Test - Under the terms of a Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

        - Guideline Premium/Cash Value Corridor Test - A Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under a Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

        The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under a Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

        The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under a Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

        The following discussion assumes that a Policy qualifies as a life insurance contract for federal income tax purposes.

        We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance Policy for Federal income tax purposes. Thus, the death benefit under a Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

MODIFIED ENDOWMENT CONTRACTS

        The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.


        Due to a Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if a Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause a Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium

(with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.


        All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code.


        The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause a Policy to be treated as a modified endowment contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS


        Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary.


DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS


        Distributions from a Policy that is not classified as a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in a Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in a Policy) under rules prescribed in Section 7702.

        Loans from, or secured by, a Policy that is not classified as a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

        Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not classified as a modified endowment contract are subject to the 10 percent additional tax.


POLICY LOAN INTEREST


        Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a competent tax advisor before deducting any interest paid in respect of a policy loan.


INVESTMENT IN A POLICY

        Investment in a Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE


        The Guaranteed Option to Extend Maturity Date that we offer allows the policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.


OTHER TAX CONSIDERATIONS

        The transfer of a Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of a Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.


         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax advisor for specific information in connection with these taxes.


SALE OF THE POLICIES

        Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies on a continuous basis. HTK, located at 600 Dresher Road, Suite 4C, Horsham, Pennsylvania 19044, was organized as a Pennsylvania corporation on March 13, 1969. The offering is on a continuous basis. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.


        Each Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. A Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums of sales (up to 50% for a VUL II policy), 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

        With respect to VUL IV Policies, Penn Mutual compensated HTK in the approximate amounts of $145,773, $321,349 and $245,324 for the period March 1, 2001 (first month Policy was offered) to December 31, 2001 and for the years ending December 31, 2002 and 2003, respectively, for its services as principal underwriter.

        With respect to VUL III Policies, Penn Mutual compensated HTK in the approximate amounts of $251,483, $68,665 and $33,933 for the years ending December 31, 2001, 2002 and 2003, respectively, for its services as principal underwriter.

        With respect to VUL II Policies, Penn Mutual compensated HTK in the approximate amounts of $34,259, $28,185 and $23,625 for the years ending December 31, 2001, 2002 and 2003, respectively, for its services as principal underwriter.


PERFORMANCE INFORMATION

        We provide performance information for the investment funds offered as investment options under a Policy. The performance information for the funds does not reflect expenses that apply to the Separate Account or the Policies. Inclusion of these charges would reduce the performance information.

FINANCIAL STATEMENTS


        The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear on the following pages. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                            MONEY           QUALITY         HIGH YIELD     GROWTH EQUITY
                                           TOTAL         MARKET FUND+      BOND FUND+       BOND FUND+         FUND+
                                       --------------   --------------   --------------   --------------   --------------
INVESTMENT IN FUND SHARES
Number of Shares                                            45,587,107        2,379,899        2,759,592        1,885,108
Cost                                   $  800,350,303   $   45,587,107   $   25,214,676   $   22,818,687   $   43,352,082

ASSETS:
Investments at market value            $  743,118,949   $   45,587,107   $   25,012,740   $   21,248,862   $   20,773,897

LIABILITIES:
Due to The Penn Mutual
   Life Insurance Company                      12,732              567              372              398              371
                                       --------------   --------------   --------------   --------------   --------------
NET ASSETS                             $  743,106,217   $   45,586,540   $   25,012,368   $   21,248,464   $   20,773,526
                                       ==============   ==============   ==============   ==============   ==============

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                            MONEY           QUALITY         HIGH YIELD     GROWTH EQUITY
                                           TOTAL         MARKET FUND+      BOND FUND+       BOND FUND+         FUND+
                                       --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS):
Dividends                              $    9,460,724   $      406,639   $    1,070,429   $    1,618,649   $        5,143
EXPENSE:
Mortality and expense risk charges          9,670,239        1,193,451          389,642          253,391          245,267
                                       --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                 (209,515)        (786,812)         680,787        1,365,258         (240,124)
                                       --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Realized gains (losses) from
   redemption of fund shares                  350,599                -           59,960          110,896         (375,671)
Realized gains distributions                4,671,062                -          342,861                -                -
                                       --------------   --------------   --------------   --------------   --------------

Net realized gains (losses)
   from investment transactions             5,021,661                -          402,821          110,896         (375,671)
Net change in unrealized
   appreciation (depreciation)
   of investments                         145,463,208                -          (58,645)       2,179,813        2,642,059
                                       --------------   --------------   --------------   --------------   --------------

Net realized and unrealized gains
  (losses) on investments                 150,484,869                -          344,176        2,290,709        2,266,388
                                       --------------   --------------   --------------   --------------   --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS    $  150,275,354   $     (786,812)  $    1,024,963   $    3,655,967   $    2,026,264
                                       ==============   ==============   ==============   ==============   ==============

+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                         LARGE CAP         FLEXIBLY                         SMALL CAP         EMERGING
                                           VALUE           MANAGED       INTERNATIONAL        VALUE            GROWTH
                                           FUND +           FUND+         EQUITY FUND+        FUND +           FUND+
                                       --------------   --------------   --------------   --------------   --------------
INVESTMENT IN FUND SHARES
Number of Shares                            3,275,648        5,363,346        2,909,620        2,381,120        2,114,396
Cost                                   $   61,324,371   $  104,290,681   $   48,263,765   $   32,651,264   $   53,607,985

ASSETS:
Investments at market value            $   57,618,653   $  126,789,499   $   40,472,819   $   43,336,390   $   36,959,649

LIABILITIES:
Due to The Penn Mutual
   Life Insurance Company                       1,101            2,319              787              747              660
                                       --------------   --------------   --------------   --------------   --------------
NET ASSETS                             $   57,617,552   $  126,787,180   $   40,472,032   $   43,335,643   $   36,958,989
                                       ==============   ==============   ==============   ==============   ==============

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                         LARGE CAP         FLEXIBLY                         SMALL CAP         EMERGING
                                           VALUE           MANAGED       INTERNATIONAL        VALUE            GROWTH
                                           FUND +           FUND+         EQUITY FUND+        FUND +           FUND+
                                       --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS):
Dividends                              $      817,324   $    2,202,179   $      222,796   $            -   $            -
EXPENSE:
Mortality and expense risk charges            636,798        1,611,993          355,449          486,787          386,642
                                       --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                  180,526          590,186         (132,653)        (486,787)        (386,642)
                                       --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Realized gains (losses) from
   redemption of fund shares                  (15,796)          42,833          133,379           97,314           37,478
Realized gains distributions                        -        1,451,974                -        2,281,302                -
                                       --------------   --------------   --------------   --------------   --------------

Net realized gains (losses)
   from investment transactions               (15,796)       1,494,807          133,379        2,378,616           37,478
Net change in unrealized
   appreciation (depreciation)
   of investments                          11,650,372       24,437,078        9,705,644       15,319,640       11,465,011
                                       --------------   --------------   --------------   --------------   --------------

Net realized and unrealized gains
  (losses) on investments                  11,634,576       25,931,885        9,839,023       17,698,256       11,502,489
                                       --------------   --------------   --------------   --------------   --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS    $   11,815,102   $   26,522,071   $    9,706,370   $   17,211,469   $   11,115,847
                                       ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                   LIMITED                           MID CAP          MID CAP         LARGE CAP        STRATEGIC
                                MATURITY BOND      INDEX 500          GROWTH           VALUE            GROWTH           VALUE
                                    FUND +           FUND +           FUND +           FUND +           FUND +           FUND +
                                --------------   --------------   --------------   --------------   --------------   --------------
INVESTMENT IN FUND SHARES
Number of Shares                       702,818       13,911,843        3,519,777        1,975,037          337,661          513,667
Cost                            $    7,398,063   $  120,015,794   $   27,459,660   $   20,771,379   $    3,121,618   $    4,689,611

ASSETS:
Investments at market value     $    7,428,791   $  106,703,834   $   22,280,186   $   25,774,234   $    3,555,571   $    5,429,457

LIABILITIES:
Due to The Penn Mutual Life
  Insurance Company                        115            1,516              353              470               39               83
                                --------------   --------------   --------------   --------------   --------------   --------------
 NET ASSETS                     $    7,428,676   $  106,702,318   $   22,279,833   $   25,773,764   $    3,555,532   $    5,429,374
                                ==============   ==============   ==============   ==============   ==============   ==============

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                   LIMITED                           MID CAP          MID CAP         LARGE CAP        STRATEGIC
                                MATURITY BOND      INDEX 500          GROWTH           VALUE            GROWTH           VALUE
                                    FUND +           FUND +           FUND +           FUND +           FUND +           FUND +
                                --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS):
Dividends                       $      287,987   $    1,312,883   $            -   $       81,516   $       10,571   $       20,828
EXPENSE:
Mortality and expense risk
  charges                              105,430        1,635,056          292,513          296,098           60,534           70,432
                                --------------   --------------   --------------   --------------   --------------   --------------

Net investment income (loss)           182,557         (322,173)        (292,513)        (214,582)         (49,963)         (49,604)
                                --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from
  redemption of fund shares             15,763          340,208           (8,909)           9,649           (2,104)           7,642
Realized gains distributions             5,820                -                -          473,378                -           36,165
                                --------------   --------------   --------------   --------------   --------------   --------------

Net realized gains (losses)
  from investment transactions          21,583          340,208           (8,909)         483,027           (2,104)          43,807
Net change in unrealized
  appreciation (depreciation)
  of investments                       (94,146)      21,317,710        6,520,312        6,058,669          459,398          981,852
                                --------------   --------------   --------------   --------------   --------------   --------------

Net realized and unrealized
  gains (losses) on
  investments                          (72,563)      21,657,918        6,511,403        6,541,696          457,294        1,025,659
                                --------------   --------------   --------------   --------------   --------------   --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                    $      109,994   $   21,335,745   $    6,218,890   $    6,327,114   $      407,331   $      976,055
                                ==============   ==============   ==============   ==============   ==============   ==============

+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                                                                                   EMERGING
                                    REIT         BALANCED     EQUITY INCOME      GROWTH      ASSET MANAGER       MARKETS EQUITY
                                   FUND +      PORTFOLIO++    PORTFOLIO+++    PORTFOLIO+++   PORTFOLIO+++    (INT'L) PORTFOLIO++++
                                ------------   ------------   -------------   ------------   -------------   ----------------------
INVESTMENT IN FUND SHARES
Number of Shares                     311,134      1,630,840       1,747,863      2,380,965         814,389                1,084,048
Cost                            $  3,166,226   $ 21,221,123   $  38,830,634   $ 93,799,126   $  12,673,822   $           10,092,629

ASSETS:
Investments at market value     $  3,587,380   $ 14,563,404   $  40,515,465   $ 73,905,147   $  11,776,066   $            9,799,798

LIABILITIES:
Due to The Penn Mutual Life
  Insurance Company                       43            241             774          1,379             214                      183
                                ------------   ------------   -------------   ------------   -------------   ----------------------
NET ASSETS                      $  3,587,337   $ 14,563,163   $  40,514,691   $ 73,903,768   $  11,775,852   $            9,799,615
                                ============   ============   =============   ============   =============   ======================

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                   EMERGING
                                    REIT         BALANCED     EQUITY INCOME     GROWTH       ASSET MANAGER      MARKETS EQUITY
                                   FUND +      PORTFOLIO++    PORTFOLIO+++    PORTFOLIO+++   PORTFOLIO+++    (INT'L) PORTFOLIO++++
                                ------------   ------------   -------------   ------------   -------------   ----------------------
NET INVESTMENT INCOME (LOSS):
Dividends                       $    103,326   $    234,687   $     567,176   $    154,472   $     344,119   $                    -
EXPENSE:
Mortality and expense risk
  charges                             50,386        188,784         435,689        756,394         130,105                   89,398
                                ------------   ------------   -------------   ------------   -------------   ----------------------

Net investment income (loss)          52,940         45,903         131,487       (601,922)        214,014                  (89,398)
                                ------------   ------------   -------------   ------------   -------------   ----------------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from
  redemption of fund shares            5,288        (28,895)         41,999       (146,070)         22,038                    3,597
Realized gains distributions          79,562              -               -              -               -                        -
                                ------------   ------------   -------------   ------------   -------------   ----------------------

Net realized gains (losses)
  from investment transactions        84,850        (28,895)         41,999       (146,070)         22,038                    3,597
Net change in unrealized
  appreciation (depreciation)
  of investments                     445,825      1,748,188       8,652,343     17,494,590       1,347,132                3,190,363
                                ------------   ------------   -------------   ------------   -------------   ----------------------

Net realized and unrealized
  gains (losses) on
  investments                        530,675      1,719,293       8,694,342     17,348,520       1,369,170                3,193,960
                                ------------   ------------   -------------   ------------   -------------   ----------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                    $    583,615   $  1,765,196   $  8,825,829    $ 16,746,598   $   1,583,184   $            3,104,562
                                ============   ============   =============   ============   =============   ======================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                                         TOTAL                      MONEY MARKET FUND+
                                            -------------------------------  -------------------------------
                                                 2003             2002            2003             2002
                                            --------------   --------------  --------------   --------------
OPERATIONS:
  Net investment income (loss)              $     (209,515)  $    1,695,777  $     (786,812)  $     (207,241)
  Net realized gains (losses) from
    investment transactions                      5,021,661        3,478,033               -                -
  Net change in unrealized appreciation
    (depreciation) of investments              145,463,208     (109,000,780)              -                -
                                            --------------   --------------  --------------   --------------
Net increase (decrease) in net assets
    resulting from operations                  150,275,354     (103,826,970)       (786,812)        (207,241)
                                            --------------   --------------  --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                            144,061,947      179,429,711      28,398,933       43,081,962
  Death benefits                                (1,156,021)      (1,002,511)        (48,433)          (6,012)
  Cost of insurance                            (50,970,509)     (47,239,814)     (4,428,935)      (4,019,068)
  Net transfers                                 (6,334,357)     (15,302,412)    (22,166,954)     (22,236,073)
  Transfer of policy loans                       2,432,179        1,687,600         326,452          168,785
  Contract administration charges               (3,267,903)      (3,777,140)       (254,564)        (404,432)
  Surrender benefits                           (27,792,806)     (21,948,768)     (2,836,430)      (3,301,398)
                                            --------------   --------------  --------------   --------------
Net increase (decrease) in net assets
  resulting from variable life activities       56,972,530       91,846,666      (1,009,931)      13,283,764
                                            --------------   --------------  --------------   --------------
  Total increase (decrease) in net assets      207,247,884      (11,980,304)     (1,796,743)      13,076,523
NET ASSETS:

  Beginning of year                            535,858,333      547,838,637      47,383,283       34,306,760
                                            --------------   --------------  --------------   --------------
  END OF YEAR                               $  743,106,217   $  535,858,333  $   45,586,540   $   47,383,283
                                            ==============   ==============  ==============   ==============

                                                   QUALITY BOND FUND+
                                            -------------------------------
                                                 2003             2002
                                            --------------   --------------
OPERATIONS:
  Net investment income (loss)              $      680,787   $      539,282
  Net realized gains (losses) from
    investment transactions                        402,821           26,863
  Net change in unrealized appreciation
    (depreciation) of investments                  (58,645)         161,430
                                            --------------   --------------
Net increase (decrease) in net assets
    resulting from operations                    1,024,963          727,575
                                            --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                              4,622,130        3,928,923
  Death benefits                                  (101,785)         (61,115)
  Cost of insurance                             (1,896,726)      (1,510,395)
  Net transfers                                  1,493,549        1,786,744
  Transfer of policy loans                          74,467           42,596
  Contract administration charges                  (96,860)        (101,097)
  Surrender benefits                              (920,252)        (378,455)
                                            --------------   --------------
Net increase (decrease) in net assets
  resulting from variable life activities        3,174,523        3,707,201
                                            --------------   --------------
  Total increase (decrease) in net assets        4,199,486        4,434,776
NET ASSETS:

  Beginning of year                             20,812,882       16,378,106
                                            --------------   --------------
  END OF YEAR                               $   25,012,368   $   20,812,882
                                            ==============   ==============

                                                 HIGH YIELD BOND FUND+             GROWTH EQUITY FUND+
                                            -------------------------------  -------------------------------
                                                 2003             2002            2003             2002
                                            --------------   --------------  --------------   --------------
OPERATIONS:
  Net investment income (loss)              $    1,365,258   $    1,372,423  $     (240,124)  $     (246,739)
  Net realized gains (losses) from
    investment transactions                        110,896           (3,256)       (375,671)        (421,903)
  Net change in unrealized appreciation
    (depreciation) of investments                2,179,813       (1,025,500)      2,642,059       (8,741,446)
                                            --------------   --------------  --------------   --------------
Net increase (decrease) in net assets
    resulting from operations                    3,655,967          343,667       2,026,264       (9,410,088)
                                            --------------   --------------  --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                              2,707,774        2,623,196       4,435,001        5,962,726
  Death benefits                                   (94,662)         (16,883)        (19,256)         (66,555)
  Cost of insurance                             (1,449,826)      (1,190,003)     (1,776,914)      (1,987,712)
  Net transfers                                    848,857        1,018,779      (1,057,185)        (978,785)
  Transfer of policy loans                          58,484           68,435          79,190           75,792
  Contract administration charges                  (69,217)         (69,579)       (122,156)        (161,528)
  Surrender benefits                              (809,138)        (424,625)       (792,535)        (681,169)
                                            --------------   --------------  --------------   --------------
Net increase (decrease) in net assets
  resulting from variable life activities        1,192,272        2,009,320         746,145        2,162,769
                                            --------------   --------------  --------------   --------------
  Total increase (decrease)  in net assets       4,848,239        2,352,987       2,772,409       (7,247,319)
NET ASSETS:

  Beginning of year                             16,400,225       14,047,238      18,001,117       25,248,436
                                            --------------   --------------  --------------   --------------
  END OF YEAR                               $   21,248,464   $   16,400,225  $   20,773,526   $   18,001,117
                                            ==============   ==============  ==============   ==============

                                                LARGE CAP VALUE FUND+
                                            -------------------------------
                                                 2003             2002
                                            --------------   --------------
OPERATIONS:
  Net investment income (loss)              $      180,526   $      211,367
  Net realized gains (losses) from
    investment transactions                        (15,796)         470,361
  Net change in unrealized appreciation
    (depreciation) of investments               11,650,372       (8,867,399)
                                            --------------   --------------
Net increase (decrease) in net assets
    resulting from operations                   11,815,102       (8,185,671)
                                            --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                              8,118,065        9,743,586
  Death benefits                                  (157,818)        (107,555)
  Cost of insurance                             (3,573,442)      (3,554,145)
  Net transfers                                   (373,591)          42,505
  Transfer of policy loans                         168,510          117,438
  Contract administration charges                 (238,488)        (279,120)
  Surrender benefits                            (2,038,768)      (1,988,552)
                                            --------------   --------------
Net increase (decrease) in net assets
  resulting from variable life activities        1,904,468        3,974,157
                                            --------------   --------------
  Total increase (decrease)  in net assets      13,719,570       (4,211,514)
NET ASSETS:

  Beginning of year                             43,897,982       48,109,496
                                            --------------   --------------
  END OF YEAR                               $   57,617,552   $   43,897,982
                                            ==============   ==============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                FLEXIBLY MANAGED FUND+        INTERNATIONAL EQUITY FUND+
                                            ------------------------------  -------------------------------
                                                 2003            2002            2003             2002
                                            ------------------------------  --------------   --------------
OPERATIONS:
  Net investment income (loss)              $      590,186  $    1,388,893  $     (132,653)  $     (262,004)
  Net realized gains (losses) from
    investment transactions                      1,494,807       3,824,343         133,379          219,543
  Net change in unrealized appreciation
    (depreciation) of investments               24,437,078      (5,697,759)      9,705,644       (2,955,160)
                                            ------------------------------  --------------   --------------
Net increase (decrease) in net assets
    resulting from operations                   26,522,071        (484,523)      9,706,370       (2,997,621)
                                            ------------------------------  --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                             19,035,070      16,151,752       5,843,806        7,199,549
  Death benefits                                  (164,453)       (179,763)        (50,684)         (26,434)
  Cost of insurance                             (7,750,074)     (6,295,074)     (2,412,625)      (2,467,750)
  Net transfers                                  6,034,351       2,477,744        (423,414)      (2,307,401)
  Transfer of policy loans                         491,896         211,837         123,162          107,309
  Contract administration charges                 (547,516)       (520,355)       (155,705)        (176,822)
  Surrender benefits                            (4,678,244)     (3,844,331)     (1,561,129)        (879,551)
                                            ------------------------------  --------------   --------------
Net increase (decrease) in net assets
  resulting from variable life activities       12,421,030       8,001,810       1,363,411        1,448,900
                                            ------------------------------  --------------   --------------
  Total increase (decrease) in net assets       38,943,101       7,517,287      11,069,781       (1,548,721)
NET ASSETS:

  Beginning of year                             87,844,079      80,326,792      29,402,251       30,950,972
                                            ------------------------------  --------------   --------------
  END OF YEAR                               $  126,787,180  $   87,844,079  $   40,472,032   $   29,402,251
                                            ==============================  ==============   ==============

                                                SMALL CAP VALUE FUND +             EMERGING GROWTH FUND+
                                            -------------------------------   -------------------------------
                                                 2003             2002             2003             2002
                                            --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income (loss)              $     (486,787)  $     (317,907)  $     (386,642)  $     (317,002)
  Net realized gains (losses) from
    investment transactions                      2,378,616        1,743,844           37,478         (627,154)
  Net change in unrealized appreciation
    (depreciation) of investments               15,319,640       (6,162,239)      11,465,011      (15,644,935)
                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
    resulting from operations                   17,211,469       (4,736,302)      11,115,847      (16,589,091)
                                            --------------   --------------   --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                              5,669,839        5,927,908        6,887,707        8,616,253
  Death benefits                                  (103,020)         (27,952)         (27,826)         (57,731)
  Cost of insurance                             (2,264,393)      (1,903,132)      (2,690,325)      (2,679,307)
  Net transfers                                  1,467,949        2,318,974         (768,090)      (1,239,177)
  Transfer of policy loans                         117,643          101,743          119,828          158,484
  Contract administration charges                 (173,387)        (173,900)        (217,172)        (247,671)
  Surrender benefits                            (1,031,333)        (727,525)      (1,037,701)      (1,056,395)
                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from variable life activities        3,683,298        5,516,116        2,266,421        3,494,456
                                            --------------   --------------   --------------   --------------
  Total increase (decrease) in net assets       20,894,767          779,814       13,382,268      (13,094,635)
NET ASSETS:

  Beginning of year                             22,440,876       21,661,062       23,576,721       36,671,356
                                            --------------   --------------   --------------   --------------
  END OF YEAR                               $   43,335,643   $   22,440,876   $   36,958,989   $   23,576,721
                                            ==============   ==============   ==============   ==============

                                                   LIMITED MATURITY                    INDEX 500
                                                      BOND FUND+                          FUND+
                                            ------------------------------  -------------------------------
                                                 2003            2002            2003             2002
                                            ------------------------------  --------------   --------------
OPERATIONS:
  Net investment income (loss)              $      182,557  $       84,388  $     (322,173)  $     (167,262)
  Net realized gains (losses) from
    investment transactions                         21,583          34,646         340,208         (151,458)
  Net change in unrealized appreciation
    (depreciation) of investments                  (94,146)        100,977      21,317,710      (20,688,542)
                                            ------------------------------  --------------   --------------
Net increase (decrease) in net assets
    resulting from operations                      109,994         220,011      21,335,745      (21,007,262)
                                            ------------------------------  --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                              1,625,126         945,045      21,531,108       33,174,537
  Death benefits                                      (979)        (11,047)       (102,734)        (152,380)
  Cost of insurance                               (643,690)       (442,793)     (7,859,740)      (7,683,013)
  Net transfers                                    223,715       2,552,511         290,492        3,247,979
  Transfer of policy loans                           8,474           6,052         199,501          114,963
  Contract administration charges                  (27,670)        (24,411)       (387,630)        (529,009)
  Surrender benefits                              (389,075)        (47,664)     (5,080,699)      (2,131,402)
                                            ------------------------------  --------------   --------------
Net increase (decrease) in net assets
  resulting from variable life activities          795,901       2,977,693       8,590,298       26,041,675
                                            ------------------------------  --------------   --------------
  Total increase (decrease)  in net assets         905,895       3,197,704      29,926,043        5,034,413
NET ASSETS:

  Beginning of year                              6,522,781       3,325,077      76,776,275       71,741,862
                                            ------------------------------  --------------   --------------
  END OF YEAR                               $    7,428,676  $    6,522,781  $  106,702,318   $   76,776,275
                                            ==============================  ==============   ==============

                                                        MID CAP                           MID CAP
                                                      GROWTH FUND+                      VALUE FUND+
                                            -------------------------------   -------------------------------
                                                 2003             2002             2003             2002
                                            --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income (loss)              $     (292,513)  $     (202,076)  $     (214,582)  $     (120,670)
  Net realized gains (losses) from
    investment transactions                         (8,909)        (298,545)         483,027          (87,974)
  Net change in unrealized appreciation
    (depreciation) of investments                6,520,312       (5,080,947)       6,058,669       (1,834,464)
                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
    resulting from operations                    6,218,890       (5,581,568)       6,327,114       (2,043,108)
                                            --------------   --------------   --------------   --------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                              3,954,235        4,486,287        3,688,918        4,186,767
  Death benefits                                   (15,054)         (28,134)         (86,167)          (8,208)
  Cost of insurance                             (1,409,879)      (1,208,698)      (1,571,101)      (1,483,677)
  Net transfers                                  2,105,125         (262,741)       1,100,453          289,051
  Transfer of policy loans                          64,907           65,125           83,635           95,090
  Contract administration charges                 (110,416)        (115,648)        (110,853)        (119,967)
  Surrender benefits                              (504,306)        (442,737)        (715,947)        (907,171)
                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
  resulting from variable life activities        4,084,612        2,493,454        2,388,938        2,051,885
                                            --------------   --------------   --------------   --------------
  Total increase (decrease)  in net assets      10,303,502       (3,088,114)       8,716,052            8,777
NET ASSETS:

  Beginning of year                             11,976,331       15,064,445       17,057,712       17,048,935
                                            --------------   --------------   --------------   --------------
  END OF YEAR                               $   22,279,833   $   11,976,331   $   25,773,764   $   17,057,712
                                            ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      LARGE CAP                       STRATEGIC
                                                    GROWTH FUND +                    VALUE FUND +
                                            -----------------------------   -----------------------------
                                                2003          2002 (a)          2003          2002 (a)
                                            -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)              $     (49,963)  $      (2,606)  $     (49,604)  $      (4,202)
  Net realized gains (losses) from
    investment transactions                        (2,104)           (525)         43,807          (2,692)
  Net change in unrealized appreciation
    (depreciation) of investments                 459,398         (25,444)        981,852        (242,006)
                                            -------------   -------------   -------------   -------------
Net increase (decrease) in net assets
    resulting from operations                     407,331         (28,575)        976,055        (248,900)
                                            -------------   -------------   -------------   -------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                             1,103,474         212,815         966,728         863,272
  Death benefits                                     (336)              -            (341)              -
  Cost of insurance                              (181,538)        (21,318)       (331,271)       (125,331)
  Net transfers                                 1,682,463         472,218         648,981       2,717,527
  Transfer of policy loans                         28,853              57          45,199             (33)
  Contract administration charges                 (18,571)         (2,275)        (17,795)         (4,865)
  Surrender benefits                              (98,365)           (701)        (59,725)           (127)
                                            -------------   -------------   -------------   -------------
Net increase (decrease) in net assets
  resulting from variable life activities       2,515,980         660,796       1,251,776       3,450,443
                                            -------------   -------------   -------------   -------------
  Total increase (decrease) in net assets       2,923,311         632,221       2,227,831       3,201,543
NET ASSETS:

  Beginning of year                               632,221               -       3,201,543               -
                                            -------------   -------------   -------------   -------------
  END OF YEAR                               $   3,555,532   $     632,221   $   5,429,374   $   3,201,543
                                            =============   =============   =============   =============

                                                        REIT                        BALANCED
                                                       FUND +                      PORTFOLIO++
                                            ----------------------------  ----------------------------
                                                2003         2002 (a)         2003           2002
                                            -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)              $      52,940  $      16,563  $      45,903  $     148,983
  Net realized gains (losses) from
    investment transactions                        84,850         (4,853)       (28,895)       (82,891)
  Net change in unrealized appreciation
    (depreciation) of investments                 445,825        (24,671)     1,748,188     (2,546,517)
                                            -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     583,615        (12,961)     1,765,196     (2,480,425)
                                            -------------  -------------  -------------  -------------

VARIABLE LIFE ACTIVITIES:
  Purchase payments                               932,989        321,108      2,751,120      3,509,117
  Death benefits                                     (347)             -         (9,978)       (30,150)
  Cost of insurance                              (199,386)       (41,795)    (1,249,767)    (1,213,704)
  Net transfers                                 1,393,822        669,258        236,424       (728,794)
  Transfer of policy loans                         19,945          1,764         75,755         36,160
  Contract administration charges                 (16,522)        (3,921)       (72,174)       (88,209)
  Surrender benefits                              (50,323)        (9,909)      (534,580)      (413,372)
                                            -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from variable life activities       2,080,178        936,505      1,196,800      1,071,048
                                            -------------  -------------  -------------  -------------
  Total increase (decrease) in net assets       2,663,793        923,544      2,961,996     (1,409,377)
NET ASSETS:

  Beginning of year                               923,544              -     11,601,167     13,010,544
                                            -------------  -------------  -------------  -------------
  END OF YEAR                               $   3,587,337  $     923,544  $  14,563,163  $  11,601,167
                                            =============  =============  =============  =============

                                                    EQUITY INCOME                    GROWTH
                                                     PORTFOLIO+++                 PORTFOLIO+++
                                            ----------------------------  ----------------------------
                                                2003           2002           2003           2002
                                            -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)              $     131,487  $     156,948  $    (601,922) $    (530,554)
  Net realized gains (losses) from
    investment transactions                        41,999        472,434       (146,070)    (1,517,243)
  Net change in unrealized appreciation
    (depreciation) of investments               8,652,343     (6,943,253)    17,494,590    (20,954,982)
                                            -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                   8,825,829     (6,313,871)    16,746,598    (23,002,779)
                                            -------------  -------------  -------------  -------------

VARIABLE LIFE ACTIVITIES:
    Purchase payments                           6,049,656      7,674,882     12,414,167     16,248,678
    Death benefits                                (59,380)       (30,368)       (99,521)      (165,272)
    Cost of insurance                          (2,620,355)    (2,585,302)    (5,157,842)    (5,347,743)
    Net transfers                                 844,744     (1,189,275)       750,518     (4,840,393)
    Transfer of policy loans                      103,564         72,790        202,142        191,113
    Contract administration charges              (157,421)      (183,253)      (387,842)      (466,623)
    Surrender benefits                         (1,729,966)    (1,341,473)    (2,406,755)    (2,567,826)
                                            -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from variable life activities       2,430,842      2,418,001      5,314,867      3,051,934
                                            -------------  -------------  -------------  -------------
  Total increase (decrease) in net assets      11,256,671     (3,895,870)    22,061,465    (19,950,845)
NET ASSETS:

  Beginning of year                            29,258,020     33,153,890     51,842,303     71,793,148
                                            -------------  -------------  -------------  -------------
  END OF YEAR                               $  40,514,691  $  29,258,020  $  73,903,768  $  51,842,303
                                            =============  =============  =============  =============

                                                    ASSET MANAGER           EMERGING MARKETS EQUITY
                                                    PORTFOLIO+++             (INT'L) PORTFOLIO++++
                                            ----------------------------  ----------------------------
                                                2003           2002           2003           2002
                                            -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)              $     214,014  $     230,410  $     (89,398) $     (75,217)
  Net realized gains (losses) from
    investment transactions                        22,038        (89,629)         3,597        (25,878)
  Net change in unrealized appreciation
    (depreciation) of investments               1,347,132     (1,108,934)     3,190,363       (718,989)
                                            -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                   1,583,184       (968,153)     3,104,562       (820,084)
                                            -------------  -------------  -------------  -------------

VARIABLE LIFE ACTIVITIES:
    Purchase payments                           1,942,317      2,897,325      1,383,784      1,674,023
    Death benefits                                   (326)       (20,242)       (12,921)        (6,710)
    Cost of insurance                            (879,577)      (855,710)      (623,103)      (624,144)
    Net transfers                                (337,659)       315,070       (328,907)       571,867
    Transfer of policy loans                        9,428         19,101         31,144         32,999
    Contract administration charges               (42,109)       (53,793)       (43,835)       (50,662)
    Surrender benefits                           (295,248)      (570,858)      (222,287)      (233,527)
                                            -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from variable life activities         396,826      1,730,893        183,875      1,363,846
                                            -------------  -------------  -------------  -------------
  Total increase (decrease) in net assets       1,980,010        762,740      3,288,437        543,762
NET ASSETS:

  Beginning of year                             9,795,842      9,033,102      6,511,178      5,967,416
                                            -------------  -------------  -------------  -------------
  END OF YEAR                               $  11,775,852  $   9,795,842  $   9,799,615  $   6,511,178
                                            =============  =============  =============  =============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND
     II
++++ INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS - December 31, 2003

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies of Penn Mutual Variable Life Account I ("Account I") are as follows:

     GENERAL - Account I was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV, Variable Estate Max, Variable EstateMax II, Variable EstateMax III, and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. Under applicable insurance law, the assets and liabilities of Account I are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account I's assets applicable to the variable life contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2003 and the reported amounts from operations and variable life activities during 2003 and 2002. Actual results could differ with those estimates.

     INVESTMENTS - Assets of Account I are invested into subaccounts, which invest in the shares of Penn Series Funds, Inc. ("Penn Series"), an affiliate of Penn Mutual: Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth, Mid Cap Value, Large Cap Growth, Strategic Value, and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; and The Universal Institutional Funds, Inc. ("Van Kampen"):
Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Van Kampen are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

     FEDERAL INCOME TAXES - The operations of Account I are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provision of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account I to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to Account I for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable life contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of the IRC. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

NOTE 2.  PURCHASES AND SALES OF INVESTMENTS

     The following table shows the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of each fund or portfolio for the period ended December 31, 2003:

                                                     PURCHASES         SALES
                                                   -------------   -------------
Money Market Fund                                  $  31,286,961   $  32,436,531
Quality Bond Fund                                     12,374,794       8,176,597
High Yield Bond Fund                                   6,315,808       3,758,212
Growth Equity Fund                                     3,640,288       3,134,223
Large Cap Value Fund                                   8,117,441       6,032,232
Flexibly Managed Fund                                 22,993,267       8,529,500
International Equity Fund                             11,929,618      10,698,665
Small Cap Value Fund                                   9,667,035       4,188,906
Emerging Growth Fund                                   5,792,915       3,912,925
Limited Maturity Bond Fund                             3,456,598       2,472,319
Index 500 Fund                                        20,478,872      12,210,433
Mid Cap Growth Fund                                    5,413,037       1,620,786
Mid Cap Value Fund                                     5,130,175       2,482,308
Large Cap Growth Fund                                  2,807,806         341,757
Strategic Value Fund                                   1,741,915         503,550
REIT Fund                                              2,747,909         535,200
Balanced Portfolio                                     3,320,142       2,077,393
Equity Income Portfolio                                6,026,604       3,464,086
Growth Portfolio                                       9,866,463       5,153,153
Asset Manager Portfolio                                2,662,730       2,051,866
Emerging Markets Equity (Int'l) Portfolio              1,563,629       1,469,093

NOTE 3.  RELATED PARTY TRANSACTIONS

Penn Mutual received $12,938,143 from Account I for the year ended December 31, 2003. These charges include those assessed through a reduction in unit value, as well as those assessed through redemption of units.

NOTE 4.  CONTRACT CHARGES

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder. These are as follows:

       PRODUCTS                      MORTALITY & RISK EXPENSE                         GUARANTEED MAXIMUM RATE
-----------------------------------------------------------------------------------------------------------------------
Cornerstone VUL             0.75%                                            0.90%
Cornerstone VUL II          0.90% (policy years 1 - 15)                      0.90%
                            0.60% (policy years 16+)
Cornerstone VUL III         0.45%                                            0.90%
Cornerstone VUL IV          0.45% on the first $50,000 of account            0.60% on the first $50,000 of account
                                  value, 0.15% on account value in                 value, 0.30% on account value in
                                  excess of $50,000; and a monthly                 excess of $50,000; and a monthly
                                  expense charge per $1,000 of                     expense charge per $1,000 of
                                  specified amount during first 10                 specified amount during first 10
                                  years varying by issue age and rate              years varying by issue age and rate
                                  class. The same load will apply for              class. The same load will apply for
                                  the first 10 years following an                  the first 10 years following an
                                  increase in specified amount.                    increase in specified amount.
Variable Estate Max         0.90% (policy years 1 - 15)                      0.90%

                            0.60% (policy years 16+)
Variable Estate Max II      0.90% (policy years 1 - 15)                      0.90%
                            0.60% (policy years 16+)
Variable Estate Max III     0.60% (policy years 1 - 10)                      0.90% (policy years 1 - 10)
                            0.05% (policy years 11+)                         0.35% (policy years 11+)
                                  and a monthly expense charge per                 and a monthly expense charge per
                                  $1,000 of Specified Amount during                $1,000 of Specified Amount during
                                  first 10 years. The same load will               first 10 years. The same load will
                                  apply for the first 10 years                     apply for the first 10 years
                                  following an increase in specified               following an increase in specified
                                  amount. Please refer to the                      amount. Please refer to the
                                  prospectus for details.                          prospectus for details.
Momentum Builder            0.65%                                            0.65%

Certain charges of the products are reflected as a redemption of units held by the policyholder. These are as follows:

PRODUCTS                  SURRENDER CHARGES
----------------------------------------------------------------------------------------
Cornerstone VUL           Maximum charge of 100% of purchase payments received. Charges do not apply after 11 years.
Cornerstone VUL II        Maximum charge of 100% of purchase payments received. Charges do not apply after 11 years.
Cornerstone VUL III       Maximum charge of 100% of purchase payments received. Charges do not apply after 11 years.
Cornerstone VUL IV        Maximum charge of 100% of purchase payments received. Charges do not apply after 11 years.
Variable Estate Max       Maximum charge of 100% of purchase payments received. Charges do not apply after 16 years.
Variable Estate Max II    Maximum charge of 100% of purchase payments received. Charges do not apply after 16 years.
Variable Estate Max III   Maximum charge of 100% of purchase payments received. Charges do not apply after 14 years.
Momentum Builder          Maximum charge of 100% of purchase payments received. Charges do not apply after 10 years.

Premium charges on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%. Sales and distribution expense charges on purchase payments range from 1.50% to 5.00%

For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV, Variable Estate Max, Variable Estate Max II, and Variable Estate Max III policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy.

For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value.

NOTE 5.  ACCUMULATION UNITS

                              AT DECEMBER 31,
                                   2001                 AT DECEMBER 31, 2002                    AT DECEMBER 31, 2003
                              ---------------   -------------------------------------   -------------------------------------
                                                                            ENDING                                  ENDING
                                   UNIT           UNITS        UNITS         UNIT           UNITS      UNITS         UNIT
SUBACCOUNT                        BALANCE       PURCHASED     REDEEMED      BALANCE       PURCHASED   REDEEMED      BALANCE
---------------------------------------------   -------------------------------------   -------------------------------------
Money Market Fund                   2,779,072    7,890,216   (6,711,761)    3,957,528    2,046,223   (2,180,400)    3,823,351
Quality Bond Fund                   1,145,370      586,457     (303,242)    1,428,585      645,944     (395,317)    1,679,212
High Yield Bond Fund                  953,225      283,586     (117,737)    1,119,074      280,618     (173,262)    1,226,430
Growth Equity Fund                  1,977,845      521,286     (227,389)    2,271,742      441,072     (298,261)    2,414,553
Large Cap Value Fund                2,551,612      615,967     (209,290)    2,958,289      481,077     (256,578)    3,182,788
Flexibly Managed Fund               3,739,321    1,053,276     (318,887)    4,473,710    1,055,725     (205,676)    5,323,759
International Equity Fund           2,465,729    6,552,611   (6,319,794)    2,698,546      886,179     (703,147)    2,881,578

Small Cap Value Fund                1,330,180      573,453     (164,911)    1,738,722      438,571     (176,073)    2,001,220
Emerging Growth Fund                1,899,029      682,445     (306,862)    2,274,612      499,042     (240,611)    2,533,043
Limited Maturity Bond Fund            259,723      290,593      (57,248)      493,068      213,414     (144,825)      561,656
Index 500 Fund                      6,269,225    3,489,466     (758,966)    8,999,725    1,801,412     (970,413)    9,830,723
Mid Cap Growth Fund                 1,524,823      596,808     (270,727)    1,850,903      624,561     (116,538)    2,358,927
Mid Cap Value Fund                  1,170,257      349,799     (170,347)    1,349,708      318,850     (130,055)    1,538,503
Large Cap Growth Fund                       -       84,528       (9,381)       75,147      282,350      (19,866)      337,631
Strategic Value Fund                        -      380,662       (5,684)      374,978      174,124      (38,344)      510,758
REIT Fund                                   -      119,255      (19,010)      100,245      229,133      (40,877)      288,500
Balanced Portfolio                    925,694      251,590     (131,008)    1,046,277      223,543     (128,830)    1,140,990
Equity Income Portfolio             1,940,870      516,365     (249,659)    2,207,577      378,827     (151,150)    2,435,253
Growth Portfolio                    4,285,243    1,083,407     (627,149)    4,741,500      860,046     (295,734)    5,305,813
Asset Manager Portfolio               627,261      263,063     (114,513)      775,811      182,708     (126,728)      831,791
Emerging Markets Equity
  (Int'l) Portfolio                   794,339      257,089     (101,072)      950,356      155,883     (151,730)      954,510

NOTE 6. FINANCIAL HIGHLIGHTS

     Account I is a funding vehicle for a number of variable life products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered within Account I have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account I as contract owners may not have selected all available and applicable contract options.

                                AT JANUARY 01,
                                     2003                       AT DECEMBER 31, 2003
                               ----------------   -----------------------------------------------
SUBACCOUNT                     UNIT FAIR VALUE      UNITS      UNIT FAIR VALUE       NET ASSETS
-----------------------------------------------   -----------------------------------------------
Money Market Fund              $10.44 to $19.37   3,823,351   $ 10.53 to $ 19.41   $   45,586,540
Quality Bond Fund               11.07 to  30.54   1,679,212     11.75 to   32.22       25,012,368
High Yield Bond Fund            10.40 to  29.40   1,226,430     12.81 to   35.97       21,248,464
Growth Equity Fund               4.16 to  17.99   2,414,553      4.65 to   20.08       20,773,526
Large Cap Value Fund             8.45 to  36.41   3,182,788     10.75 to   46.22       57,617,552
Flexibly Managed Fund           10.87 to  50.86   5,323,759     14.12 to   65.65      126,787,180
International Equity Fund        6.92 to  14.48   2,881,578      9.15 to   19.10       40,472,032
Small Cap Value Fund             9.23 to  15.52   2,001,220     16.14 to   26.93       43,335,643
Emerging Growth Fund             5.84 to  17.98   2,533,043      8.57 to   26.32       36,958,989
Limited Maturity Bond Fund      11.06 to  15.22     561,656     11.38 to   15.54        7,428,676
Index 500 Fund                   6.36 to  11.29   9,830,723      8.13 to   14.38      106,702,318
Mid Cap Growth Fund              4.17 to   9.22   2,358,927      6.20 to   13.66       22,279,833
Mid Cap Value Fund               9.44 to  14.32   1,538,503     12.92 to   19.44       25,773,764
Large Cap Growth Fund            8.39 to   8.44     337,631     10.44 to   10.60        3,555,532
Strategic Value Fund             8.52 to   8.57     510,758     10.57 to   10.73        5,429,374
REIT Fund                        9.19 to   9.24     288,500     12.34 to   12.53        3,587,337
Balanced Portfolio               8.32 to  15.74   1,140,990      9.67 to   18.16       14,563,163
Equity Income Portfolio          7.78 to  16.88   2,435,253     10.09 to   21.83       40,514,691

                                    FOR THE YEAR ENDED DECEMBER 31,2003
                               ----------------------------------------------
                                INVESTMENT
                               INCOME RATIO*     EXPENSE      TOTAL RETURN***
SUBACCOUNT                          (%)        RATIO** (%)           (%)
-----------------------------------------------------------------------------
Money Market Fund                  0.88        0.45 to 0.90   (0.04) to 0.71
Quality Bond Fund                  4.45        0.45 to 0.90    5.23 to 6.02
High Yield Bond Fund               8.51        0.45 to 0.90   22.02 to 22.97
Growth Equity Fund                 0.03        0.45 to 0.90   11.36 to 12.21
Large Cap Value Fund               1.69        0.45 to 0.90   26.62 to 27.61
Flexibly Managed Fund              2.16        0.45 to 0.90   28.75 to 29.76
International Equity Fund          0.68        0.45 to 0.90   31.66 to 32.70
Small Cap Value Fund                  -        0.45 to 0.90   73.28 to 74.69
Emerging Growth Fund                  -        0.45 to 0.90   46.19 to 47.36
Limited Maturity Bond Fund         3.82        0.45 to 0.90    1.98 to 2.75
Index 500 Fund                     1.47        0.45 to 0.90   27.26 to 28.25
Mid Cap Growth Fund                   -        0.45 to 0.90   47.96 to 49.14
Mid Cap Value Fund                 0.40        0.45 to 0.90   35.62 to 36.69
Large Cap Growth Fund              0.58        0.45 to 0.90   24.48 to 25.45
Strategic Value Fund               0.51        0.45 to 0.90   24.01 to 24.98
REIT Fund                          5.25        0.45 to 0.90   34.27 to 35.33
Balanced Portfolio                 1.81        0.45 to 0.90   15.24 to 16.12
Equity Income Portfolio            1.71        0.45 to 0.90   29.16 to 30.18

Growth Portfolio                 5.77 to  16.37   5,305,813      7.63 to   21.58       73,903,768
Asset Manager Portfolio          8.51 to  15.78     831,791     10.00 to   18.48       11,775,852
Emerging Markets Equity
  (Int'l) Portfolio              6.61 to   8.96     954,510      9.81 to   13.41        9,799,615

Growth Portfolio                   0.25        0.45 to 0.90   31.66 to 32.69
Asset Manager Portfolio            3.36        0.45 to 0.90   16.92 to 17.82
Emerging Markets Equity
  (Int'l) Portfolio                   -        0.45 to 0.90   48.33 to 49.52

                               AT JANUARY 01,
SUBACCOUNT                         2002                        AT DECEMBER 31, 2002
-----------------------------------------------   -----------------------------------------------
                               UNIT FAIR VALUE      UNITS       UNIT FAIR VALUE      NET ASSETS
                              -----------------   -----------------------------------------------
Money Market Fund             $ 10.27 to $19.18   3,957,528   $ 10.44  to $ 19.37   $  47,383,283
Quality Bond Fund               10.51 to  29.20   1,428,585     11.07  to   30.54      20,812,882
High Yield Bond Fund            10.06 to  28.62   1,119,074     10.40  to   29.40      16,400,225
Growth Equity Fund               6.42 to  27.81   2,271,742      4.16  to   17.99      18,001,117
Large Cap Value Fund             9.98 to  43.09   2,958,289      8.45  to   36.41      43,897,982
Flexibly Managed Fund           10.77 to  50.73   4,473,710     10.87  to   50.86      87,844,079
International Equity Fund        7.72 to  16.20   2,698,546      6.92  to   14.48      29,402,251
Small Cap Value Fund            11.09 to  18.79   1,738,722      9.23  to   15.52      22,440,876
Emerging Growth Fund            10.13 to  31.27   2,274,612      5.84  to   17.98      23,576,721
Limited Maturity Bond Fund      10.41 to  14.43     493,068     11.06  to   15.22       6,522,781
Index 500 Fund                   8.22 to  14.63   8,999,725      6.36  to   11.29      76,776,275
Mid Cap Growth Fund              6.22 to  13.78   1,850,903      4.17  to    9.22      11,976,331
Mid Cap Value Fund              10.43 to  15.92   1,349,708      9.44  to   14.32      17,057,712
Large Cap Growth Fund           10.04 to  19.14      75,147      8.39  to    8.44         632,221
Strategic Value Fund                - to      -     374,978      8.52  to    8.57       3,201,543
REIT Fund                           - to      -     100,245      9.19  to    9.24         923,544
Balanced Portfolio                  - to      -   1,046,277      8.32  to   15.74      11,601,167
Equity Income Portfolio          9.41 to  20.47   2,207,577      7.78  to   16.88      29,258,020
Growth Portfolio                 8.30 to  23.60   4,741,500      5.77  to   16.37      51,842,303
Asset Manager Portfolio          9.37 to  17.42     775,811      8.51  to   15.78       9,795,842
Emerging Markets Equity
  (Int'l) Portfolio              7.32 to   9.83     950,356      6.61  to    8.96       6,511,178

SUBACCOUNT                           FOR THE YEAR ENDED DECEMBER 31,2002
-------------------------------------------------------------------------------
                               INVESTMENT
                              INCOME RATIO*     EXPENSE       TOTAL RETURN***
                                   (%)        RATIO** (%)           (%)
                              -------------------------------------------------
Money Market Fund                  1.58       0.45 to 0.90      0.74 to 4.00
Quality Bond Fund                  4.30       0.45 to 0.90      4.33 to 10.23
High Yield Bond Fund              10.13       0.45 to 0.90      2.48 to 3.57
Growth Equity Fund                    -       0.45 to 0.90   (39.94) to (35.20)
Large Cap Value Fund               1.61       0.45 to 0.90   (15.72) to (13.72)
Flexibly Managed Fund              2.83       0.45 to 0.90      0.02 to 8.21
International Equity Fund          0.13       0.45 to 0.90   (20.31) to (10.35)
Small Cap Value Fund                  -       0.45 to 0.90   (17.51) to (8.08)
Emerging Growth Fund                  -       0.45 to 0.90   (42.60) to (36.28)
Limited Maturity Bond Fund         2.98       0.45 to 0.90      5.30 to 10.12
Index 500 Fund                     1.45       0.45 to 0.90   (23.45) to (22.63)
Mid Cap Growth Fund                   -       0.45 to 0.90   (34.54) to (32.89)
Mid Cap Value Fund                 0.58       0.45 to 0.90   (10.23) to (5.94)
Large Cap Growth Fund              0.78       0.45 to 0.90   (16.10) to (15.94)
Strategic Value Fund               0.58       0.45 to 0.90   (14.77) to (14.51)
REIT Fund                          4.60       0.45 to 0.90    (8.11) to (7.94)
Balanced Portfolio                 2.51       0.45 to 0.90   (17.89) to (17.15)
Equity Income Portfolio            1.68       0.45 to 0.90   (17.69) to (16.48)
Growth Portfolio                   0.25       0.45 to 0.90   (31.79) to (30.42)
Asset Manager Portfolio            3.59       0.45 to 0.90    (9.55) to (7.12)
Emerging Markets Equity
  (Int'l) Portfolio                   -       0.45 to 0.90   (10.71) to (9.31)

                               AT JANUARY 01,
                                    2001                       AT DECEMBER 31, 2001
                              -----------------   -----------------------------------------------
SUBACCOUNT                     UNIT FAIR VALUE      UNITS       UNIT FAIR VALUE      NET ASSETS
-----------------------------------------------   -----------------------------------------------
Money Market Fund             $ 10.72 to $18.56   2,779,072   $ 10.27 to $ 19.18    $  34,306,760
Quality Bond Fund               11.13 to  26.99   1,145,370     10.51 to   29.20       16,378,106
High Yield Bond Fund             9.56 to  26.94     953,225     10.06 to   28.62       14,047,238
Growth Equity Fund               8.63 to  37.50   1,977,845      6.42 to   27.81       25,248,436
Large Cap Value Fund            10.27 to  44.44   2,551,612      9.98 to   43.09       48,109,496
Flexibly Managed Fund           12.00 to  46.29   3,739,321     10.77 to   50.73       80,326,792
International Equity Fund       10.79 to  22.71   2,465,729      7.72 to   16.20       30,950,972
Small Cap Value Fund            10.41 to  16.21   1,330,180     11.09 to   18.79       21,661,062
Emerging Growth Fund            12.09 to  37.44   1,899,029     10.13 to   31.27       36,671,356
Limited Maturity Bond Fund      10.77 to  13.63     259,723     10.41 to   14.43        3,325,077
Index 500 Fund                   9.38 to  16.75   6,269,225      8.22 to   14.63       71,741,862
Mid Cap Growth Fund              8.70 to  19.31   1,524,823      6.22 to   13.78       15,064,445
Mid Cap Value Fund              11.25 to  16.57   1,170,257     10.43 to   15.92       17,048,935
Balanced Portfolio              11.96 to  22.26     925,694     10.04 to   19.14       13,010,544

                                     FOR THE YEAR ENDED DECEMBER 31, 2001
                              -------------------------------------------------
                               INVESTMENT
                              INCOME RATIO*     EXPENSE       TOTAL RETURN***
SUBACCOUNT                         (%)        RATIO** (%)            (%)
-------------------------------------------------------------------------------
Money Market Fund                 3.90        0.45 to 0.90       2.74 to 3.52
Quality Bond Fund                 5.51        0.45 to 0.90       5.14 to 8.42
High Yield Bond Fund              9.97        0.45 to 0.90       0.58 to 6.44
Growth Equity Fund                0.03        0.45 to 0.90    (26.01) to (8.79)
Large Cap Value Fund              1.37        0.45 to 0.90     (3.27) to 1.89
Flexibly Managed Fund             2.91        0.45 to 0.90       7.67 to 9.79
International Equity Fund         1.93        0.45 to 0.90    (28.77) to (11.14)
Small Cap Value Fund              0.10        0.45 to 0.90      10.89 to 16.22
Emerging Growth Fund                 -        0.45 to 0.90    (16.59) to 10.48
Limited Maturity Bond Fund        4.56        0.45 to 0.90       4.07 to 6.16
Index 500 Fund                    1.28        0.45 to 0.90    (12.77) to (1.09)
Mid Cap Growth Fund                  -        0.45 to 0.90    (28.76) to (2.48)
Mid Cap Value Fund                0.71        0.45 to 0.90     (4.03) to 4.27
Balanced Portfolio                1.68        0.45 to 0.90    (14.14) to 0.42

Equity Income Portfolio          9.94 to  21.70   1,940,870      9.41 to   20.47       33,153,890
Growth Equity Portfolio         10.12 to  28.87   4,285,243      8.30 to   23.60       71,793,148
Asset Manager Portfolio          9.81 to  18.30     627,261      9.37 to   17.42        9,033,102
Emerging Markets Equity
  (Int'l) Portfolio              7.95 to   8.33     794,339      7.32 to    9.83        5,967,416

Equity Income Portfolio           1.61        0.45 to 0.90     (5.38) to 0.98
Growth Equity Portfolio           0.07        0.45 to 0.90    (18.39) to (2.01)
Asset Manager Portfolio           3.91        0.45 to 0.90     (4.95) to 2.18
Emerging Markets Equity
  (Int'l) Portfolio                  -        0.45 to 0.90     (7.33) to (1.63)

* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account I from the underlying mutual funds, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded, as in Cornerstone VUL IV (which would have an expense ratio of 0.00% since all contract charges are assessed through a reduction in units held).

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                         Report of Independent Auditors

Board of Trustees of The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Life Account I

We have audited the accompanying statements of assets and liabilities of Penn Mutual Variable Life Account I ("Variable Account") (comprised of the following sub-accounts: Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Growth Fund, Strategic Value Fund, REIT Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, and Emerging Markets Equity (Int'l) Portfolio) as of December 31, 2003, the related statements of operations for the year then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Penn Mutual Variable Life Account I at December 31, 2003, the results of their operations for the year then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP


Philadelphia, Pennsylvania
March 19, 2004

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                        2003              2002
-------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS

Debt securities, at fair value                       $    5,034,637    $    4,928,419
Equity securities, at fair value                             39,562            39,940
Mortgage loans on real estate                                    26             5,750
Real estate, net of accumulated depreciation                 16,379            17,015
Policy loans                                                641,711           648,106
Short-term investments                                      167,046            35,215
Other invested assets, at fair value                        173,672           161,309
                                                     --------------    --------------
    Total investments                                     6,073,033         5,835,754

Cash and cash equivalents                                    29,866            23,455
Investment income due and accrued                            79,883            81,044
Deferred acquisition costs                                  576,895           530,868
Amounts recoverable from reinsurers                         304,508           295,327
Broker/dealer receivables                                 3,031,951         2,208,282
Goodwill                                                     14,354            14,354
Other assets                                                181,299           165,341
Separate account assets                                   2,773,141         2,180,524
                                                     --------------    --------------

    TOTAL ASSETS                                     $   13,064,930    $   11,334,949
                                                     ==============    ==============

LIABILITIES

Reserves for future policy benefits                  $    2,674,162    $    2,693,758
Other policyholder funds                                  2,724,978         2,496,026
Policyholders' dividends payable                             20,702            24,108
Broker/dealer payables                                    2,706,530         1,909,676
Accrued income taxes                                        181,841           148,079
Debt                                                         87,798            86,046
Other liabilities                                           241,818           252,463
Separate account liabilities                              2,773,141         2,180,524
                                                     --------------    --------------

    TOTAL LIABILITIES                                    11,410,969         9,790,680
                                                     --------------    --------------

EQUITY

Retained earnings                                         1,440,118         1,332,221
Accumulated other comprehensive income:
  Unrealized appreciation of securities                     216,243           217,555
  Minimum pension liability                                  (2,400)           (5,507)
                                                     --------------    --------------
    Total accumulated other comprehensive income            213,843           212,048
                                                     --------------    --------------

    TOTAL EQUITY                                          1,653,961         1,544,269
                                                     --------------    --------------

      TOTAL LIABILITIES AND EQUITY                   $   13,064,930    $   11,334,949
                                                     ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                         2003            2002            2001
--------------------------------------------------------------------------------------------------
(IN THOUSANDS)
REVENUES

Premium and annuity considerations                   $     130,065   $     115,830   $     117,916
Policy fee income                                          185,608         162,910         149,186
Net investment income                                      426,210         429,723         424,607
Net realized capital losses                                (18,313)        (39,999)         (7,622)
Broker/dealer fees and commissions                         396,312         344,091         361,657
Other income                                                25,139          13,648          26,634
                                                     -------------   -------------   -------------

TOTAL REVENUE                                            1,145,021       1,026,203       1,072,378
                                                     -------------   -------------   -------------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries           383,062         391,124         410,015
Policyholder dividends                                      45,782          52,554          57,155
Decrease in reserves for future policy benefits            (27,370)        (32,505)        (46,065)
General expenses                                           291,903         258,013         248,446
Broker/dealer sales expense                                222,095         193,144         202,370
Amortization of deferred acquisition costs                  68,138          78,790          56,105
                                                     -------------   -------------   -------------

TOTAL BENEFITS AND EXPENSES                                983,610         941,120         928,026
                                                     -------------   -------------   -------------

INCOME BEFORE INCOME TAXES                                 161,411          85,083         144,352
                                                     -------------   -------------   -------------

Income taxes:
  Current                                                   27,787          10,307          45,134
  Deferred                                                  25,727           1,623           2,544
                                                     -------------   -------------   -------------

INCOME TAX EXPENSE                                          53,514          11,930          47,678
                                                     -------------   -------------   -------------

     NET INCOME                                      $     107,897   $      73,153   $      96,674
                                                     =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                      ACCUMULATED
                                                         OTHER
                                                     COMPREHENSIVE     RETAINED          TOTAL
                                                     INCOME/(LOSS)     EARNINGS         EQUITY
--------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 2001                           $      58,582   $   1,162,394   $   1,220,976

Net income for 2001                                              -          96,674          96,674
Other comprehensive income, net of tax
  Unrealized appreciation of securities,
  net of reclassification adjustments                       29,150               -          29,150
                                                                                     -------------
Comprehensive income                                                                       125,824
                                                     -------------   -------------   -------------
BALANCE AT DECEMBER 31, 2001                                87,732       1,259,068       1,346,800

Net income for 2002                                              -          73,153          73,153
Other comprehensive income, net of tax
    Unrealized appreciation of securities,
    net of reclassification adjustments                    129,823               -         129,823
    Minimum pension liability                               (5,507)              -          (5,507)
                                                                                     -------------
Comprehensive income                                                                       197,469
                                                     -------------   -------------   -------------
BALANCE AT DECEMBER 31, 2002                               212,048       1,332,221       1,544,269

Net income for 2003                                                        107,897         107,897
Other comprehensive income, net of tax
  Unrealized depreciation of securities,
  net of reclassification adjustments                       (1,312)              -          (1,312)
  Minimum pension liability                                  3,107               -           3,107
                                                                                     -------------
Comprehensive Income                                                                       109,692
                                                     -------------   -------------   -------------
BALANCE AT DECEMBER 31, 2003                         $     213,843   $   1,440,118   $   1,653,961
                                                     =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                        2003             2002             2001
-------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                      CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                          $     107,897    $      73,153    $      96,674
Adjustments to reconcile net income to net cash provided by
operating activities:
 Capitalization of acquisition costs                                     (106,977)         (95,672)         (81,488)
 Amortization of deferred acquisition costs                                68,138           78,790           56,105
 Policy fees on universal life and investment contracts                  (100,677)         (81,771)         (84,662)
 Interest credited on universal life and investment contracts             114,721          113,028          125,601
 Depreciation and amortization                                              9,875           (3,955)            (658)
 Net realized capital losses                                               18,313           39,999            7,622
 Decrease/(increase) in investment income due and accrued                   1,161           13,656             (939)
 Increase in amounts recoverable from reinsurers                           (9,181)         (22,440)         (28,884)
 Decrease in reserves for future policy benefits                          (19,596)          (6,180)         (15,172)
 (Decrease)/increase in accrued income tax payable                         32,704          (18,613)           2,350
 Other, net                                                               (27,116)         (23,900)          15,952
                                                                    -------------    -------------    -------------

  NET CASH PROVIDED BY OPERATING ACTIVITIES                                89,261           66,095           92,501
                                                                    -------------    -------------    -------------

                      CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
 Debt securities available for sale                                       562,017        2,106,699        1,560,313
 Equity securities                                                         46,955           64,378           36,388
 Other                                                                        615            1,057            1,658

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
 Debt securities available for sale                                       812,648          328,809          245,517
 Other                                                                     12,338           13,858           22,815

COST OF INVESTMENTS ACQUIRED:
 Debt securities available for sale                                    (1,506,971)      (2,457,921)      (1,603,699)
 Equity securities                                                        (41,416)         (66,892)         (71,112)
 Other                                                                    (17,560)         (98,671)         (27,242)

Change in policy loans, net                                                 6,395           22,365          (17,907)
Cost of short-term investments acquired, net                             (130,489)          (6,595)         (23,328)
Purchases of furniture and equipment, net                                 (15,449)         (18,583)         (15,529)
                                                                    -------------    -------------    -------------

  NET CASH (USED IN)/PROVIDED BY INVESTING ACTIVITIES               $    (270,917)   $    (111,496)   $     107,874
                                                                    -------------    -------------    -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FOR THE YEARS ENDED DECEMBER 31,                                        2003             2002             2001
-------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                      CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts                $     832,957    $     750,745    $     629,427
Withdrawals from universal life and investment contracts                 (538,547)        (634,990)        (704,560)
Transfers to separate accounts                                            (81,280)         (93,290)        (101,281)
Issuance/(repayment) of debt                                                1,752         (116,906)           8,289
(Increase)/decrease in net broker dealer receivables                      (26,815)         113,939           (4,276)
                                                                    -------------    -------------    -------------

  NET CASH PROVIDED BY/(USED IN) FINANCING ACTIVITIES                     188,067           19,498         (172,401)
                                                                    -------------    -------------    -------------

  NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS                      6,411          (25,903)          27,974

CASH AND CASH EQUIVALENTS
  Beginning of the year                                                    23,455           49,358           21,384
                                                                    -------------    -------------    -------------
  END OF THE YEAR                                                   $      29,866    $      23,455    $      49,358
                                                                    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business, which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

NEW ACCOUNTING PRONOUNCEMENTS

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB"). In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as the capitalization and amortization of sales inducements.

Based upon a preliminary comparison of the requirements of SOP 03-1 to the Company's established practice of reserving for GMDB, the adoption of the GMDB reserving methodology under SOP 03-1 is not expected to have a material effect on the Company's financial statements.

In addition, to the GMDB reserving matters, the Company is assessing the other requirements included in SOP 03-01. The Company does not expect the other provisions of the SOP to have a material impact on the Company's Consolidated financial statements. The Company expects to adopt SOP 03-1 in the first quarter of 2004.

Effective January 1, 2002, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 142 "Goodwill and Other Intangible Assets". In accordance with the new rule, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually. Other intangible assets continue to be amortized over their estimated useful lives. In conjunction with the adoption of SFAS No. 142, certain assets with definite lives totaling $1,393, which were previously reported as goodwill, were reclassified to intangible assets. The Company performed the required impairment tests of goodwill for each reporting unit using valuations of reporting units based on earnings and book value multiples and by reference to similar multiples of publicly traded peers. No goodwill impairment resulted from the adoption of these rules.

INVESTMENTS

Debt securities (bonds, redeemable preferred stocks and mortgage and asset-backed securities) that might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities") of high credit quality, changes in expected cash flows are recognized on the retrospective method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities. Factors considered in determining whether declines in fair value are other than temporary include the significance of the decline, the time duration of the decline, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company's ability and intent to retain the investment for a sufficient time span for it to recover. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES

The Company utilizes various financial instruments, such as interest rate swaps, interest rate caps, and financial futures to hedge against interest rate fluctuations. Interest rate swaps and financial futures are carried at fair value and are classified as other invested assets in the consolidated balance sheet. These derivative transactions have been designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. The Company recognized realized capital gains/(losses) of $1,937, $(320) and $208 in 2003, 2002 and 2001, respectively, related to the ineffectiveness of its futures and swap hedges.

Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. Since the Company's use of interest rate caps is designed as an economic hedge and not as a hedge of specific assets or liabilities, they do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized realized capital losses of $1,248, $3,700 and $0 in 2003, 2002 and 2001, respectively, related to the change in fair value of interest rate caps.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

OTHER ASSETS

Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $74,909 and $66,717 at December 31, 2003 and 2002, respectively. Related depreciation and amortization expense was $11,755, $10,891, and $9,991 for the years ended December 31, 2003, 2002 and
2001 respectively.

Intangibles assets with definite lives, which are related to purchased customer lists, are being amortized over ten years and had a gross carrying amount of $2,007 and $2,007 and accumulated amortization of $1,012 and $813 as of December 31, 2003 and 2002, respectively. The aggregate amortization expense related to these intangible assets was $199 in years 2003, 2002 and 2001. Estimated annual amortization expense is $199 for the years 2004 through 2008.

Goodwill is reviewed annually for impairment. No impairment of goodwill has been recognized. Prior to 2002, these costs were amortized on a straight-line basis over not more than 40 years. The following is a reconciliation of reported net income to net income adjusted to exclude goodwill amortization for the year ended December 31, 2001:

          Net income, as reported               $   96,674
          Goodwill amortization, net of tax            403
                                                ----------
          Adjusted net income                   $   97,077
                                                ==========

DEFERRED ACQUISITION COSTS

Costs of acquiring new insurance and investment type contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION

PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 10.53%.

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS

The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2003, participating insurance expressed as a percentage of insurance in force is 95%, and as a percentage of premium income is 82%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2003.

BROKER/DEALER REVENUE RECOGNITION

Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2002 and 2001 amounts have been reclassified to conform with 2003 presentation.

2. INVESTMENTS:

DEBT SECURITIES

The following tables summarize the Company's investments in debt securities (bonds and redeemable preferred stocks). The Company had no investment in redeemable preferred stock as of December 31, 2003 and 2002. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $33,989 and $55,028 as of December 31, 2003 and 2002, respectively.

                                                                           DECEMBER 31, 2003
                                                     -------------------------------------------------------------
                                                                         GROSS           GROSS
                                                       AMORTIZED       UNREALIZED      UNREALIZED         FAIR
                                                         COST            GAINS           LOSSES          VALUE
                                                     -------------   -------------   -------------   -------------
U.S. Treasury securities and U.S.
  Government and agency securities                   $   1,180,672   $      11,706   $      16,681   $   1,175,697
States governments                                           4,260             337               -           4,597
Foreign governments                                         14,986           3,381               -          18,367
Corporate securities                                     1,449,998         290,630          11,946       1,727,086
Mortgage and other asset-backed securities               2,015,168         103,297           9,575       2,108,890
                                                     -------------   -------------   -------------   -------------
  TOTAL                                              $   4,665,084   $     407,755   $      38,202   $   5,034,637
                                                     =============   =============   =============   =============

                                                                           DECEMBER 31, 2002
                                                     -------------------------------------------------------------
                                                                         GROSS           GROSS
                                                       AMORTIZED       UNREALIZED      UNREALIZED         FAIR
                                                         COST            GAINS           LOSSES          VALUE
                                                     -------------   -------------   -------------   -------------
U.S. Treasury securities and U.S.
  Government and agency securities                   $     160,753   $       5,343    $          -   $     166,096
Foreign governments                                         14,985           3,654               -          18,639
Corporate securities                                     2,097,286         288,888          64,308       2,321,866
Mortgage and other asset-backed securities               2,267,929         165,400          11,511       2,421,818
                                                     -------------   -------------   -------------   -------------
  TOTAL                                              $   4,540,953   $     463,285   $      75,819   $   4,928,419
                                                     =============   =============   =============   =============

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2003 by contractual maturity.

                                                                 AMORTIZED
              Years to maturity:                                    COST          FAIR VALUE
                                                              ---------------   --------------
              One or less                                     $        94,454   $      180,841
              After one through five                                  519,490          564,792
              After five through ten                                  779,474          843,975
              After ten                                             1,256,498        1,336,139
              Mortgage and other asset-backed securities            2,015,168        2,108,890
                                                              ---------------   --------------
                TOTAL                                         $     4,665,084   $    5,034,637
                                                              ===============   ==============

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 3.38 years.

At December 31, 2003, the Company held structured securities with a fair value of $2,108,890. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,586,786 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $522,104. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $1,698,538 are rated AAA and include $50,781 of interest-only tranches. As of December 31, 2003 and 2002, the Company's investments included $130,031 and $190,272, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 8% and 12% of equity at December 31, 2003 and 2002, respectively.

At December 31, 2003, the largest industry concentration of the Company's portfolio was investments in the industrial sector of $619,803 representing 12% of the total debt portfolio.

Proceeds during 2003, 2002 and 2001 from sales of available-for-sale securities were $562,017, $2,106,699, and $1,560,313, respectively. Gross gains and gross losses realized on those sales were $35,049 and $15,215, respectively, during 2003, $79,510 and $50,260, respectively, during 2002 and $49,864 and $18,202, respectively, during 2001. During 2003, 2002, and 2001, the Company realized losses of $31,822, $46,012, and $26,468, respectively, related to other than temporary impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2003 and 2002, debt securities with fair value totaling $502,211 and $368,833, respectively, were less than investment grade. At December 31, 2003 and 2002, fair value of securities to be restructured pursuant to commenced negotiations, totaled $570 and $570 and non-income producing debt sercurities totaled $0 and $9,367, respectively. Income is not being accrued on these securities.

As of December 31, 2003, the Company's investments in debt securities which had unrealized losses, by length of time the investments had been in an unrealized loss position is as follows:

                                 AMORTIZED       FAIR       UNREALIZED
                                   COST          VALUE         LOSS
                                -----------   -----------   -----------
    Less than 12 months         $   232,714   $   212,798   $   (19,916)
    Greater than 12 months          505,031       486,745       (18,286)
                                -----------   -----------   -----------
      Total                     $   737,745   $   699,543   $   (38,202)
                                ===========   ===========   ===========

EQUITY SECURITIES

During 2003, 2002 and 2001, the proceeds from sales of equity securities amounted to $46,955, $64,378, and $36,388, respectively. The gross gains and gross losses realized on those sales were $576 and $523, $431 and $428, and $1,430 and $840, for 2003, 2002 and 2001, respectively.

The cost basis of equity securities is $35,063 and $40,555 as of December 31, 2003 and 2002, respectively. The equity securities had gross unrealized gains of $4,569 and $1,801, respectively, and gross unrealized losses of $70 and $2,416, respectively, as of December 31, 2003 and 2002.

OTHER

Investments on deposit with regulatory authorities as required by law were $8,048 and $7,316 at December 31, 2003 and 2002, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income for the years ended December 31:

                                                                  2003           2002           2001
                                                              ------------   ------------   ------------
          Debt securities                                     $    380,491   $    378,290   $    362,519
          Equity securities                                          1,885          3,238          2,642
          Mortgage loans                                             2,698            506          2,124
          Real estate                                                2,209          2,209          2,209
          Policy loans                                              42,534         42,295         45,684
          Short-term investments                                       805          1,525          2,734
          Other invested assets                                      6,387          9,053         12,641
                                                              ------------   ------------   ------------
          Gross investment income                                  437,009        437,116        430,553
             Less: Investment expense                               10,799          7,393          5,946
                                                              ------------   ------------   ------------
          Investment income, net                              $    426,210   $    429,723   $    424,607
                                                              ============   ============   ============

The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31:

                                                                  2003           2002           2001
                                                              ------------   ------------   ------------
          Debt securities                                     $    (10,888)  $    (16,762)  $      5,194
          Equity securities, mortgage loans and real estate             51              3            531
          Other invested assets                                     (8,556)       (24,966)       (13,630)
          Amortization of deferred acquisition costs                 1,080          1,726            283
                                                              ------------   ------------   ------------
          Net realized losses                                 $    (18,313)  $    (39,999)  $     (7,622)
                                                              ============   ============   ============

The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the years ended December 31:

                                                      2003           2002           2001
                                                  ------------   ------------   ------------
Unrealized gains/(losses):
  Debt securities                                 $    (17,913)  $    232,714   $     98,989
  Equity securities                                      5,114         (1,000)        (1,023)
  Other                                                  4,281         (8,809)       (32,738)
                                                  ------------   ------------   ------------
                                                        (8,518)       222,905         65,228
                                                  ------------   ------------   ------------
Less:
  Deferred policy acquisition costs                      6,594        (23,184)       (20,424)
  Deferred income taxes                                    612        (69,898)       (15,654)
                                                  ------------   ------------   ------------
Net change in unrealized gains/(losses)           $     (1,312)  $    129,823   $     29,150
                                                  ============   ============   ============

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                      2003           2002           2001
                                                  ------------   ------------   ------------
RECLASSIFICATION ADJUSTMENTS
Unrealized holding gains arising
  during period                                   $    (11,660)  $    146,142   $     26,113
Reclassification adjustment for gains/(losses)
  included in net income                                10,348         16,319         (3,037)
                                                  ------------   ------------   ------------
Unrealized gains on investments, net
  of reclassification adjustment                  $     (1,312)  $    129,823   $     29,150
                                                  ============   ============   ============

Reclassification adjustments reported in the above table for the years ended December 31, 2003, 2002 and 2001 are net of income tax expense/(benefits) of $(5,570), $(8,787), and $1,635, respectively, and $(2,361), $(10,361), and
$1,480, respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

4. FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2003 and 2002.

                                                             2003                               2002
                                                -------------------------------   -------------------------------
                                                   CARRYING           FAIR           CARRYING           FAIR
                                                     VALUE           VALUE             VALUE           VALUE
                                                --------------   --------------   --------------   --------------
   FINANCIAL ASSETS:
     Debt securities, available for sale        $    5,034,637   $    5,034,637   $    4,928,419   $    4,928,419
     Equity securities
       Common stock                                      7,699            7,699            6,815            6,815
       Non-redeemable preferred stocks                  31,863           31,863           33,125           33,125
     Mortgage loans                                         26               26            5,750            6,753
     Policy loans                                      641,711          619,956          648,106          626,352
     Short-term investments                            167,046          167,046           35,215           35,215
     Other invested assets                             173,672          173,672          161,309          161,309
     Cash and cash equivalents                          29,866           29,866           23,455           23,455
     Separate account assets                         2,773,141        2,773,141        2,180,524        2,180,524

   FINANCIAL LIABILITIES:
     Investment-type contracts
       Individual annuities                            932,349          949,597          803,060          823,920
       Group annuities                                  32,621           33,223           42,762           43,901
       Other policyholder funds                        334,105          334,105          283,598          283,598
                                                --------------   --------------   --------------   --------------
     Total policyholder funds                        1,299,075        1,316,925        1,129,420        1,151,419
     Policyholder's dividends payable                   20,702           20,702           24,108           24,108
     Debt                                               87,798           87,798           86,046           86,046
     Separate account liabilities                    2,773,141        2,773,141        2,180,524        2,180,524

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value that could be negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. At December 31, 2003 and 2002, the Company had no open futures or swap positions. The Company had open interest rate cap positions with a notional amount of $750,000 and $750,000 and a fair value of $7,297 and $8,545 as of December 31, 2003 and 2002, respectively.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current fair value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $0 and $48,972 as of December 31, 2003 and 2002, respectively.

5. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                       2003           2002
                                                    -----------   -----------
          DEFERRED TAX ASSETS:
            Future policy benefits                  $    88,913   $    88,878
            Policyholders' dividends payable              7,189         8,391
            Investment losses                            11,898        19,285
            Employee benefit liabilities                 31,176        27,488
            Other                                        17,541        28,661
                                                    -----------   -----------
               Total deferred tax asset                 156,717       172,703
                                                    -----------   -----------

          DEFERRED TAX LIABILITIES:
            Deferred acquisition costs                  169,971       159,591
            Unrealized investment gains                 116,548       117,523
            Other                                        32,115        30,970
                                                    -----------   -----------
               Total deferred tax liability             318,633       308,084
                                                    -----------   -----------
          Net deferred tax liability                    161,916       135,381
          Tax currently payable                          19,925        12,698
                                                    -----------   -----------
          ACCRUED INCOME TAXES                      $   181,841   $   148,079
                                                    ===========   ===========

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                        2003          2002          2001
                                                    -----------   -----------   -----------
          Tax expense at 35%                        $    56,494   $    29,779   $    50,524
          Increase /(decrease) in income taxes
          resulting from:
            Differential earnings amount                      -       (22,098)            -
            Dividends received deduction                 (2,617)       (2,856)       (3,143)
            Other                                          (363)        7,105           297
                                                    -----------   -----------   -----------
          INCOME TAX EXPENSE                        $    53,514   $    11,930   $    47,678
                                                    ===========   ===========   ===========

Cash paid for federal income taxes in 2003, 2002, and 2001 was $27,069, $28,400, and $48,500, respectively.

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates. The Internal Revenue Code temporarily suspended the DEA for the years 2001 through 2003.

The Internal Revenue Service has examined the Company's income tax returns through the year 1997. Income tax returns for the tax years 1998 through 2001 are currently being examined. Management believes that an adequate provision has been made for potential assessments.

6. BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                      PENSION BENEFITS               OTHER BENEFITS
                                                      ----------------               --------------
                                                     2003           2002           2003          2002
                                                 ------------   ------------   -----------   ------------
          Benefit Obligation                     $   (123,324)  $   (108,339)  $   (37,287)  $    (22,362)
          Fair value of plan assets                    92,108         64,271             -              -
                                                 ------------   ------------   -----------   ------------
          Funded Status                          $    (31,216)  $    (44,068)  $   (37,287)  $    (22,362)
                                                 ============   ============   ===========   ============

          Amounts recognized in the
            consolidated balance sheet:
             Prepaid benefit cost                $     10,573              -             -              -
             Accrued benefit liability                (24,154)  $    (26,981)  $   (35,307)  $    (36,947)
             Intangible assets                            578          1,001             -              -
             Accumulated other comprehensive
              income                                    3,696          8,476             -              -
                                                 ------------   ------------   -----------   ------------
                                                 $     (9,307)  $    (17,504)  $   (35,307)  $    (36,947)
                                                 ============   ============   ===========   ============

The change in the minimum pension liability of $(4,780) is reflected in accumulated other comprehensive income net of tax of $1,673.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,053, $24,154, and $0, respectively, as of December 31, 2003.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                      PENSION BENEFITS               OTHER BENEFITS
                                                      ----------------               --------------
                                                     2003           2002           2003          2002
                                                 ------------   ------------   -----------   ------------
          Discount rate                                  6.25%          7.00%         6.25%          7.00%
          Expected return on plan assets                 8.00%          8.00%            -              -
          Rate of compensation increase                  4.25%          4.50%         4.00%          4.00%

At December 31, 2003, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 14% for 2004 grading to 5% for 2010. At December 31, 2002, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 12.5% for 2003, grading to 5% for 2008. At December 31, 2001, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2002, grading to 5% for 2006. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

The contributions made and the benefits paid from the plans were:

                                                      PENSION BENEFITS               OTHER BENEFITS
                                                      ----------------               --------------
                                                     2003           2002           2003          2002
                                                 ------------   ------------   -----------   ------------
          Benefit cost (savings) recognized in
            consolidated income statement        $      6,652   $      6,870    $      755   $       (753)
          Change in minimum pension
            liability recognized in other
            comprehensive income                       (4,780)         8,476             -              -
          Employer contribution                        14,849         21,048         2,395          1,623
          Benefits paid                                 4,563          4,151         2,395          1,623

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2003, 2002 and 2001, the expense recognized for these plans was $8,853, $6,904, and $8,131, respectively. The fair value of the defined contribution plans' assets at December 31, 2003 and 2002 was $267,973 and $244,633, respectively.

At December 31, 2003 and 2002, $173,237 and $132,438, respectively, of the plans' assets were invested in the Company's group annuity contracts.

7. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                  ASSUMED        CEDED TO
                                   GROSS        FROM OTHER         OTHER            NET
                                  AMOUNT         COMPANIES       COMPANIES        AMOUNT
                               -------------   -------------   -------------   -------------
DECEMBER 31, 2003:
 Life Insurance in Force       $  46,418,533   $     639,717   $  16,517,598   $  30,540,652
 Premiums                            159,869               -          29,804         130,065
 Benefits                            436,925               -          53,863         383,062
 Reserves                          5,398,634             506         304,508       5,094,632

DECEMBER 31, 2002:
 Life Insurance in Force       $  42,692,642   $      54,563   $  13,532,242   $  29,214,963
 Premiums                            144,868               -          29,038         115,830
 Benefits                            437,174               -          46,050         391,124
 Reserves                          5,189,689              95         295,327       4,894,457

During 2001, the Company had gross premiums of $145,626, assumed premiums of $0, ceded premiums of $27,710, gross benefits of $443,863, assumed benefits of $0, and ceded benefits of $33,848. Reinsurance receivables with a carrying value of $197,800 and $197,972 were associated with a single reinsurer at December 31, 2003 and 2002, respectively. This recoverable is secured by investment grade securities with a market value of $201,167 and $199,055, respectively held in trust.

8. DEBT:

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2003, the Company had debt of $87,798, of which $70,100 in short term bank loans were collateralized by customer-owned securities valued at approximately $145,520. At December 31, 2002, the Company had short-term bank loans of $86,046, of which $53,700 were collateralized by customer-owned securities valued at approximately $115,617. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2003 and 2002, the weighted average interest rates on these borrowings were 1.26% and 2.01% respectively. All remaining loans, including bank overdrafts, are not collateralized.

9. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2003, the Company had outstanding commitments totaling $92,521 relating to these investment activities. The fair value of these commitments approximates the face amount.

10. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

The combined insurance companies' statutory capital and surplus at December 31, 2003 and 2002 was $872,426 and $806,099, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2003, 2002, and 2001, was $76,058, $39,411, and $56,776, respectively.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and intangibles.


                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
January 31, 2004

                                     PART C

                                OTHER INFORMATION

ITEM 27:  EXHIBITS

        (a)(1) Resolution of the Board of Trustees of The Penn Mutual Life Insurance Company establishing the Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(a) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

        (a)(2) Resolution of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company relating to investments held in Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No.
                0000950116-99-000880).

        (b)     Not Applicable.

        (c)(1) Distribution Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent. Incorporated herein by reference to Exhibit A(3)(a)(1) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

        (c)(2) Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, Inc. Incorporated herein by reference to Exhibit A(3)(a)(2) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

        (c)(3) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998(Accession No. 0001036050-98-001504).

        (c)(4) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on November 30, 1998 (Accession No. 0001036050-98-002055).

        (c)(5) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance policies under state insurance laws, and companion Form of Corporate Insurance Agent Selling Agreement. Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment to the Form N-4 Registration Statement of Penn Mutual Variable Annuity

                Account III (File No. 333-62811) filed on November 30, 1999 (Accession No. 0001036050-98-002055).

        (c)(6) Schedule of Sales Commissions. Incorporated herein by reference to Exhibit A(3)(c) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

        (d)(1) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (VU-90(S)). Incorporated herein by reference to Exhibit A5(a) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

        (d)(2) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Sex distinct) (VU-99(S)). Incorporated herein by reference to Exhibit A5(b) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

        (d)(3) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Unisex) (VU-99(U)). Incorporated herein by reference to Exhibit A5(c) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

        (d)(4) Additional Insured Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(b) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

        (d)(5) Children's Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(c) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

        (d)(6) Accidental Death Benefit Agreement Rider. Incorporated herein by reference to Exhibit A5(d) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

        (d)(7) Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement Rider. Incorporated herein by reference to Exhibit A5(e) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

        (d)(8) Disability Waiver of Monthly Deduction Agreement Rider. Incorporated herein by reference to Exhibit A5(f) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No.
                0000950116-99-000880).

        (d)(9) Guaranteed Continuation of Policy Agreement Rider. Incorporated herein by reference to Exhibit A5(g) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

        (d)(10) Guaranteed Option to Increase Specified Amount Agreement Rider. Incorporated herein by reference to Exhibit A5(h) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No.
                0000950116-99-000880).

        (d)(11) Supplemental Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(i) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

        (d)(12) Flexible Premium Adjustable Variable Life Insurance Policy (revised) (VU-94(S)). Incorporated herein by reference to Exhibit A5(j) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

        (d)(13) Flexible Periodic Supplemental Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(k) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No.
                0000950116-99-000880).

        (d)(14) Option to Extend the Maturity Date. Incorporated herein by reference to Exhibit A5(n) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

        (d)(15) Option to Extend the Maturity Date. Incorporated herein by reference to Exhibit A5(o) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

        (d)(16) Return of Premium Term Insurance Agreement. Incorporated herein by reference to Exhibit A5(p) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

        (d)(17) Return of Premium Term Insurance Agreement. Incorporated herein by reference to Exhibit A5(q) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

        (d)(18) Supplemental Exchange Agreement. Incorporated herein by reference to Exhibit A5(r) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

        (d)(19) Endorsement - Business Accounting Benefit (1707-01). Incorporated herein by reference to Exhibit A5(s) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No.
                0000950116-99-000884).

        (d)(20) Endorsement - Cost of Insurance. Incorporated herein by reference to Exhibit A5(t) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

        (d)(21) Flexible Premium Adjustable Variable Life Insurance Policy (VU - 01(S)) (Cornerstone IV). Incorporated herein by reference to Exhibit A(5)(u) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

        (d)(22) Flexible Premium Adjustable Variable Life Insurance Policy (VU - 01(U)) (Cornerstone IV). Incorporated herein by reference to Exhibit A(5)(v) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

        (d)(23) Rider Supplemental Term Insurance Agreement (SLT - 01(S)). Incorporated herein by reference to Exhibit A(5)(w) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

        (d)(24) Rider Supplemental Term Insurance Agreement (SLT - 01(U)). Incorporated herein by reference to Exhibit A(5)(w) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

        (e)(1) Application Form for Flexible Premium Adjustable Life Insurance. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No.
                0000950116-99-000867).

        (e)(2) Supplemental Application Form for Flexible Premium Adjustable Variable Life Insurance. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

        (f)(1) Charter of the Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(a) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998(Accession No. 0001036050-98-001504).

        (f)(2) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

        (g)     Not Applicable.

        (h)(1) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to
                Exhibit 8(d) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

        (h)(2) Form of Participation Agreement between The Penn Mutual Life Insurance Company and Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit 8(e) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

        (h)(3) Participation Agreement between The Penn Mutual Life Insurance Company and Morgan Stanley Universal Funds, Inc. (renamed The Universal Institutional Funds, Inc. effective May 1, 2000). Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 22 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 2-77283) filed on April 29, 1997 (Accession No. 0001021408-97-000161).

        (h)(4) Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit A(8)(a) to Post-Effective

                Amendment No. 12 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 19, 2002 (Accession No. 0000950116-02-000799).

        (h)(5) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

        (h)(6) Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to Post Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 33-87276) of Penn Mutual Variable Life Account I filed on April 29, 1996. (Accession No. 0000950109-96-002471).

        (h)(7) Amendment to Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No. 5 to this Form S-6 Registration Statement filed on April 30, 1997. (Accession No.
                0000950109-97-003328).

        (i)     Not Applicable

        (j)     Not Applicable

        (k) Opinion and consent of Franklin L Best, Jr. Esq., Managing Corporate Counsel, The Penn Mutual Life Insurance Company, dated April 16, 2001, as to the legality of the securities being registered. Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-54662) filed on April 18, 2001 (Accession No. 0000950116-01-000677).

        (l)     Not Applicable

        (m)     Not Applicable

        (n)     Consent of Ernst & Young, LLP. Filed herewith.

        (o)     Not Applicable

        (p)     Not Applicable

        (q) Memorandum describing issuance, transfer and redemption procedures. Incorporated herein by reference to Exhibit A(11) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No.
                0000950116-99-000880).

        (r) Powers of Attorney of the Board of Trustees of the Penn Mutual Life Insurance Company. Incorporated herein by reference to
                Exhibit 5 to Registrant's Registration

                Statement on Form S-6 (File No. 33-87276) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500307) on June 1, 2001

ITEM 28:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account.

NAME                      POSITION AND OFFICES WITH DEPOSITOR
-----------------------   -------------------------------------------------------------
Robert E. Chappell        Chairman of the Board and Chief Executive Officer and Member
                          of the Board of Trustees
Daniel J. Toran           President and Chief Operating Officer and Member of the Board
                          of Trustees
Nancy S. Brodie           Executive Vice President and Chief Financial Officer
John M. Albanese          Executive Vice President, Systems and Service
Michael A. Biondolillo    Executive Vice President, Human Resources
Larry L. Mast             Executive Vice President, Sales and Marketing
Peter M. Sherman          Executive Vice President and Chief Investment Officer
Steven O. Miller          Senior Vice President, Independence Financial Network
Ralph L. Crews            Senior Vice President, Career Agency System
Frederick M. Rackovan     Vice President, New Business
Laura Ritzko              Secretary
Richard F. Plush          Vice President and Actuary
Frank J. Howell           Vice President, Broker Dealer Network
Cynthia A. Stains         Assistant Vice President, Investment Accounting and Treasurer
Raymond G. Caucci         Assistant Vice President and Product Manager Actuary
Franklin L. Best, Esq.    Managing Corporate Counsel

          The business address of each of the trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 29: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Penn Mutual established Penn Mutual Variable Life Account I as a separate investment account under Pennsylvania law on January 27, 1987.

          PENN MUTUAL LIFE INSURANCE COMPANY WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     The Penn Insurance and Annuity Company  Life Insurance and Annuities              Delaware

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     Independence Capital Management, Inc.   Investment Adviser                        Pennsylvania

     Penn Janney Fund, Inc.                  Investments                               Pennsylvania

     INDEPENDENCE SQUARE PROPERTIES, LLC     Holding Company                           Pennsylvania

     The Pennsylvania Trust Company          Trust Company                             Pennsylvania

                       INDEPENDENCE SQUARE PROPERTIES, LLC
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     INDEPRO CORPORATION                     Real Estate Investment                    Delaware

     WPI Investment Company                  Real Estate Investment                    Delaware

     Hornor, Townsend & Kent, Inc.           Registered Broker-Dealer and Investment   Pennsylvania
                                             Adviser

     JANNEY MONTGOMERY SCOTT LLC             Registered Broker-Dealer and Investment   Delaware
                                             Adviser

                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     Indepro Property Fund II Corporation    Real Estate Investment                    Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     JMS Resources, Inc.                     Oil and Gas Development                   Pennsylvania

     JMS Investor Services, Inc.             Insurance Sales                           Delaware

----------
All subsidiaries listed above are included in the Registrant's consolidated financial statements.

ITEM 30. INDEMNIFICATION

          Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III filed September 3, 1998 (File No. 33-62811).

          Pennsylvania law (15 Pa. C.S.A. Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

          Penn Mutual owns a directors and officers liability insurance policy covering liabilities that trustees and officers of Penn Mutual and its subsidiaries may incur in acting as trustees and officers.

          Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31:  PRINCIPAL UNDERWRITERS

Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

           Daniel J. Toran, Chairman of the Board
           Michael Biondolillo, Director
           Ralph L. Crews, Director, Senior Vice President, Career Agency System Larry L. Mast, Director, President and Chief Executive Officer
           Steven O. Miller, Director, Senior Vice President, Independence Financial Network
           Nina M. Mulrooney, Director and Senior Vice President, Compliance Patricia L. Carbee, Senior Vice President, Sales and Marketing
           James A. Clary, Senior Vice President and Chief Operating Officer Charles L. Bennett, Vice President, Compliance
           Thomas H. Coffey, Vice President, Independence Financial Network Joseph R. Englert, Vice President, Special Projects
           William D. Gruccio, Vice President, Career Agency System
           Robyn G. Label, Vice President, Market Conduct and Compliance

           Nancy S. Rush, Assistant Vice President, Benefits and Risk Management James W. Zerweck, Assistant Vice President, Sales and Marketing
           Paul I. Martin, Director, Contracts, Licensing and Registration Ronald J. Trudeau, Director, Commissions
           Franklin L. Best, Jr., Counsel
           J. Clay Luby, Treasurer
           Laura M. Ritzko, Secretary
           R. J. Scholz, Assistant Treasurer
           Alan C. Sheppard, Auditor

The principal business address of Messrs. Bennett, Englert, Zerweck and Scholtz is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania. The principal business address of the other directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year:

                                         NET
                                     UNDERWRITING
                                     DISCOUNTS AND   COMPENSATION      BROKERAGE         OTHER
NAME OF PRINCIPAL UNDERWRITER         COMMISSIONS    ON REDEMPTION    COMMISSIONS     COMPENSATION
----------------------------------   -------------   -------------   -------------   -------------
     Hornor, Townsend & Kent, Inc.   $     302,882   $           0   $           0   $           0

ITEM 32:  LOCATION OF ACCOUNTS AND RECORDS

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

The Penn Mutual Life Insurance Company
600 Dresher Road
Horsham, Pennsylvania  19044

ITEM 33:  MANAGEMENT SERVICES

Not applicable.

ITEM 34:  FEE REPRESENTATION

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all the requirement for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Horsham, and the State of Pennsylvania, on the 19th day of April, 2004.

                                      THE PENN MUTUAL LIFE INSURANCE COMPANY
                                      ON ITS BEHALF AND ON BEHALF OF
                                      PENN MUTUAL VARIABLE LIFE ACCOUNT I.

                                      By: /s/ Robert E. Chappell
                                          --------------------------
                                              Robert E. Chappell
                                              Chairman of the Board of Trustees
                                              and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to this Registration Statement has been signed below by the following persons in the capacities indicated and on the 19th day of April, 2004.

SIGNATURE                                            TITLE
---------                                            -----
/s/ Robert E. Chappell                               Chairman of the Board of Trustees
------------------------------------                 and Chief Executive Officer
    Robert E. Chappell

/s/ Nancy S. Brodie                                  Executive Vice President
------------------------------------                 and Chief Financial Officer
    Nancy S. Brodie

*JULIA CHANG BLOCH                                   Trustee

*EDWARD G. BOEHNE                                    Trustee

*JOAN P. CARTER                                      Trustee

*PHILIP E. LIPPINCOTT                                Trustee

*JOHN F. McCAUGHAN                                   Trustee

*ALAN B. MILLER                                      Trustee

*EDMOND F. NOTEBAERT                                 Trustee

*ROBERT H. ROCK                                      Trustee

*DANIEL J. TORAN                                     Trustee

*WESLEY S. WILLIAMS, JR.                             Trustee

*By /s/ Robert E. Chappell
    ----------------------
      Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX

             (n)      Consent of Ernst & Young, LLP